UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6569

Ivy Funds

(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202

(Address of principal executive offices) (Zip code)

Jennifer K. Dulski

6300 Lamar Avenue

Overland Park, Kansas 66202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (913) 236-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

ITEM 1.    SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS Ivy Apollo Multi-Asset Income Fund (in thousands)	DECEMBER 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel Retail – 0.0%
True Religion Apparel, Inc. (A)(B)	1	$85

Apparel, Accessories & Luxury Goods – 0.6%
LVMH Moet Hennessy - Louis Vuitton (C)	11	3,161

Auto Parts & Equipment – 0.5%
GKN plc (C)	653	2,809

Cable & Satellite – 0.0%
Altice N.V., Class A (A)(C)	9	94

Education Services – 0.0%
Laureate Education, Inc., Class A (A)	11	145

Footwear – 0.6%
ANTA Sports Products Ltd. (C)	801	3,633

Home Improvement Retail – 0.6%
Home Depot, Inc. (The)	17	3,249

Homebuilding – 0.6%
Bellway plc (C)	65	3,106

Tires & Rubber – 0.5%
Bridgestone Corp. (C)	60	2,789

Total Consumer Discretionary – 3.4%		19,071
Consumer Staples

Distillers & Vintners – 0.8%
Diageo plc (C)	126	4,603

Packaged Foods & Meats – 1.9%
Danone S.A. (C)	32	2,687
Marine Harvest ASA (C)	187	3,171
Nestle S.A., Registered Shares (C)	51	4,350

		10,208

Personal Products – 0.9%
Unilever N.V., Certicaaten Van Aandelen (C)	85	4,777

Tobacco – 0.8%
British American Tobacco plc (C)	66	4,470

Total Consumer Staples – 4.4%		24,058
Energy

Integrated Oil & Gas – 4.4%
Chevron Corp.	35	4,374
PJSC LUKOIL ADR (C)	57	3,250
Royal Dutch Shell plc, Class A (C)	288	9,626
Total S.A. (C)	136	7,516

		24,766

Total Energy – 4.4%		24,766
Financials

Diversified Banks – 4.8%
Bank of America Corp.	145	4,267
Bank of Montreal (C)	41	3,308
BNP Paribas S.A. (C)	29	2,157
BOC Hong Kong (Holdings) Ltd. (C)	632	3,194
DBS Group Holdings Ltd. (C)	179	3,313
HSBC Holdings plc (C)	331	3,419
ING Groep N.V., Certicaaten Van Aandelen (C)	175	3,206
Royal Bank of Canada (C)	41	3,348

		26,212

Life & Health Insurance – 0.5%
Prudential plc (C)	108	2,755

Thrifts & Mortgage Finance – 0.5%
Indiabulls Housing Finance Ltd. (C)	156	2,924

Total Financials – 5.8%		31,891
Health Care

Pharmaceuticals – 5.6%
AbbVie, Inc.	29	2,833
AstraZeneca plc (C)	49	3,401
Eli Lilly and Co.	39	3,291
Johnson & Johnson	42	5,835
Merck & Co., Inc.	69	3,877
Pfizer, Inc.	217	7,855
Roche Holdings AG, Genusscheine (C)	19	4,683

		31,775

Total Health Care – 5.6%		31,775
Industrials

Aerospace & Defense – 1.3%
Lockheed Martin Corp.	10	3,319
United Technologies Corp.	31	3,998

		7,317

Air Freight & Logistics – 0.5%
Deutsche Post AG (C)	57		2,687

Building Products – 0.5%
Compagnie de Saint-Gobain (C)	50		2,757

Construction & Engineering – 0.8%
Vinci (C)	44		4,468

Electrical Components & Equipment – 1.0%
Eaton Corp.	39		3,101
Schneider Electric S.A. (C)	28		2,333

			5,434

Industrial Conglomerates – 0.4%
Koninklijke Philips Electronics N.V., Ordinary Shares (C)	54		2,023

Total Industrials – 4.5%			24,686
Information Technology

Semiconductor Equipment – 0.5%
Tokyo Electron Ltd. (C)	16		2,910

Semiconductors – 1.5%
Cypress Semiconductor Corp.	176		2,687
Intel Corp.	119		5,471

			8,158

Systems Software – 1.5%
Microsoft Corp.	101		8,652

Technology Hardware, Storage & Peripherals – 0.6%
Samsung Electronics Co. Ltd. (C)	1		3,136

Total Information Technology – 4.1%			22,856
Materials

Construction Materials – 0.5%
CRH plc (C)	79		2,851

Diversified Chemicals – 0.6%
Eastman Chemical Co.	35		3,277

Diversified Metals & Mining – 0.4%
Rio Tinto plc (C)	45		2,343

Paper Products – 0.4%
Mondi plc (C)	85		2,198

Total Materials – 1.9%			10,669
Real Estate

Diversified Real Estate Activities – 1.3%
CapitaLand Ltd. (C)	130		341
Heiwa Real Estate Co. Ltd. (C)	42		885
Mitsubishi Estate Co. Ltd. (C)	86		1,493
Mitsui Fudosan Co. Ltd. (C)	83		1,667
Nomura Real Estate Holdings, Inc. (C)	10		221
Sun Hung Kai Properties Ltd. (C)	156		2,598

			7,205

Diversified REITs – 0.8%
Activia Properties, Inc. (C)	—	*	33
Canadian REIT (C)	4		153
Gecina (C)	4		701
GPT Group (C)	96		381
H&R Real Estate Investment Trust (C)	8		137
Ichigo Hotel Investment Corp. (C)	—	*	151
Kenedix Office Investment Corp. (C)	—	*	460
Land Securities Group plc (C)	84		1,148
Lar Espana Real Estate Socimi S.A. (C)	13		134
Merlin Properties Socimi S.A. (C)	34		464
Mirvac Group (C)	334		610
NSI N.V. (C)	3		142
VEREIT, Inc.	70		542

			5,056

Health Care REITs – 0.6%
HCP, Inc.	35		906
Omega Healthcare Investors, Inc.	11		302
Quality Care Properties, Inc. (A)	3		42
Welltower, Inc.	28		1,786

			3,036

Hotel & Resort REITs – 0.3%
LaSalle Hotel Properties	24		665
Park Hotels & Resorts, Inc.	20		562
RLJ Lodging Trust	26		569

			1,796

Industrial REITs – 0.4%
Duke Realty Corp.	23		631
First Industrial Realty Trust, Inc.	9		290
GLP J-REIT (C)	—	*	305
Mitsubishi Estate Logistics REIT Investment Corp. (C)	—	*	243
ProLogis, Inc.	7		456
SEGRO plc (C)	75		590
Warehouses De Pauw Comm VA (C)	1		162

			2,677

Office REITs – 1.2%
Allied Properties (C)	3		86
alstria office AG (C)	15		225
Boston Properties, Inc.	12		1,514
Daiwa Office Investment Corp. (C)	—	*	553
Derwent London plc (C)	19		786
Global One Corp. (C)	—	*	248
Great Portland Estates plc (C)	27		251
Hibernia REIT plc (C)	91		167
Paramount Group, Inc.	31		492
SL Green Realty Corp.	9		889
Vornado Realty Trust	19		1,464

			6,675

Real Estate Operating Companies – 0.7%
Ado Properties S.A. (C)	2		117
Deutsche EuroShop AG (C)	5		191
Entra ASA (C)	13		189
First Capital Realty, Inc. (C)	11		180
Hongkong Land Holdings Ltd. (C)	62		435
Kungsleden AB (C)	41		299
LEG Immobilien AG (C)	4		457
PSP Swiss Property Ltd., Registered Shares (C)	3		313
Swire Properties Ltd. (C)	276		891
Vonovia SE (C)	21		1,046

			4,118

Residential REITs – 1.2%
American Campus Communities, Inc.	21		876
American Homes 4 Rent	13		289
AvalonBay Communities, Inc.	10		1,792
Camden Property Trust	8		738
Canadian Apartment Properties REIT (C)	3		84
Equity Residential	37		2,350
Irish Residential Properties REIT plc (C)	65		118
Unite Group plc (The) (C)	22		236

			6,483

Retail REITs – 2.0%
Brixmor Property Group, Inc.	38		702
Federal Realty Investment Trust	4		532
GGP, Inc.	17		386
Link (The) (C)	80		740
Mapletree Commercial Trust (C)	158		191
National Retail Properties, Inc.	13		580
Regency Centers Corp.	9		628
Scentre Group (C)	371		1,210
Simon Property Group, Inc.	21		3,594
SmartREIT (C)	4		98
Taubman Centers, Inc.	9		586
Unibail-Rodamco (C)	6		1,409
Vastned Retail N.V. (C)	3		158
Westfield Corp. (C)	47		349

			11,163

Specialized REITs – 0.9%
American Tower Corp., Class A	6		819
Big Yellow Group plc (C)	25		298
Crown Castle International Corp.	6		644
CubeSmart	35		1,015
Digital Realty Trust, Inc.	3		355
Equinix, Inc.	1		490
National Storage REIT (C)	73		87
Public Storage, Inc.	8		1,587

			5,295

Total Real Estate – 9.4%			53,504
Telecommunication Services

Integrated Telecommunication Services – 1.3%
Nippon Telegraph and Telephone Corp. (C)	64		3,009
Orange S.A. (C)	248		4,304

			7,313

Wireless Telecommunication Service – 0.8%
Vodafone Group plc (C)	1,414		4,470

Total Telecommunication Services – 2.1%			11,783
Utilities

Electric Utilities – 1.5%
ENEL S.p.A. (C)	859		5,284
Iberdrola S.A. (C)	434		3,356

			8,640

Multi-Utilities – 0.6%
National Grid plc (C)	269		3,175

Water Utilities – 0.3%
Beijing Enterprises Water Group Ltd. (C)	1,278		987
Guangdong Investment Ltd. (C)	727		973

			1,960

Total Utilities – 2.4%			13,775

TOTAL COMMON STOCKS – 48.0%			$268,834
(Cost: $227,567)

INVESTMENT FUNDS
Registered Investment Companies – 1.1%
iShares iBoxx $ High Yield Corporate Bond ETF	72	6,319

TOTAL INVESTMENT FUNDS – 1.1%		$6,319
(Cost: $6,166)

PREFERRED STOCKS
Consumer Staples

Agricultural Products – 0.0%
Pinnacle Agriculture Enterprises LLC (A)(B)(D)	233	191

Total Consumer Staples – 0.0%		191
Energy

Oil & Gas Exploration & Production – 0.3%
Targa Resources Corp., 9.500% (A)(D)	1	1,418

Total Energy – 0.3%		1,418
Real Estate

Office REITs – 0.1%
iStar, Inc., Convertible	514	511

Total Real Estate – 0.1%		511

TOTAL PREFERRED STOCKS – 0.4%		$2,120
(Cost: $2,046)

ASSET-BACKED SECURITIES	Principal
Adams Mill CLO Ltd., Series 2014-1A, Class D1 (3-Month U.S. LIBOR plus 350 bps),
4.859%, 7–15–26 (E)(F)	$600	599
Anchorage Credit Funding Ltd., Series 2015-2A, Class D,
7.300%, 1–25–31 (E)	600	602
Antares CLO 2017-1A Ltd. (3-Month U.S. LIBOR plus 775 bps),
8.989%, 7–20–28 (F)	650	641
Golub Capital Partners CLO Ltd., Series 2013-17A, Class CR (3-Month U.S. LIBOR plus 350 bps),
4.766%, 10–25–30 (E)(F)	1,000	958
Guggenheim 1828 CLO LLC, Series 2016-1A (3-Month U.S. LIBOR plus 700 bps),
8.359%, 4–15–28 (E)(F)	600	604
Hildene CLO Ltd., Series 2014-2A, Class E (3-Month U.S. LIBOR plus 510 bps),
6.457%, 7–19–26 (E)(F)	250	249
JFIN CLO Ltd. and JFIN CLO LLC, Series 2016-1A, Class E (3-Month U.S. LIBOR plus 720 bps),
8.575%, 7–27–28 (E)(F)	250	254
Marathon CLO Ltd. and Marathon CLO LLC, Series 2015-8A, Class C (3-Month U.S. LIBOR plus 405 bps),
5.404%, 7–18–27 (E)(F)	600	604
NZCG Funding Ltd., Series 2015-2A, Class D (3-Month U.S. LIBOR plus 630 bps),
7.675%, 4–27–27 (E)(F)	470	469
OZLM Ltd., Series 2015-12A (3-Month U.S. LIBOR plus 370 bps),
5.078%, 4–30–27 (E)(F)	600	603
Seven Sticks CLO Ltd., Series 2016-1A (3-Month U.S. LIBOR plus 760 bps),
8.959%, 7–15–28 (E)(F)	600	610
Sound Point CLO Ltd., Series 2016-2A, Class D (3-Month U.S. LIBOR plus 425 bps),
5.613%, 10–20–28 (E)(F)	400	407
TIAA Churchill Middle Market CLO I Ltd., Series 2016-1A, Class D (3-Month U.S. LIBOR plus 540 bps),
6.763%, 10–20–28 (E)(F)	750	757
Trapeza CDO LLC 2007-13A, Class A2A (3-Month U.S. LIBOR plus 33 bps),
1.733%, 11–9–42 (E)(F)	250	181

ZAIS CLO 7 Ltd., Series 2017-2A, Class E (3-Month U.S. LIBOR plus 715 bps),
8.507%, 4–15–30 (E)(F)		500	513

TOTAL ASSET-BACKED SECURITIES – 1.4%			$8,051
(Cost: $7,853)

CORPORATE DEBT SECURITIES
Consumer Discretionary

Advertising – 0.1%
Acosta, Inc.,
7.750%, 10–1–22 (E)		776	566
Outfront Media Capital LLC and Outfront Media Capital Corp.,
5.625%, 2–15–24		300	317

			883

Apparel Retail – 0.3%
Hot Topic, Inc.,
9.250%, 6–15–21 (E)		1,347	1,280
PrestigeBidCo GmbH,
6.250%, 12–15–23 (G)	EUR	200	257

			1,537

Automotive Retail – 0.2%
Allison Transmission, Inc.,
5.000%, 10–1–24 (E)		$136	141
Europcar Drive D.A.C.,
4.125%, 11–15–24 (E)(G)	EUR	337	404
Penske Automotive Group, Inc.,
5.500%, 5–15–26		$136	138
Sonic Automotive, Inc.,
5.000%, 5–15–23		623	601

			1,284

Broadcasting – 1.4%
Clear Channel International B.V.,
8.750%, 12–15–20 (E)		125	129
Clear Channel Outdoor Holdings, Inc.,
6.500%, 11–15–22		1,634	1,657
Clear Channel Worldwide Holdings, Inc., Series A,
7.625%, 3–15–20		227	222
Clear Channel Worldwide Holdings, Inc., Series B,
7.625%, 3–15–20		1,475	1,445
Cumulus Media, Inc.,
7.750%, 5–1–19 (H)		72	13
Gray Television, Inc.,
5.875%, 7–15–26 (E)		300	308
Nexstar Escrow Corp.,
5.625%, 8–1–24 (E)		53	55
Radio One, Inc. (GTD by TV One LLC),
7.375%, 4–15–22 (E)		567	566
Sirius XM Radio, Inc.:
4.625%, 5–15–23 (E)		1,275	1,302
6.000%, 7–15–24 (E)		1,400	1,481
Univision Communications, Inc.,
5.125%, 2–15–25 (E)		500	487

			7,665

Cable & Satellite – 4.0%
Altice Financing S.A.:
6.625%, 2–15–23 (E)		987	1,033
7.500%, 5–15–26 (E)		1,600	1,704
Altice S.A.:
7.250%, 5–15–22 (E)(G)	EUR	250	304
7.750%, 5–15–22 (E)		$2,575	2,523
6.250%, 2–15–25 (E)(G)	EUR	250	294
7.625%, 2–15–25 (E)		$600	575
Altice U.S. Finance I Corp.,
5.500%, 5–15–26 (E)		900	917
Altice U.S. Finance II Corp.,
7.750%, 7–15–25 (E)		395	423
Block Communications, Inc.,
6.875%, 2–15–25 (E)		111	116
Cablevision Systems Corp.:
7.750%, 4–15–18		375	380
5.875%, 9–15–22		446	439
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.500%, 5–1–26 (E)		2,516	2,579
5.000%, 2–1–28 (E)		726	706
DISH DBS Corp.:
6.750%, 6–1–21		297	312
5.875%, 7–15–22		1,000	1,005
5.875%, 11–15–24		122	119
7.750%, 7–1–26		349	367
Intelsat Jackson Holdings S.A.:
9.500%, 9–30–22 (E)		926	1,067
8.000%, 2–15–24 (E)		631	664
Neptune Finco Corp.:
10.125%, 1–15–23 (E)		1,270	1,430
6.625%, 10–15–25 (E)		225	244
10.875%, 10–15–25 (E)		522	620
Numericable - SFR S.A.,
7.375%, 5–1–26 (E)		1,922	1,980
VTR Finance B.V.,
6.875%, 1–15–24 (E)		1,765	1,862
WaveDivision Escrow LLC and WaveDivision Escrow Corp.,
8.125%, 9–1–20 (E)		877	895

			22,558

Casinos & Gaming – 0.7%
CPUK Finance Ltd.,
4.250%, 8–28–22 (E)(G)	GBP	200	275
Everi Payments, Inc.,
7.500%, 12–15–25 (E)		$731	725
Gateway Casinos & Entertainment Ltd.,
8.250%, 3–1–24 (E)		446	477
Golden Nugget, Inc.:
6.750%, 10–15–24 (E)		1,045	1,063
8.750%, 10–1–25 (E)		418	439
Studio City Finance Ltd.,
8.500%, 12–1–20 (E)		345	353

Wynn Macau Ltd.:
4.875%, 10–1–24 (E)		200	201
5.500%, 10–1–27 (E)		209	211

			3,744

Department Stores – 0.0%
Bon-Ton Stores, Inc. (The),
8.000%, 6–15–21		463	131

Education Services – 0.6%
Laureate Education, Inc.,
8.250%, 5–1–25 (E)		2,931	3,107

Leisure Facilities – 0.0%
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC,
5.375%, 4–15–27 (E)		200	210

Movies & Entertainment – 0.3%
Cinemark USA, Inc.:
5.125%, 12–15–22		147	151
4.875%, 6–1–23		663	671
EMI Music Publishing Group North America Holdings,
7.625%, 6–15–24 (E)		194	213
WMG Acquisition Corp.,
6.750%, 4–15–22 (E)		518	541

			1,576

Publishing – 0.2%
E.W. Scripps Co.,
5.125%, 5–15–25 (E)		61	61
MDC Partners, Inc.,
6.500%, 5–1–24 (E)		982	987

			1,048

Restaurants – 0.3%
1011778 B.C. Unlimited Liability Co. and New Red Finance, Inc.:
4.250%, 5–15–24 (E)		295	295
5.000%, 10–15–25 (E)		831	837
Burger King France SAS,
6.000%, 5–1–24 (E)(G)	EUR	100	129
Stonegate Public Co. Financing plc,
4.875%, 3–15–22 (G)	GBP	200	269

			1,530

Specialized Consumer Services – 0.1%
Klesia Prevoyance,
5.375%, 12–8–26 (G)	EUR	200	256
Nielsen Co. (Luxembourg) S.a.r.l. (The),
5.500%, 10–1–21 (E)		$500	514

			770

Specialty Stores – 0.7%
Arch Merger Sub, Inc.,
8.500%, 9–15–25 (E)		152	140
Cumberland Farms, Inc.,
6.750%, 5–1–25 (E)		328	348
Jo-Ann Stores Holdings, Inc. (9.750% Cash or 10.500% PIK),
9.750%, 10–15–19 (E)(I)		2,409	2,361
PetSmart, Inc.:
5.875%, 6–1–25 (E)		685	526
8.875%, 6–1–25 (E)		600	361

			3,736

Total Consumer Discretionary – 8.9%			49,779
Consumer Staples

Food Distributors – 0.2%
Performance Food Group, Inc.,
5.500%, 6–1–24 (E)		472	487
U.S. Foods, Inc.,
5.875%, 6–15–24 (E)		529	556

			1,043

Food Retail – 0.0%
N&W Global Vending S.p.A.,
7.000%, 10–15–23 (E)(G)	EUR	200	255

Hypermarkets & Super Centers – 0.0%
Saci Falabella,
3.750%, 10–30–27 (E)		$200	195

Packaged Foods & Meats – 1.2%
ESAL GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.):
6.250%, 2–5–23 (E)		63	60
6.250%, 2–5–23		269	255
JBS Investments GmbH (GTD by Hungary Holdings Kft),
7.250%, 4–3–24		174	171
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.),
7.750%, 10–28–20 (E)		400	408
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7–15–24 (E)		741	716
5.750%, 6–15–25 (E)		749	721
Lamb Weston Holdings, Inc.,
4.625%, 11–1–24 (E)		220	227
Minerva Luxembourg S.A.,
6.500%, 9–20–26		200	206
Pilgrim’s Pride Corp.:
5.750%, 3–15–25 (E)		63	65
5.875%, 9–30–27 (E)		827	852
Post Holdings, Inc.:
5.500%, 3–1–25 (E)		143	148
8.000%, 7–15–25 (E)		230	259

5.000%, 8–15–26 (E)	220	216
5.750%, 3–1–27 (E)	973	990
Simmons Foods, Inc.,
5.750%, 11–1–24 (E)	1,826	1,810

		7,104

Personal Products – 0.0%
Revlon Consumer Products Corp.,
5.750%, 2–15–21	161	122

Total Consumer Staples – 1.4%		8,719
Energy

Integrated Oil & Gas – 0.1%
Ecopetrol S.A.,
5.375%, 6–26–26	200	216
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.),
5.999%, 1–27–28 (E)	233	234
Petroleos Mexicanos,
5.375%, 3–13–22	150	159

		609

Oil & Gas Drilling – 0.3%
KCA Deutag UK Finance plc,
7.250%, 5–15–21 (E)	1,000	970
Noble Holding International Ltd.,
7.750%, 1–15–24	166	143
Offshore Drilling Holding S.A.,
8.375%, 9–20–20 (E)(J)	1,400	574
Trinidad Drilling Ltd.,
6.625%, 2–15–25 (E)	9	8

		1,695

Oil & Gas Equipment & Services – 0.1%
Brand Energy & Infrastructure Services, Inc.,
8.500%, 7–15–25 (E)	313	329
SESI LLC:
7.125%, 12–15–21	191	196
7.750%, 9–15–24 (E)	83	88

		613

Oil & Gas Exploration & Production – 1.1%
Bellatrix Exploration Ltd.,
8.500%, 5–15–20 (E)	525	496
California Resources Corp.,
8.000%, 12–15–22 (E)	118	97
Carrizo Oil & Gas, Inc.,
7.500%, 9–15–20	166	169
Continental Resources, Inc. (GTD by Banner Pipeline Co. LLC and CLR Asset Holdings LLC),
5.000%, 9–15–22	259	263
Crownrock L.P.,
5.625%, 10–15–25 (E)	1,255	1,261
Delek & Avner Tamar Bond Ltd.,
5.082%, 12–30–23 (E)	82	82
Diamondback Energy, Inc.,
4.750%, 11–1–24	240	241
EnCana Corp.,
6.500%, 8–15–34	162	200
Endeavor Energy Resources L.P.:
5.500%, 1–30–26 (E)	438	445
5.750%, 1–30–28 (E)	438	450
Gulfport Energy Corp.,
6.000%, 10–15–24	200	200
Laredo Petroleum, Inc.,
6.250%, 3–15–23	142	147
Newfield Exploration Co.,
5.625%, 7–1–24	350	376
Parsley Energy LLC and Parsley Finance Corp.,
5.625%, 10–15–27 (E)	293	299
PDC Energy, Inc.,
6.125%, 9–15–24	48	50
Seven Generations Energy Ltd.:
6.750%, 5–1–23 (E)	1,016	1,080
5.375%, 9–30–25 (E)	419	423
Ultra Resources, Inc.,
6.875%, 4–15–22 (E)	240	240
Whiting Petroleum Corp.:
5.750%, 3–15–21	235	241
6.625%, 1–15–26 (E)	222	227

		6,987

Oil & Gas Refining & Marketing – 0.2%
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.),
6.125%, 10–1–24	671	691
QEP Resources, Inc.,
5.625%, 3–1–26	269	273

		964

Oil & Gas Storage & Transportation – 0.1%
Tallgrass Energy Partners L.P. and Tallgrass Energy Finance Corp.,
5.500%, 1–15–28 (E)	214	217
Targa Resources Partners L.P.,
5.000%, 1–15–28 (E)	389	388

		605

Total Energy – 1.9%		11,473
Financials

Consumer Finance – 0.2%
CURO Financial Technologies Corp.,
12.000%, 3–1–22 (E)	195	214
Quicken Loans, Inc.,
5.750%, 5–1–25 (E)	900	932

		1,146

Diversified Banks – 0.0%
BBVA Bancomer S.A.,
6.500%, 3–10–21 (E)	250	272

China Construction Bank Corp.,
3.875%, 5–13–25		200	202
Malayan Banking Berhad,
3.905%, 10–29–26		200	204
Turkiye Is Bankasi A.S.,
5.500%, 4–21–22		200	202

			880

Insurance Brokers – 0.3%
NFP Corp.,
6.875%, 7–15–25 (E)		1,747	1,760

Investment Banking & Brokerage – 0.0%
VHF Parent LLC,
6.750%, 6–15–22 (E)		142	150

Life & Health Insurance – 0.3%
Aegon N.V.,
4.000%, 4–25–44 (G)	EUR	100	135
AG Insurance S.A.,
3.500%, 6–30–47 (G)		200	263
Credit Agricole Assurances S.A.,
4.750%, 9–27–48 (G)		100	143
Legal & General Group plc,
5.500%, 6–27–64 (G)	GBP	100	157
MetLife, Inc.,
10.750%, 8–1–39		$452	756
Pension Insurance Corp. plc,
8.000%, 11–23–26 (G)	GBP	175	298
Prudential plc,
5.700%, 12–19–63 (G)		100	163
RL Finance Bonds No. 2 plc,
6.125%, 11–30–43 (G)		100	155

			2,070

Multi-Line Insurance – 0.1%
Aviva plc,
6.875%, 5–20–58 (G)		70	130
Axa S.A.,
5.625%, 1–16–54 (G)		100	164
Humanis Prevoyance,
5.750%, 10–22–25 (G)	EUR	300	399

			693

Multi-Sector Holdings – 0.1%
Danica Pension A/S,
4.375%, 9–29–45 (G)		100	139
Scottish Widows Ltd.,
5.500%, 6–16–23 (G)	GBP	100	155

			294

Other Diversified Financial Services – 0.8%
AAF Holdings LLC and AAF Finance Co. (12.000% Cash or 12.750% PIK),
12.000%, 7–1–19 (E)(I)		$110	113
Balboa Merger Sub, Inc.,
11.375%, 12–1–21 (E)		1,162	1,266
Icahn Enterprises L.P. and Icahn Enterprises Finance Corp.:
6.250%, 2–1–22 (E)		659	674
6.375%, 12–15–25 (E)		220	220
New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK),
10.625%, 5–1–19 (E)(I)		2,315	2,228

			4,501

Property & Casualty Insurance – 0.4%
Allianz SE,
3.099%, 7–6–47 (G)	EUR	100	131
Esure Group plc,
6.750%, 12–19–24 (G)	GBP	650	1,028
Hub International Ltd.,
7.875%, 10–1–21 (E)		$322	335
Liberty Mutual Holding Co., Inc.,
7.800%, 3–15–37 (E)		181	230
Novae Group plc (3-Month U.S. LIBOR plus 405 bps),
5.466%, 6–30–34 (D)(F)		400	400
USIS Merger Sub, Inc.,
6.875%, 5–1–25 (E)		170	172

			2,296

Specialized Finance – 0.9%
ADCB Finance Cayman Ltd.,
4.500%, 3–6–23		300	315
Arrow Global Finance plc,
5.125%, 9–15–24 (E)(G)	GBP	127	173
China Shenua Overseas Capital Co. Ltd. (GTD by Shenhua Hong Kong Ltd.),
3.875%, 1–20–25		$200	205
Flexi-Van Leasing, Inc.,
7.875%, 8–15–18 (E)		413	411
Gaz Capital S.A.,
6.510%, 3–7–22		200	221
King Power Capital Ltd.,
5.625%, 11–3–24		225	251
Mercury BondCo plc (8.250% Cash or 9.000% PIK),
8.250%, 5–30–21 (G)(I)	EUR	182	227
Preferred Term Securities XXIV Ltd., Series A-2 (3-Month U.S. LIBOR plus 38 bps),
1.969%, 3–22–37 (E)(F)		$1,322	952
Preferred Term Securities XXV Ltd., Series A-2 (3-Month U.S. LIBOR plus 35 bps),
1.939%, 6–22–37 (E)(F)		212	153
TMX Finance LLC and TitleMax Finance Corp.,
8.500%, 9–15–18 (E)		2,150	1,967

			4,875

Thrifts & Mortgage Finance – 0.2%
4finance S.A.,
10.750%, 5–1–22 (E)		400	427

Provident Funding Associates L.P. and PFG Finance Corp.,
6.375%, 6–15–25 (E)		510	536

			963

Total Financials – 3.3%			19,628
Health Care

Health Care Facilities – 0.6%
DaVita HealthCare Partners, Inc.,
5.125%, 7–15–24		97	98
Greatbatch Ltd.,
9.125%, 11–1–23 (E)		783	850
HCA, Inc. (GTD by HCA Holdings, Inc.),
5.250%, 6–15–26		98	104
MPH Acquisition Holdings LLC,
7.125%, 6–1–24 (E)		371	395
Surgery Center Holdings, Inc.,
8.875%, 4–15–21 (E)		681	705
Tenet Healthcare Corp.:
7.500%, 1–1–22 (E)		55	58
8.125%, 4–1–22		1,000	1,017

			3,227

Health Care Services – 0.1%
AMN Healthcare, Inc.,
5.125%, 10–1–24 (E)		259	267

Health Care Supplies – 0.2%
Kinetic Concepts, Inc. and KCI USA, Inc.,
12.500%, 11–1–21 (E)		108	121
Universal Hospital Services, Inc.,
7.625%, 8–15–20		1,101	1,101

			1,222

Life Sciences Tools & Services – 0.2%
Avantor, Inc.:
4.750%, 10–1–24 (E)(G)	EUR	200	240
6.000%, 10–1–24 (E)		$314	313
9.000%, 10–1–25 (E)		732	721

			1,274

Pharmaceuticals – 0.5%
Concordia Healthcare Corp.:
9.500%, 10–21–22 (E)(H)		1,807	163
7.000%, 4–15–23 (E)(H)		94	8
IMS Health, Inc.,
5.000%, 10–15–26 (E)		200	205
Jaguar Holding Co. II and Pharmaceutical Product Development LLC,
6.375%, 8–1–23 (E)		322	325
Valeant Pharmaceuticals International, Inc.:
7.000%, 10–1–20 (E)		307	310
5.500%, 3–1–23 (E)		20	18
5.500%, 11–1–25 (E)		209	213
9.000%, 12–15–25 (E)		153	159
VPII Escrow Corp.,
7.500%, 7–15–21 (E)		571	582
VRX Escrow Corp.:
5.375%, 3–15–20 (E)		459	460
5.875%, 5–15–23 (E)		326	302
6.125%, 4–15–25 (E)		612	560

			3,305

Total Health Care – 1.6%			9,295
Industrials

Aerospace & Defense – 0.5%
KLX, Inc.,
5.875%, 12–1–22 (E)		552	578
TransDigm, Inc.,
6.500%, 5–15–25		200	205
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.000%, 7–15–22		897	917
6.500%, 7–15–24		1,047	1,073
6.375%, 6–15–26		202	205

			2,978

Air Freight & Logistics – 0.0%
XPO Logistics, Inc.:
6.500%, 6–15–22 (E)		254	265
6.125%, 9–1–23 (E)		72	76

			341

Building Products – 0.1%
Masco Corp.,
4.375%, 4–1–26		110	116
Standard Industries, Inc.,
5.500%, 2–15–23 (E)		500	521
Summit Materials LLC and Summit Materials Finance Corp.,
6.125%, 7–15–23		147	153
WESCO Distribution, Inc. (GTD by WESCO International, Inc.),
5.375%, 6–15–24		81	83

			873

Diversified Support Services – 0.1%
Ahern Rentals, Inc.,
7.375%, 5–15–23 (E)		665	625
Ritchie Bros. Auctioneers, Inc.,
5.375%, 1–15–25 (E)		162	167
United Rentals (North America), Inc. (GTD by United Rentals, Inc.),
5.875%, 9–15–26		133	142

			934

Environmental & Facilities Services – 0.1%
GFL Environmental, Inc.:
9.875%, 2–1–21 (E)		260	274
5.625%, 5–1–22 (E)		142	147

			421

Marine Ports & Services – 0.0%
Adani Abbot Point Terminal Pty Ltd.,
4.450%, 12–15–22 (E)		200	194

Security & Alarm Services – 0.3%
Prime Security Services Borrower LLC,
9.250%, 5–15–23 (E)		1,603	1,780
Verisure Midholding AB,
5.750%, 12–1–23 (E)(G)	EUR	100	121

			1,901

Total Industrials – 1.1%			7,642
Information Technology

Application Software – 0.8%
Infor (U.S.), Inc.,
5.750%, 5–15–22 (G)		100	122
JDA Escrow LLC and JDA Bond Finance, Inc.,
7.375%, 10–15–24 (E)		$240	251
Kronos Acquisition Holdings, Inc.,
9.000%, 8–15–23 (E)		2,813	2,630
Orbcomm, Inc.,
8.000%, 4–1–24 (E)		494	527
Riverbed Technology, Inc. and Project Homestake Merger Corp.,
8.875%, 3–1–23 (E)		952	898

			4,428

Data Processing & Outsourced Services – 0.6%
Alliance Data Systems Corp.:
5.875%, 11–1–21 (E)		190	195
5.375%, 8–1–22 (E)		1,107	1,115
Italics Merger Sub, Inc.,
7.125%, 7–15–23 (E)		2,145	2,193
j2 Cloud Services LLC and j2 Global, Inc.,
6.000%, 7–15–25 (E)		206	217

			3,720

Electronic Components – 0.0%
TTM Technologies, Inc.,
5.625%, 10–1–25 (E)		210	215

IT Consulting & Other Services – 0.4%
Cardtronics, Inc. and Cardtronics USA, Inc.,
5.500%, 5–1–25 (E)		121	109
NCR Escrow Corp.:
5.875%, 12–15–21		815	835
6.375%, 12–15–23		739	774
Pioneer Holding Corp.,
9.000%, 11–1–22 (E)		641	663

			2,381

Semiconductors – 0.0%
Micron Technology, Inc.,
5.500%, 2–1–25		85	89

Technology Hardware, Storage & Peripherals – 0.1%
Western Digital Corp.:
7.375%, 4–1–23 (E)		240	259
10.500%, 4–1–24		526	610

			869

Total Information Technology – 1.9%			11,702
Materials

Aluminum – 0.5%
Constellium N.V.:
5.750%, 5–15–24 (E)		1,000	1,020
6.625%, 3–1–25 (E)		816	860
5.875%, 2–15–26 (E)		391	398
Novelis Corp. (GTD by Novelis, Inc.):
6.250%, 8–15–24 (E)		335	351
5.875%, 9–30–26 (E)		118	121

			2,750

Commodity Chemicals – 0.3%
Braskem Netherlands B.V.,
4.500%, 1–10–28 (E)		300	295
CTC BondCo GmbH,
5.250%, 12–15–25 (E)(G)	EUR	500	599
NOVA Chemicals Corp.:
4.875%, 6–1–24 (E)		$508	507
5.250%, 6–1–27 (E)		203	202

			1,603

Construction Materials – 0.2%
Hillman Group, Inc. (The),
6.375%, 7–15–22 (E)		1,120	1,117

Diversified Chemicals – 0.0%
PSPC Escrow Corp.,
6.500%, 2–1–22 (E)		280	289

Fertilizers & Agricultural Chemicals – 0.1%
Pinnacle Operating Corp.,
9.000%, 5–15–23 (E)		336	313

Metal & Glass Containers – 0.2%
ARD Finance S.A.,
7.125%, 9–15–23		200	209
BakerCorp International, Inc.,
8.250%, 6–1–19		1,030	943
HudBay Minerals, Inc.:
7.250%, 1–15–23 (E)		65	69
7.625%, 1–15–25 (E)		98	107

			1,328

Paper Packaging – 0.1%
Flex Acquisition Co., Inc.,
6.875%, 1–15–25 (E)		126	130
Reynolds Group Issuer, Inc., Reynolds Group Issuer LLC and Reynolds Group Issuer (Luxembourg) S.A.,
5.125%, 7–15–23 (E)		500	518

			648

Specialty Chemicals – 0.1%
Kraton Polymers LLC and Kraton Polymers Capital Corp.,
7.000%, 4–15–25 (E)		200	214
Valvoline Finco Two LLC,
5.500%, 7–15–24		350	372

			586

Steel – 0.0%
U.S. Steel Corp.,
8.375%, 7–1–21 (E)		36	39

Total Materials – 1.5%			8,673
Real Estate

Diversified REITs – 0.2%
Country Garden Holdings Co. Ltd.,
4.750%, 9–28–23		200	199
Fibra Uno Administracion S.A. de C.V.,
5.250%, 1–30–26 (E)		200	210

			409

Health Care REITs – 0.0%
MPT Operating Partnership L.P. and MPT Finance Corp. (GTD by Medical Properties Trust, Inc.),
5.250%, 8–1–26		48	50

Office REITs – 0.1%
iStar Financial, Inc., Convertible:
5.000%, 7–1–19		329	331
6.500%, 7–1–21		375	389

			720

Real Estate Development – 0.0%
Keystone Financing plc,
9.500%, 10–15–19 (G)	GBP	38	53

Retail REITs – 0.0%
Link Finance (Cayman) 2009 Ltd.,
2.875%, 7–21–26		$200	194

Total Real Estate – 0.3%			1,426
Telecommunication Services

Alternative Carriers – 0.6%
CommScope Technologies LLC (GTD by CommScope, Inc.),
5.000%, 3–15–27 (E)		570	570
Consolidated Communications Finance II Co.,
6.500%, 10–1–22		807	726
GTT Escrow Corp.,
7.875%, 12–31–24 (E)		893	942
Level 3 Communications, Inc.,
5.750%, 12–1–22		500	502
Level 3 Escrow II, Inc.,
5.375%, 8–15–22		491	497

			3,237

Integrated Telecommunication Services – 1.8%
Frontier Communications Corp.:
9.250%, 7–1–21		172	135
6.250%, 9–15–21		600	426
10.500%, 9–15–22		2,225	1,683
6.875%, 1–15–25		325	210
11.000%, 9–15–25		873	642
GCI, Inc.,
6.875%, 4–15–25		840	895
Olympus Merger Sub, Inc.,
8.500%, 10–15–25 (E)		2,588	2,556
Sprint Corp.:
7.250%, 9–15–21		1,648	1,745
7.875%, 9–15–23		602	641
7.125%, 6–15–24		500	509
Unitymedia GmbH,
3.750%, 1–15–27 (G)	EUR	200	245
ViaSat, Inc.,
5.625%, 9–15–25 (E)		$500	504
Wind Tre S.p.A.,
5.000%, 1–20–26		267	251

			10,442

Wireless Telecommunication Service – 0.5%
Bharti Airtel Ltd.,
4.375%, 6–10–25		200	203
MTN Mauritius Investments Ltd.,
5.373%, 2–13–22 (E)		200	207
Sable International Finance Ltd.,
6.875%, 8–1–22 (E)		810	859
Sprint Nextel Corp.:
9.000%, 11–15–18 (E)		49	52
7.000%, 8–15–20		227	241
11.500%, 11–15–21		108	130
T-Mobile USA, Inc.:
6.000%, 4–15–24		404	428
6.500%, 1–15–26		468	511

			2,631

Total Telecommunication Services – 2.9%			16,310
Utilities

Electric Utilities – 0.1%
Empresa Electrica Angamos S.A.,
4.875%, 5–25–29		200	200

Israel Electric Corp. Ltd.,
6.875%, 6–21–23 (E)		200	232

			432

Independent Power Producers & Energy Traders – 0.1%
Pattern Energy Group, Inc., Convertible,
4.000%, 7–15–20		619	628

Renewable Electricity – 0.2%
Abengoa Yield plc,
7.000%, 11–15–19 (E)		1,020	1,075

Total Utilities – 0.4%			2,135

TOTAL CORPORATE DEBT SECURITIES – 25.2%			$146,782
(Cost: $146,491)

MORTGAGE-BACKED SECURITIES
Other Mortgage-Backed Securities – 1.6%
Barclays Commercial Mortgage Securities LLC, Commercial Mortgage Pass-Through Certificates, Series 2017-GLKS (1-Month U.S. LIBOR plus 370 bps),
4.951%, 11–15–34 (E)(F)		700	702
Consumer Loan Underlying Bond Credit Trust, Series 2017-P1, Class C (Mortgage spread to 3-year U.S. Treasury index),
5.020%, 9–15–23 (E)		300	301
Madison Park Funding Ltd., Series 2012-10A, Class ER (3-Month U.S. LIBOR plus 762 bps),
8.983%, 1–20–29 (E)(F)		825	857
Marlette Funding Trust, Series 2017-2A, Class C,
4.580%, 7–15–24 (E)		750	764
Northwoods Capital XIV Ltd. and Northwoods Capital XIV LLC, Series 2014-14A, Class D (3-Month U.S. LIBOR plus 395 bps),
5.259%, 11–12–25 (E)(F)		1,200	1,205
Northwoods Capital XIV Ltd. and Northwoods Capital XIV LLC, Series 2014A, Class E (3-Month U.S. LIBOR plus 535 bps),
6.659%, 11–12–25 (E)(F)		300	299
PNMAC GMSR Issuer Trust, Series 2017-GT1 (1-Month U.S. LIBOR plus 475 bps),
6.302%, 2–25–50 (E)(F)		1,500	1,530
U.S. Capital Funding V Ltd. and U.S. Capital Funding V Corp., Ser 2006, Class A-2 (3-Month U.S. LIBOR plus 38 bps),
1.730%, 10–10–40 (E)(F)		500	325
Upstart Securitization Trust, Series 2017-2, Class A,
2.508%, 3–20–25 (E)		400	400
Waldorf Astoria Boca Raton Trust, Commercial Mortgage Pass-Through Certificates, Series 2016-BOCA, Class F (1-Month U.S. LIBOR plus 550 bps),
6.977%, 6–15–29 (E)(F)		2,500	2,510

			8,893

TOTAL MORTGAGE-BACKED SECURITIES – 1.6%			$8,893
(Cost: $8,746)

OTHER GOVERNMENT SECURITIES (K)
Luxembourg – 0.1%
Amigo Luxembourg S.A.,
7.625%, 1–15–24 (E)(G)	GBP	350	491

Norway – 0.0%
Kommunal Landspensjonskasse,
4.250%, 6–10–45 (G)	EUR	126	170

TOTAL OTHER GOVERNMENT SECURITIES – 0.1%			$661
(Cost: $621)

LOANS (F)
Consumer Discretionary

Advertising – 0.1%
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 650 bps),
7.878%, 7–25–22		$400	371

Apparel Retail – 0.2%
Talbots, Inc. (The) (ICE LIBOR plus 450 bps),
6.069%, 3–19–20		672	649
Talbots, Inc. (The) (ICE LIBOR plus 850 bps),
10.069%, 3–19–21		275	266
TRLG Intermediate Holdings LLC,
10.000%, 10–27–22		134	131

			1,046

Automotive Retail – 0.2%
Apro LLC (ICE LIBOR plus 400 bps),
5.350%, 8–8–24		251	252
Caliber Collision Centers, Inc. (ICE LIBOR plus 300 bps),
4.569%, 2–1–24		281	283

Euro Garages (GBP ICE LIBOR plus 500 bps),
5.440%, 1–31–23 (G)	GBP	480	650

			1,185

Broadcasting – 0.1%
Sinclair Television Group, Inc.,
0.000%, 12–12–24 (L)		$250	250
Univision Communications, Inc. (ICE LIBOR plus 275 bps),
4.319%, 3–15–24		393	391

			641

Cable & Satellite – 0.1%
Charter Communications Operating LLC,
0.000%, 4–13–25 (L)		250	250
CSC Holdings LLC (ICE LIBOR plus 225 bps),
3.741%, 7–15–25		284	282
Eircom Finco S.a.r.l. (3-Month EURIBOR plus 325 bps),
3.250%, 4–18–24 (G)	EUR	250	299

			831

Casinos & Gaming – 0.2%
Churchill Downs, Inc.,
0.000%, 12–12–24 (B)(L)		$34	34
Cosmopolitan of Las Vegas (The) (1-Month U.S. LIBOR plus 525 bps),
6.501%, 11–9–19		800	805
Everi Payments, Inc. (ICE LIBOR plus 450 bps),
4.979%, 5–9–24		293	296
Gateway Casinos & Entertainment Ltd. (ICE LIBOR plus 375 bps),
5.443%, 2–22–23		133	134

			1,269

Department Stores – 0.3%
Belk, Inc. (ICE LIBOR plus 475 bps),
6.099%, 12–10–22		1,678	1,371
J.C. Penney Co., Inc. (ICE LIBOR plus 425 bps),
5.729%, 6–23–23		233	217

			1,588

Education Services – 0.5%
BARBRI, Inc. (ICE LIBOR plus 425 bps),
5.731%, 12–1–23		250	249
Laureate Education, Inc. (ICE LIBOR plus 450 bps),
6.069%, 4–26–24		2,668	2,688

			2,937

General Merchandise Stores – 0.4%
BJ’s Wholesale Club, Inc. (ICE LIBOR plus 375 bps),
4.953%, 2–3–24		1,355	1,332
BJ’s Wholesale Club, Inc. (ICE LIBOR plus 750 bps),
8.953%, 1–26–25		1,069	1,041

			2,373

Home Furnishings – 0.2%
Serta Simmons Bedding LLC (ICE LIBOR plus 800 bps),
9.407%, 11–8–24		1,010	859

Hotels, Resorts & Cruise Lines – 0.4%
Hotel del Coronado (1-Month U.S. LIBOR plus 500 bps),
6.478%, 8–9–19		150	150
Hudson Delano Senior Mezz LLC (1-Month U.S. LIBOR plus 650 bps),
7.978%, 2–9–20		1,700	1,717
Travel Leaders Group LLC (ICE LIBOR plus 450 bps),
5.919%, 1–25–24		382	387

			2,254

Housewares & Specialties – 0.2%
KIK Custom Products, Inc. (ICE LIBOR plus 450 bps),
6.175%, 8–26–22		697	701
KIK Custom Products, Inc. (ICE LIBOR plus 475 bps),
5.819%, 11–19–21		491	492

			1,193

Movies & Entertainment – 0.0%
DHX Media Ltd. (ICE LIBOR plus 375 bps),
5.319%, 12–22–23 (B)		249	249

Restaurants – 0.1%
Aramark Services, Inc.,
0.000%, 3–11–25 (L)		250	251
NPC International, Inc. (ICE LIBOR plus 350 bps),
5.052%, 4–20–24		140	141
NPC International, Inc. (ICE LIBOR plus 750 bps),
9.052%, 4–18–25		572	584

			976

Specialized Consumer Services – 0.3%
Asurion LLC (ICE LIBOR plus 300 bps),
4.569%, 11–3–23		5	5
Asurion LLC (ICE LIBOR plus 600 bps),
7.569%, 8–4–25		456	468
Eagle Bidco Ltd. (ICE LIBOR plus 475 bps),
5.316%, 5–6–22 (G)	GBP	500	676
Mister Car Wash Holdings, Inc.,
0.000%, 8–21–21 (L)		$22	22

Mister Car Wash Holdings, Inc. (ICE LIBOR plus 425 bps),
5.130%, 8–21–21		474		475

				1,646

Specialty Stores – 0.2%
Academy Sports + Outdoors (ICE LIBOR plus 400 bps):
5.495%, 7–2–22		12		10
5.569%, 7–2–22		26		20
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps),
6.551%, 10–21–23		579		558
PETCO Animal Supplies, Inc. (ICE LIBOR plus 325 bps),
4.380%, 1–26–23		251		189
PetSmart, Inc. (3-Month ICE LIBOR plus 300 bps),
4.570%, 3–10–22		727		579

				1,356

Total Consumer Discretionary – 3.5%				20,774
Consumer Staples

Food Distributors – 0.1%
Dairyland USA Corp. (ICE LIBOR plus 400 bps),
5.570%, 6–22–22		377		378
Dole Food Co., Inc. (ICE LIBOR plus 300 bps):
4.129%, 4–6–24		90		90
4.261%, 4–6–24		90		90
4.302%, 4–6–24		90		90
4.443%, 4–6–24		11		12
6.000%, 4–6–24		—	*	—	*
6.250%, 4–6–24		—	*	—	*

				660

Household Products – 0.1%
Wellness Merger Sub, Inc.,
0.000%, 6–29–24 (L)		15		15
Wellness Merger Sub, Inc. (ICE LIBOR plus 475 bps),
6.443%, 6–29–24		258		260

				275

Packaged Foods & Meats – 0.1%
Post Holdings, Inc. (ICE LIBOR plus 225 bps),
3.820%, 5–24–24		274		274
Shearer’s Foods LLC (ICE LIBOR plus 675 bps),
8.443%, 6–30–22		500		460

				734

Personal Products – 0.1%
Douglas Holding AG (3-Month EURIBOR plus 325 bps),
3.250%, 8–13–22 (G)	EUR	500		597

Soft Drinks – 0.1%
Refresco Group N.V.,
0.000%, 7–21–24 (G)(L)		300		360

Tobacco – 0.0%
Prestige Brands, Inc. (ICE LIBOR plus 275 bps),
4.319%, 1–26–24		$251		252

Total Consumer Staples – 0.5%				2,878
Energy

Coal & Consumable Fuels – 0.3%
Foresight Energy LLC (ICE LIBOR plus 725 bps),
7.443%, 3–28–22		1,289		1,207
Westmoreland Coal Co. (ICE LIBOR plus 650 bps),
8.193%, 12–16–20		987		442

				1,649

Oil & Gas Drilling – 0.2%
KCA Deutag Alpha Ltd.,
0.000%, 5–16–20 (L)		703		686
KCA Deutag Alpha Ltd. (ICE LIBOR plus 525 bps),
7.196%, 5–16–20		515		503

				1,189

Oil & Gas Exploration & Production – 0.3%
California Resources Corp.,
0.000%, 12–31–22 (L)		323		322
Chesapeake Energy Corp. (ICE LIBOR plus 750 bps),
8.954%, 8–23–21		1,153		1,226

				1,548

Oil & Gas Storage & Transportation – 0.2%
Bowie Resources Holdings LLC (ICE LIBOR plus 1,075 bps),
12.319%, 2–16–21		200		190
Bowie Resources Holdings LLC (ICE LIBOR plus 575 bps),
7.319%, 8–12–20		928		902

				1,092

Total Energy – 1.0%				5,478
Financials

Asset Management & Custody Banks – 0.2%
CRCI Holdings, Inc. (ICE LIBOR plus 550 bps),
7.193%, 8–31–23		246		246

Jade Germany GmbH (3-Month EURIBOR plus 475 bps),
5.750%, 5–31–23 (G)	EUR	498		601
Tortoise Borrower LLC,
0.000%, 11–20–24 (B)(L)		$392		396

				1,243

Insurance Brokers – 0.1%
NFP Corp. (ICE LIBOR plus 350 bps),
5.069%, 1–8–24		265		266

Investment Banking & Brokerage – 0.2%
Jane Street Group LLC (ICE LIBOR plus 450 bps),
5.880%, 8–25–22		821		830

Other Diversified Financial Services – 0.1%
AqGen Ascensus, Inc.,
0.000%, 12–3–22 (L)		41		41
Brightwood Capital Advisors LLC (1-Month U.S. LIBOR plus 495 bps),
6.310%, 4–29–23		470		492

				533

Property & Casualty Insurance – 0.0%
Alliant Holdings Intermediate LLC (ICE LIBOR plus 325 bps),
4.802%, 8–14–22		30		30

Specialized Finance – 0.5%
AqGen Island Intermediate Holdings, Inc. (ICE LIBOR plus 400 bps),
5.693%, 12–3–22		219		219
Bre RC Mezz 1 LLC and Bre RC Exeter Mezz 1 LLC (1-Month U.S. LIBOR plus 700 bps),
8.228%, 5–24–18		786		789
Capri Acquisitions Bidco Ltd.,
0.000%, 11–1–24 (G)(L)	EUR	300		360
Fugue Finance B.V. (3-Month EURIBOR plus 325 bps),
3.250%, 6–26–24 (G)		500		599
INEOS U.S. Finance LLC (ICE LIBOR plus 200 bps),
3.569%, 3–31–24		$250		250
LSF10 XL Bidco SCA,
0.000%, 3–13–24 (G)(L)	EUR	300		360
MA FinanceCo. LLC (ICE LIBOR plus 275 bps),
4.319%, 6–21–24		$49		49
Orchestra Borrower LLC and Orchestra Co-Issuer, Inc. (3-Month ICE LIBOR plus 375 bps),
5.135%, 12–30–21		119		120
Ziggo Secured Finance B.V. (ICE LIBOR plus 250 bps),
3.977%, 4–27–25		570		565

				3,311

Total Financials – 1.1%				6,213
Health Care

Biotechnology – 0.1%
Laboratoire BIOLAM LCD (3-Month EURIBOR plus 350 bps),
3.500%, 6–14–24 (G)	EUR	500		603

Health Care Equipment – 0.2%
Patterson Medical Holdings, Inc. (ICE LIBOR plus 475 bps),
6.229%, 8–28–22 (B)		$250		238
Sebia S.A. (3-Month EURIBOR plus 300 bps),
3.000%, 10–24–24 (G)	EUR	300		359
WW Medical and Healthcare Holdings Corp.,
0.000%, 11–2–24 (L)		$250		251

				848

Health Care Facilities – 0.1%
ATI Holdings Acquisition, Inc. (ICE LIBOR plus 350 bps),
4.847%, 5–10–23 (B)		249		251
Covenant Surgical Partners, Inc.,
0.000%, 9–29–24 (B)(L)		47		47
Covenant Surgical Partners, Inc. (3-Month ICE LIBOR plus 475 bps),
6.130%, 9–29–24 (B)		11		11
Covenant Surgical Partners, Inc. (ICE LIBOR plus 475 bps),
6.086%, 9–29–24 (B)		192		192
Select Medical Corp. (ICE LIBOR plus 350 bps):
4.850%, 3–6–24		278		280
7.000%, 3–6–24		—	*	—	*
Team Health Holdings, Inc. (ICE LIBOR plus 275 bps),
4.319%, 2–6–24		190		185

				966

Health Care Services – 0.3%
ExamWorks Group, Inc. (ICE LIBOR plus 325 bps),
4.819%, 7–27–23		247		248

SavaSeniorCare LLC (1-Month U.S. LIBOR plus 730 bps),
8.778%, 10–11–18		1,492	1,522
Schumacher Group (ICE LIBOR plus 400 bps),
5.569%, 7–31–22 (B)		205	202

			1,972

Health Care Technology – 0.1%
BioClinica Holding I L.P. (ICE LIBOR plus 425 bps),
5.625%, 10–20–23 (B)		347	338
inVentiv Group Holdings, Inc. (ICE LIBOR plus 225 bps),
3.819%, 6–26–24		242	242

			580

Life Sciences Tools & Services – 0.2%
Avantor, Inc. (3-Month EURIBOR plus 425 bps),
4.250%, 9–22–24 (G)	EUR	300	362
Avantor, Inc. (ICE LIBOR plus 400 bps),
5.511%, 9–22–24		$521	523
West Street Merger Sub, Inc. (ICE LIBOR plus 300 bps),
4.569%, 9–27–24		189	190

			1,075

Pharmaceuticals – 0.5%
Ceva Sante Animale (3-Month EURIBOR plus 300 bps),
3.000%, 6–30–21 (G)	EUR	270	323
Endo Luxembourg Finance Co. I S.a.r.l. (ICE LIBOR plus 425 bps),
5.875%, 4–27–24		$427	429
Ethypharm (ICE LIBOR plus 475 bps),
5.271%, 7–21–23 (G)	GBP	500	677
Lantheus Medical Imaging, Inc. (ICE LIBOR plus 375 bps),
5.097%, 6–30–22		$284	285
UIC Merger Sub, Inc. (ICE LIBOR plus 325 bps),
4.819%, 8–31–24		249	245
Valeant Pharmaceuticals International, Inc. (ICE LIBOR plus 475 bps),
4.940%, 4–1–22		126	128

			2,087

Total Health Care – 1.5%			8,131
Industrials

Aerospace & Defense – 0.1%
MB Aerospace Holdings II Corp.,
0.000%, 12–14–24 (L)		250	250
Tronair, Inc. (1-Month U.S. LIBOR plus 475 bps),
6.160%, 9–8–23 (B)		346	341

			591

Building Products – 0.1%
C.H.I. Overhead Doors, Inc. (ICE LIBOR plus 375 bps),
4.943%, 7–31–22		543	543

Construction & Engineering – 0.0%
Pike Corp. (ICE LIBOR plus 375 bps),
5.070%, 3–10–24		267	271

Construction Machinery & Heavy Trucks – 0.1%
Clark Equipment Co. (GTD by Doosan Bobcat, Inc.) (ICE LIBOR plus 275 bps),
4.193%, 5–11–24		252	253

Diversified Support Services – 0.6%
Agro Merchants Intermediate Holdings L.P.,
0.000%, 12–6–24 (L)		250	251
Belron Finance U.S. LLC (ICE LIBOR plus 250 bps),
3.892%, 10–27–24		250	252
Diamond (BC) B.V. (ICE LIBOR plus 300 bps),
4.423%, 9–6–24		250	250
MRO Holdings, Inc. (ICE LIBOR plus 525 bps),
6.943%, 10–25–23 (B)		500	504
Packers Holdings LLC (ICE LIBOR plus 325 bps),
4.737%, 11–17–24		250	251
PT Holdings LLC,
0.000%, 12–4–24 (L)		250	251
USS Ultimate Holdings, Inc. (ICE LIBOR plus 375 bps),
5.319%, 8–25–24		249	250
USS Ultimate Holdings, Inc. (ICE LIBOR plus 775 bps),
9.319%, 8–25–25		880	887

			2,896

Electrical Components & Equipment – 0.1%
SLV Holding GmbH (3-Month EURIBOR plus 425 bps),
4.250%, 12–16–23 (G)	EUR	521	593

Environmental & Facilities Services – 0.1%
Casella Waste Systems, Inc. (ICE LIBOR plus 275 bps),
3.991%, 10–17–23	$347	348
SMI Acquisition, Inc. (ICE LIBOR plus 375 bps),
5.127%, 11–1–24	250	250

		598

Highways & Railtracks – 0.1%
SH 130 Concession Co. LLC (3-Month ICE LIBOR plus 287.5 bps),
4.444%, 6–5–20	438	440

Industrial Conglomerates – 0.3%
Crosby Worldwide Ltd. (ICE LIBOR plus 300 bps),
4.446%, 11–22–20	211	205
PAE Holding Corp. (ICE LIBOR plus 550 bps),
7.124%, 10–20–22	1,251	1,258
PAE Holding Corp. (ICE LIBOR plus 950 bps),
11.124%, 10–20–23	129	129
Zebra Technologies Corp. (3-Month ICE LIBOR plus 200 bps),
3.371%, 10–27–21	516	518

		2,110

Industrial Machinery – 0.1%
Dynacast International LLC (ICE LIBOR plus 850 bps),
10.193%, 1–30–23 (B)	554	554
Morsco, Inc. (ICE LIBOR plus 700 bps),
8.569%, 10–31–23	98	99

		653

Marine – 0.0%
Deck Chassis Acquisition, Inc.,
0.000%, 6–15–23 (B)(L)	133	135

Research & Consulting Services – 0.1%
Information Resources, Inc. (ICE LIBOR plus 425 bps),
5.617%, 1–18–24	283	284

Security & Alarm Services – 0.1%
Garda World Security Corp. (ICE LIBOR plus 400 bps):
4.968%, 5–26–24	234	235
6.750%, 5–26–24	1	—	*
U.S. Security Associates Holdings, Inc. (ICE LIBOR plus 500 bps),
5.693%, 7–14–23	369	373

		608

Trading Companies & Distributors – 0.1%
Arctic Glacier USA, Inc. (ICE LIBOR plus 425 bps),
5.819%, 3–20–24	283	286

Total Industrials – 1.9%		10,261
Information Technology

Application Software – 0.4%
Applied Systems, Inc. (ICE LIBOR plus 700 bps),
8.693%, 9–18–25	334	345
Aptean Holdings, Inc. (3-Month ICE LIBOR plus 425 bps),
5.950%, 12–20–22	369	371
Ministry Brands LLC,
0.000%, 12–2–22 (B)(L)	23	23
Ministry Brands LLC (1-Month U.S. LIBOR plus 500 bps):
6.380%, 9–30–22 (B)	373	371
5.000%, 12–2–22 (B)	20	20
6.380%, 12–2–22 (B)	17	17
Ministry Brands LLC (ICE LIBOR plus 500 bps),
6.380%, 12–2–22 (B)	103	102
Mitchell International, Inc.,
0.000%, 11–21–24 (L)	19	19
Mitchell International, Inc. (ICE LIBOR plus 325 bps),
4.611%, 11–21–24	231	231
Seattle Spinco, Inc. (ICE LIBOR plus 275 bps),
4.319%, 6–21–24	329	329
Viewpoint, Inc. (ICE LIBOR plus 425 bps),
5.943%, 7–21–24	250	251

		2,079

Communications Equipment – 0.0%
Ciena Corp. (ICE LIBOR plus 250 bps),
4.001%, 1–30–22	192	193

Data Processing & Outsourced Services – 0.2%
Colorado Buyer, Inc. (ICE LIBOR plus 300 bps),
8.630%, 5–1–25	160	162
Navicure, Inc. (ICE LIBOR plus 375 bps),
5.111%, 11–1–24 (B)	250	249
TierPoint LLC (ICE LIBOR plus 375 bps),
5.319%, 5–6–24	279	276

		687

Electronic Equipment & Instruments – 0.0%
Global Tel Link Corp. (ICE LIBOR plus 775 bps),
9.943%, 11–20–20	120	120

Internet Software & Services – 0.2%
DigiCert Holdings, Inc. (ICE LIBOR plus 475 bps),
6.130%, 10–31–24		250	253
TravelCLICK, Inc. & TCH-2 Holdings LLC (ICE LIBOR plus 400 bps),
5.569%, 5–12–21		495	497
TVC Albany, Inc. (ICE LIBOR plus 400 bps),
5.690%, 8–31–24 (B)		299	300

			1,050

IT Consulting & Other Services – 0.2%
CCC Information Services, Inc. (ICE LIBOR plus 675 bps),
8.319%, 3–31–25		285	291
Peak 10 Holding Corp. (ICE LIBOR plus 350 bps),
5.193%, 8–1–24		249	249
Triple Point Group Holdings, Inc. (ICE LIBOR plus 425 bps),
5.943%, 7–13–20		281	255

			795

Total Information Technology – 1.0%			4,924
Materials

Commodity Chemicals – 0.2%
HVSC Merger Sub Corp. (ICE LIBOR plus 400 bps),
5.371%, 10–20–24		250	252
ILPEA Parent, Inc. (ICE LIBOR plus 550 bps),
7.070%, 3–2–23 (B)		530	531
Niacet Corp. (3-Month EURIBOR plus 450 bps),
5.500%, 2–1–24 (G)	EUR	97	117

			900

Construction Materials – 0.0%
Associated Asphalt Partners LLC (ICE LIBOR plus 525 bps),
6.819%, 4–5–24		$173	156

Diversified Chemicals – 0.1%
Caldic B.V. (3-Month EURIBOR plus 325 bps),
3.250%, 7–18–24 (G)	EUR	500	599

Paper Packaging – 0.2%
FPC Holdings, Inc. (ICE LIBOR plus 800 bps),
9.693%, 5–27–20		$738	718

Specialty Chemicals – 0.2%
Encapsys LLC (ICE LIBOR plus 325 bps),
4.819%, 10–27–24		250	251
Ferro Corp. (ICE LIBOR plus 250 bps),
4.069%, 2–14–24		283	284
SK Spice Holdings S.a.r.l. (3-Month ICE LIBOR plus 425 bps),
5.576%, 7–11–24		355	355
Styrolution Group GmbH (ICE LIBOR plus 375 bps),
3.693%, 9–30–21		341	342

			1,232

Total Materials – 0.7%			3,605
Real Estate

Hotel & Resort REITs – 0.3%
Hospitality Investors Trust, Inc. (1-Month U.S. LIBOR plus 650 bps),
7.907%, 5–1–19		1,000	1,001
Park Hotels & Resorts, Inc. (ICE LIBOR plus 425 bps),
4.746%, 3–3–24 (G)	GBP	600	802

			1,803

Industrial REITs – 0.2%
Avolon Holdings Ltd. (ICE LIBOR plus 275 bps),
3.751%, 4–3–22		$298	296
Terra Millennium Corp. (ICE LIBOR plus 625 bps),
7.875%, 10–31–22 (B)		546	546

			842

Office REITs – 0.0%
iStar Financial, Inc. (ICE LIBOR plus 450 bps):
4.392%, 7–1–20 (B)		94	94
4.511%, 7–1–20 (B)		94	95

			189

Real Estate Operating Companies – 0.3%
Workspace Property Trust (1-Month U.S. LIBOR plus 675 bps),
8.228%, 10–9–18		1,500	1,510

Retail REITs – 0.2%
Inland Retail Real Estate Trust, Inc. (1-Month U.S. LIBOR plus 650 bps),
7.861%, 4–1–19		1,293	1,308

Total Real Estate – 1.0%			5,652

Telecommunication Services

Alternative Carriers – 0.0%
Level 3 Financing, Inc. (ICE LIBOR plus 225 bps),
3.696%, 2–22–24		280	280
MTN Infrastructure TopCo, Inc.,
0.000%, 10–30–24 (L)		124	124

			404

Integrated Telecommunication Services – 0.7%
CenturyLink, Inc.,
0.000%, 9–30–22 (L)		1,300	1,288
CenturyLink, Inc. (ICE LIBOR plus 275 bps),
4.319%, 9–30–22		278	275
Digicel International Finance Ltd. (ICE LIBOR plus 375 bps),
5.310%, 5–10–24		274	275
Securus Technologies Holdings, Inc. (ICE LIBOR plus 450 bps),
6.124%, 11–1–24		250	252
Unitymedia GmbH,
0.000%, 1–15–27 (G)(L)	EUR	458	549
West Corp. (3-Month ICE LIBOR plus 400 bps),
5.350%, 10–10–24		$1,376	1,379

			4,018

Total Telecommunication Services – 0.7%			4,422
Utilities

Electric Utilities – 0.4%
Westinghouse Electric Co. LLC (ICE LIBOR plus 625 bps),
7.875%, 3–29–18 (H)		2,000	1,990

Total Utilities – 0.4%			1,990

TOTAL LOANS – 13.3%			$74,328
(Cost: $74,207)

SHORT-TERM SECURITIES
Commercial Paper (M) – 5.9%
Clorox Co. (The),
1.930%, 1–17–18		3,000	2,997
Corporacion Andina de Fomento,
1.551%, 1–8–18		3,000	2,999
Kroger Co. (The),
1.770%, 1–2–18		5,625	5,624
McCormick & Co., Inc.,
1.700%, 1–2–18		4,713	4,712
Mondelez International, Inc.:
1.670%, 1–2–18		2,139	2,139
1.920%, 1–18–18		4,000	3,996
Rockwell Automation, Inc.,
1.311%, 1–3–18		6,000	5,999
Wisconsin Electric Power Co.,
1.622%, 1–9–18		5,000	4,997

			33,463

Master Note – 1.8%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.740%, 1–5–18 (N)	9,945	9,945

Municipal Obligations – 1.2%
CO Hsng and Fin Auth, Multifam Hsng Rev Bonds (Greentree Vlg Apts Proj), Ser 2007 (GTD by U.S. Bank N.A.) (BVAL plus 24 bps),
1.720%, 1–7–18 (N)	1,690	1,690
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006 (GTD by U.S. Bank N.A.) (BVAL plus 13 bps),
1.740%, 1–7–18 (N)	5,150	5,150

		6,840

TOTAL SHORT-TERM SECURITIES – 8.9%		$50,248
(Cost: $50,252)

TOTAL INVESTMENT SECURITIES – 100.0%		$566,236
(Cost: $523,949)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.0%		177

NET ASSETS – 100.0%		$566,413

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities whose value was determined using significant unobservable inputs.

(C)	Listed on an exchange outside the United States.

(D)	Restricted securities. At December 31, 2017, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Principal	Cost	Market Value
Novae Group plc (3-Month U.S. LIBOR plus 405 bps), 5.466%, 6-30-34	8-4-17	$400	$386	$400

		Shares
Pinnacle Agriculture Enterprises LLC	3-10-17	233	106	191
Targa Resources Corp., 9.500%	10-24-17	1	1,414	1,418
			$1,906	$2,009

The total value of these securities represented 0.4% of net assets at December 31, 2017.

(E)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017 the total value of these securities amounted to $122,232 or 21.6% of net assets.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(G)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro and GBP - British Pound).

(H)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(I)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(J)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at December 31, 2017.

(K)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(L)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(M)	Rate shown is the yield to maturity at December 31, 2017.

(N)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

The following forward foreign currency contracts were outstanding at December 31, 2017:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
Euro	9,700	U.S. Dollar	11,435	1-5-18	Citibank N.A.	$—	$205
Japanese Yen	512,346	U.S. Dollar	4,563	1-5-18	Citibank N.A.	15	—
British Pound	4,970	U.S. Dollar	6,741	1-31-18	JPMorgan Securities LLC	25	—
Euro	7,960	U.S. Dollar	9,453	1-31-18	JPMorgan Securities LLC	—	114
Euro	574	U.S. Dollar	678	1-5-18	Morgan Stanley International	—	10
						$40	$329

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2017:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$7,027	$11,959	$85
Consumer Staples	—	24,058	—
Energy	4,374	20,392	—
Financials	13,847	18,044	—
Health Care	23,691	8,084	—
Industrials	10,418	14,268	—
Information Technology	16,810	6,046	—
Materials	3,277	7,392	—
Real Estate	35,228	18,276	—
Telecommunication Services	—	11,783	—
Utilities	—	13,775	—
Total Common Stocks	$114,672	$154,077	$85
Investment Funds	6,319	—	—
Preferred Stocks	—	1,929	191
Asset-Backed Securities	—	8,051	—
Corporate Debt Securities	—	146,782	—
Mortgage-Backed Securities	—	8,893	—
Other Government Securities	—	661	—
Loans	—	68,488	5,840
Short-Term Securities	—	50,248	—
Total	$120,991	$439,129	$6,116
Forward Foreign Currency Contracts	$—	$40	$—
Liabilities
Forward Foreign Currency Contracts	$—	$329	$—

During the period ended December 31, 2017, securities totaling $141,181 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2017. Transfers out of Level 1 represent the values as of the beginning of the reporting period.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Mortgage- Backed Securities	Loans
Beginning Balance 10-1-17	$—	$147	$300	$6,671
Net realized gain (loss)	—	—	—	12
Net change in unrealized appreciation (depreciation)	77	44	—	1
Purchases	8	—	—	1,265
Sales	—	—	—	(1,324)
Amortization/Accretion of premium/discount	—	—	—	1
Transfers into Level 3 during the period	—	—	—	1,566
Transfers out of Level 3 during the period	—	—	(300)	(2,352)
Ending Balance 12-31-17	$85	$191	$—	$5,840
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-17	$77	$44	$—	$13

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period.

Information about Level 3 fair value measurements:

	Fair Value at 12-31-17	Valuation Technique(s)	Unobservable Input (s)	Input value(s)
Assets
Common Stocks	$85	Market comparable approach	Adjusted EBITDA multiple	9.34x
Preferred Stocks	191	Market comparable approach	Adjusted EBITDA multiple	9.19x
			Illiquidity discount	10%
Loans	5,840	Third-party valuation service	Broker quotes	N/A

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

BVAL = Bloomberg Valuation Municipal AAA Benchmark

CLO = Collateralized Loan Obligation

EURIBOR = Euro Interbank Offered Rate

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment in Kind

REIT= Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$523,949

Gross unrealized appreciation	49,340
Gross unrealized depreciation	(7,053)

Net unrealized appreciation	$42,287

SCHEDULE OF INVESTMENTS Ivy Apollo Strategic Income Fund (in thousands)	DECEMBER 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value
Netherlands

Consumer Discretionary – 0.0%
Altice N.V., Class A (A)	11	$112

Total Netherlands – 0.0%		$112
United States

Consumer Discretionary – 0.1%
Laureate Education, Inc., Class A (A)	20	268
True Religion Apparel, Inc. (A)(B)	1	94

		362

Total United States – 0.1%		$362

TOTAL COMMON STOCKS – 0.1%		$474
(Cost: $494)

INVESTMENT FUNDS
United States – 1.3%
iShares iBoxx $ High Yield Corporate Bond ETF	78	6,767

TOTAL INVESTMENT FUNDS – 1.3%		$6,767
(Cost: $6,603)

PREFERRED STOCKS	Principal
United States

Consumer Staples – 0.1%
Pinnacle Agriculture Enterprises LLC (A)(B)(C)	389	319

Energy – 0.3%
Targa Resources Corp., 9.500% (A)(C)	1	1,628

Real Estate – 0.1%
iStar, Inc., Convertible	486	484

Total United States – 0.5%		$2,431

TOTAL PREFERRED STOCKS – 0.5%		$2,431
(Cost: $2,298)

ASSET-BACKED SECURITIES
Cayman Islands – 0.0%
JFIN CLO Ltd. and JFIN CLO LLC, Series 2016-1A, Class E (3-Month U.S. LIBOR plus 720 bps)
8.575%, 7–27–28 (D)(E)	$125	127

United States – 1.3%
Adams Mill CLO Ltd., Series 2014-1A, Class D1 (3-Month U.S. LIBOR plus 350 bps)
4.859%, 7–15–26 (D)(E)	400	399
Anchorage Credit Funding Ltd., Series 2015-2A, Class D
7.300%, 1–25–31 (D)	400	401
Antares CLO 2017-1A Ltd. (3-Month U.S. LIBOR plus 775 bps)
8.989%, 7–20–28 (E)	1,350	1,333
Golub Capital Partners CLO Ltd., Series 2013-17A, Class CR (3-Month U.S. LIBOR plus 350 bps)
4.766%, 10–25–30 (D)(E)	1,000	958
Guggenheim 1828 CLO LLC, Series 2016-1A (3-Month U.S. LIBOR plus 700 bps)
8.359%, 4–15–28 (D)(E)	400	403
Hildene CLO Ltd., Series 2014-2A, Class E (3-Month U.S. LIBOR plus 510 bps)
6.457%, 7–19–26 (D)(E)	125	125
ICG U.S. CLO Ltd., Series 2014-1A, Class DR (3-Month U.S. LIBOR plus 649 bps)
7.864%, 1–20–30 (D)(F)	250	256
Marathon CLO Ltd. and Marathon CLO LLC, Series 2015-8A, Class C (3-Month U.S. LIBOR plus 405 bps)
5.404%, 7–18–27 (D)(E)	400	403
NZCG Funding Ltd., Series 2015-2A, Class D (3-Month U.S. LIBOR plus 630 bps)
7.675%, 4–27–27 (D)(E)	530	529
OZLM Ltd., Series 2015-12A (3-Month U.S. LIBOR plus 370 bps)
5.078%, 4–30–27 (D)(E)	400	402

Seven Sticks CLO Ltd., Series 2016-1A (3-Month U.S. LIBOR plus 760 bps)
8.959%, 7–15–28 (D)(E)		400	407
Sound Point CLO Ltd., Series 2016-2A, Class D (3-Month U.S. LIBOR plus 425 bps)
5.613%, 10–20–28 (D)(E)		100	102
TIAA Churchill Middle Market CLO I Ltd., Series 2016-1A, Class D (3-Month U.S. LIBOR plus 540 bps)
6.763%, 10–20–28 (D)(E)		250	252
Trapeza CDO LLC 2007-13A, Class A2A (3-Month U.S. LIBOR plus 33 bps)
1.733%, 11–9–42 (D)(E)		250	181
ZAIS CLO 7 Ltd., Series 2017-2A, Class E (3-Month U.S. LIBOR plus 715 bps)
8.507%, 4–15–30 (D)(E)		500	513

			6,664

TOTAL ASSET-BACKED SECURITIES – 1.3%			$6,791
(Cost: $6,629)

CORPORATE DEBT SECURITIES
Argentina

Energy – 0.1%
YPF Sociedad Anonima (3-Month U.S. LIBOR plus 750 bps)
8.916%, 8–15–18 (E)		$706	715

Total Argentina – 0.1%			$715
Australia

Financials – 0.1%
Westpac Banking Corp.
4.625%, 6–1–18		660	668

Industrials – 0.1%
Adani Abbot Point Terminal Pty Ltd.
4.450%, 12–15–22 (D)		200	194

Total Australia – 0.2%			$862
Austria

Consumer Staples – 0.2%
ESAL GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.):
6.250%, 2–5–23		297	282
6.250%, 2–5–23 (D)		33	31
JBS Investments GmbH (GTD by Hungary Holdings Kft)
7.250%, 4–3–24		154	151
JBS Investments GmbH (GTD by JBS S.A. and JBS Hungary Holdings Kft.)
7.750%, 10–28–20 (D)		600	612

			1,076

Materials – 0.4%
Bahia Sul Holdings GmbH
5.750%, 7–14–26 (D)		2,000	2,171

Total Austria – 0.6%			$3,247
Bahrain

Financials – 0.2%
HDFC Bank Ltd.
3.000%, 3–6–18		750	751

Total Bahrain – 0.2%			$751
Belgium

Financials – 0.1%
AG Insurance S.A.
3.500%, 6–30–47 (G)	EUR	200	263

Total Belgium – 0.1%			$263
Brazil

Consumer Staples – 0.5%
BRF - Brasil Foods S.A.
3.950%, 5–22–23 (D)		$1,000	986
Cosan Ltd.
5.950%, 9–20–24 (D)		1,725	1,770

			2,756

Materials – 0.3%
Fibria Overseas Finance Ltd.
4.000%, 1–14–25	850	842
Vale Overseas Ltd.:
4.625%, 9–15–20	700	740
6.250%, 8–10–26	125	145

		1,727

Utilities – 0.2%
Aegea Finance S.a.r.l.
5.750%, 10–10–24 (D)	1,000	1,015

Total Brazil – 1.0%		$5,498
British Virgin Islands

Financials – 0.1%
King Power Capital Ltd.
5.625%, 11–3–24	225	251

Total British Virgin Islands – 0.1%		$251
Canada

Consumer Discretionary – 0.4%
1011778 B.C. Unlimited Liability Co. and New Red Finance, Inc.:
4.250%, 5–15–24 (D)	394	393
4.250%, 5–15–24 (D)	205	204
5.000%, 10–15–25 (D)	1,040	1,048
Gateway Casinos & Entertainment Ltd.
8.250%, 3–1–24 (D)	587	628

		2,273

Energy – 0.7%
Bellatrix Exploration Ltd.
8.500%, 5–15–20 (D)	675	638
EnCana Corp.
6.500%, 8–15–34	197	243
Seven Generations Energy Ltd.:
6.750%, 5–1–23 (D)	1,315	1,397
5.375%, 9–30–25 (D)	480	485
TransCanada PipeLines Ltd.
3.800%, 10–1–20	1,000	1,037
Trinidad Drilling Ltd.
6.625%, 2–15–25 (D)	10	10

		3,810

Financials – 0.2%
Royal Bank of Canada
2.500%, 1–19–21	750	752

Health Care – 0.5%
Concordia Healthcare Corp.:
9.500%, 10–21–22 (D)(H)	2,169	195
7.000%, 4–15–23 (D)(H)	135	12
VPII Escrow Corp.
7.500%, 7–15–21 (D)	768	782
VRX Escrow Corp.:
5.375%, 3–15–20 (D)	602	603
5.875%, 5–15–23 (D)	423	392
6.125%, 4–15–25 (D)	801	733

		2,717

Industrials – 0.1%
GFL Environmental, Inc.:
9.875%, 2–1–21 (D)	290	305
5.625%, 5–1–22 (D)	155	161
Ritchie Bros. Auctioneers, Inc.
5.375%, 1–15–25 (D)	171	176

		642

Information Technology – 0.6%
Kronos Acquisition Holdings, Inc.
9.000%, 8–15–23 (D)	3,439	3,215

Materials – 0.2%
HudBay Minerals, Inc.:
7.250%, 1–15–23 (D)	68	72
7.625%, 1–15–25 (D)	102	112
NOVA Chemicals Corp.:
4.875%, 6–1–24 (D)	661	660
5.250%, 6–1–27 (D)	265	264

		1,108

Total Canada – 2.7%		$14,517
Cayman Islands

Energy – 0.0%
Noble Holding International Ltd.
7.750%, 1–15–24	172	148

Financials – 0.5%
ADCB Finance Cayman Ltd.
4.500%, 3–6–23	300	315
Banco do Brasil S.A.
6.000%, 1–22–20 (D)	1,000	1,056
Preferred Term Securities XXIV Ltd., Series A-2 (3-Month U.S. LIBOR plus 38 bps)
1.969%, 3–22–37 (D)(E)	1,249	899
Preferred Term Securities XXV Ltd., Series A-2 (3-Month U.S. LIBOR plus 35 bps)
1.939%, 6–22–37 (D)(E)	145	105

		2,375

Industrials – 0.7%
Guanay Finance Ltd.
6.000%, 12–15–20	1,779	1,827
LATAM Finance Ltd.
6.875%, 4–11–24 (D)	2,000	2,085

		3,912

Materials – 0.6%
Braskem Finance Ltd. (GTD by Braskem S.A.)
5.750%, 4–15–21 (D)		1,800	1,908
Fibria Overseas Finance Ltd.
5.250%, 5–12–24		800	857

			2,765

Real Estate – 0.0%
Link Finance (Cayman) 2009 Ltd.
2.875%, 7–21–26		200	194

Telecommunication Services – 0.9%
CK Hutchison International (16) Ltd.
1.875%, 10–3–21 (D)		2,000	1,929
Sable International Finance Ltd.
6.875%, 8–1–22 (D)		2,448	2,595

			4,524

Total Cayman Islands – 2.7%			$13,918
Chile

Consumer Staples – 0.0%
Saci Falabella
3.750%, 10–30–27 (D)		200	195

Financials – 0.2%
Banco Santander Chile
2.500%, 12–15–20 (D)		1,250	1,248

Materials – 0.2%
Celulosa Arauco y Constitucion S.A.
5.000%, 1–21–21		700	741

Utilities – 0.0%
Empresa Electrica Angamos S.A.
4.875%, 5–25–29		200	200

Total Chile – 0.4%			$2,384
China

Financials – 0.0%
Bank of China Ltd.
5.000%, 11–13–24		200	213
China Construction Bank Corp.
3.875%, 5–13–25		200	202

			415

Information Technology – 0.5%
Alibaba Group Holding Ltd.:
2.500%, 11–28–19		1,500	1,504
2.800%, 6–6–23		900	897

			2,401

Real Estate – 0.0%
Country Garden Holdings Co. Ltd.
4.750%, 9–28–23		200	199

Total China – 0.5%			$3,015
Columbia

Financials – 0.3%
Banco de Bogota S.A.
5.375%, 2–19–23 (D)		1,300	1,363

Utilities – 0.1%
Empresas Publicas de Medellin E.S.P.
7.625%, 7–29–19 (D)		697	749

Total Columbia – 0.4%			$2,112
Denmark

Financials – 0.0%
Danica Pension A/S
4.375%, 9–29–45 (G)	EUR	100	139

Total Denmark – 0.0%			$139
France

Consumer Discretionary – 0.7%
Burger King France SAS
6.000%, 5–1–24 (D)(G)		300	388
Klesia Prevoyance
5.375%, 12–8–26 (G)		300	384
Numericable - SFR S.A.
7.375%, 5–1–26 (D)		$2,494	2,569

			3,341

Consumer Staples – 0.5%
Danone S.A.
3.000%, 6–15–22 (D)		900	906
Pernod Ricard S.A.
4.450%, 1–15–22 (D)		1,500	1,593

			2,499

Financials – 0.5%
Axa S.A.
5.625%, 1–16–54 (G)	GBP	100	164
BNP Paribas S.A.
7.625%, 12–29–49 (D)		$1,800	1,980
Credit Agricole Assurances S.A.
4.750%, 9–27–48 (G)	EUR	100	143

Humanis Prevoyance
5.750%, 10–22–25 (G)		300	399

			2,686

Telecommunication Services – 0.3%
Orange S.A.
1.625%, 11–3–19		$1,500	1,481

Total France – 2.0%			$10,007
Germany

Consumer Discretionary – 0.1%
PrestigeBidCo GmbH
6.250%, 12–15–23 (G)	EUR	200	257

Financials – 0.0%
Allianz SE
3.099%, 7–6–47 (G)		100	131

Telecommunication Services – 0.0%
Unitymedia GmbH
3.750%, 1–15–27 (G)		200	245

Total Germany – 0.1%			$633
Hong Kong

Consumer Discretionary – 0.1%
Studio City Finance Ltd.
8.500%, 12–1–20 (D)		$455	465

Financials – 0.0%
China Shenua Overseas Capital Co. Ltd. (GTD by Shenhua Hong Kong Ltd.)
3.875%, 1–20–25		200	205

Total Hong Kong – 0.1%			$670
India

Industrials – 0.4%
Adani Ports and Special Economic Zone Ltd.
3.500%, 7–29–20 (D)		2,200	2,223

Materials – 0.4%
Vedanta Resources plc
6.375%, 7–30–22 (D)		1,800	1,879

Telecommunication Services – 0.0%
Bharti Airtel Ltd.
4.375%, 6–10–25		200	203

Total India – 0.8%			$4,305
Indonesia

Financials – 0.2%
Bank Rakyat Indonesia
2.950%, 3–28–18		1,000	1,000

Total Indonesia – 0.2%			$1,000
Israel

Energy – 0.0%
Delek & Avner Tamar Bond Ltd.
5.082%, 12–30–23 (D)		68	68

Utilities – 0.1%
Israel Electric Corp. Ltd.
6.875%, 6–21–23 (D)		200	232

Total Israel – 0.1%			$300
Italy

Consumer Discretionary – 0.1%
Gamenet Group S.p.A.
6.000%, 8–15–21 (D)(G)	EUR	200	247

Consumer Staples – 0.1%
N&W Global Vending S.p.A.
7.000%, 10–15–23 (D)(G)		500	638

Financials – 0.0%
Schumann S.p.A.
7.000%, 7–31–23 (G)		100	123

Telecommunication Services – 0.1%
Wind Tre S.p.A.
5.000%, 1–20–26		$281	264

Total Italy – 0.3%			$1,272
Japan

Consumer Staples – 0.3%
Suntory Holdings Ltd.
2.550%, 9–29–19 (D)		1,325	1,327

Financials – 0.1%
Mizuho Bank Ltd.
2.450%, 4–16–19 (D)		750	751

Total Japan – 0.4%			$2,078
Jersey

Consumer Discretionary – 0.1%
CPUK Finance Ltd.
4.250%, 8–28–22 (D)(G)	GBP	200	275

Financials – 0.1%
Mercury BondCo plc (8.250% Cash or 9.000% PIK)
8.250%, 5–30–21 (G)(I)	EUR	318	396

Total Jersey – 0.2%			$671
Luxembourg

Consumer Discretionary – 1.8%
Altice Financing S.A.:
6.625%, 2–15–23 (D)		$1,213	1,270
7.500%, 5–15–26 (D)		1,672	1,781

Altice S.A.:
7.250%, 5–15–22 (D)(G)	EUR	250	304
7.750%, 5–15–22 (D)		$3,100	3,038
6.250%, 2–15–25 (D)(G)	EUR	250	294
7.625%, 2–15–25 (D)		$800	766
Intelsat Jackson Holdings S.A.:
9.500%, 9–30–22 (D)		814	938
8.000%, 2–15–24 (D)		554	583
Nielsen Co. (Luxembourg) S.a.r.l. (The)
5.500%, 10–1–21 (D)		700	719

			9,693

Consumer Staples – 0.0%
Minerva Luxembourg S.A.
6.500%, 9–20–26		200	206

Energy – 0.1%
Offshore Drilling Holding S.A.
8.375%, 9–20–20 (D)(J)		1,600	656

Financials – 0.1%
4finance S.A.
10.750%, 5–1–22 (D)		450	480
Gaz Capital S.A.
6.510%, 3–7–22		200	221

			701

Industrials – 0.3%
Ingersoll-Rand Luxembourg Finance S.A.
2.625%, 5–1–20		1,500	1,499

Materials – 0.0%
ARD Finance S.A.
7.125%, 9–15–23		200	209

Total Luxembourg – 2.3%			$12,964
Macau

Consumer Discretionary – 0.1%
Wynn Macau Ltd.:
4.875%, 10–1–24 (D)		200	201
5.500%, 10–1–27 (D)		241	244

			445

Total Macau – 0.1%			$445
Malaysia

Financials – 0.0%
Malayan Banking Berhad
3.905%, 10–29–26		200	204

Total Malaysia – 0.0%			$204
Mauritius

Telecommunication Services – 0.1%
MTN Mauritius Investments Ltd.
5.373%, 2–13–22 (D)		200	207

Total Mauritius – 0.1%			$207
Mexico

Consumer Staples – 0.5%
Coca-Cola FEMSA S.A.B. de C.V.
2.375%, 11–26–18		150	150
Grupo Bimbo S.A.B. de C.V.:
4.875%, 6–30–20 (D)		350	368
4.500%, 1–25–22 (D)		1,250	1,318
Kimberly-Clark de Mexico
3.800%, 4–8–24 (D)		1,000	1,016

			2,852

Energy – 0.4%
Petroleos Mexicanos:
5.500%, 2–4–19		2,000	2,067
5.375%, 3–13–22		150	159

			2,226

Financials – 0.7%
Banco Santander S.A.
4.125%, 11–9–22 (D)		1,750	1,800
Nacional Financiera SNC
3.375%, 11–5–20 (D)		750	769
Unifin Financiera S.A.B. de C.V. SOFOM E.N.R.
7.250%, 9–27–23 (D)		450	471

			3,040

Materials – 0.4%
Grupo Cementos de Chihuahua S.A.B. de C.V.
5.250%, 6–23–24 (D)		2,146	2,168

Real Estate – 0.1%
Fibra Uno Administracion S.A. de C.V.
5.250%, 1–30–26 (D)		200	210

Telecommunication Services – 0.2%
Telefonos de Mexico S.A.B de C.V. (GTD by America Movil S.A.B. de C.V.)
5.500%, 11–15–19		1,000	1,056

Total Mexico – 2.3%			$11,552

Netherlands

Consumer Discretionary – 0.7%
Clear Channel International B.V.
8.750%, 12–15–20 (D)		156	161
Myriad International Holdings B.V.
6.000%, 7–18–20 (D)		350	376
VTR Finance B.V.
6.875%, 1–15–24 (D)		2,803	2,957

			3,494

Consumer Staples – 0.3%
MARB BondCo plc (GTD by Marfrig Global Foods S.A., Marfrig Overseas Ltd. and Marfrig Holdings (Europe) B.V.)
7.000%, 3–15–24 (D)		1,200	1,205
Marfrig Holdings (Europe) B.V.
8.000%, 6–8–23 (D)		650	677

			1,882

Energy – 0.3%
Petrobras Global Finance B.V. (GTD by Petroleo Brasileiro S.A.):
8.375%, 5–23–21		955	1,089
5.999%, 1–27–28 (D)		233	234

			1,323

Financials – 0.2%
Aegon N.V.
4.000%, 4–25–44 (G)	EUR	100	135
Rabobank Nederland
2.500%, 1–19–21		$750	753

			888

Materials – 0.5%
Constellium N.V.:
5.750%, 5–15–24 (D)		1,000	1,020
6.625%, 3–1–25 (D)		1,081	1,139
5.875%, 2–15–26 (D)		449	457

			2,616

Utilities – 0.1%
Majapahit Holding B.V.
7.750%, 1–20–20 (D)		400	438

Total Netherlands – 2.1%			$10,641
Norway

Energy – 0.3%
Aker BP ASA
6.000%, 7–1–22 (D)		1,500	1,567

Total Norway – 0.3%			$1,567
Panama

Financials – 0.3%
Banco de Credito del Peru
2.250%, 10–25–19 (D)		500	500
Banco Latinoamericano de Comercio Exterior S.A.
3.250%, 5–7–20 (D)		1,000	1,011

			1,511

Total Panama – 0.3%			$1,511
Peru

Financials – 0.1%
BBVA Banco Continental S.A.
3.250%, 4–8–18 (D)		500	501

Total Peru – 0.1%			$501
Qatar

Energy – 0.1%
Ras Laffan Liquefied Natural Gas Co. Ltd. II
5.298%, 9–30–20 (D)		744	770

Total Qatar – 0.1%			$770
South Korea

Financials – 0.2%
Kookmin Bank
2.125%, 10–21–20 (D)		750	732
Woori Bank
2.625%, 7–20–21 (D)		750	739

			1,471

Telecommunication Services – 0.1%
SK Broadband Co. Ltd.
2.875%, 10–29–18		500	501

Total South Korea – 0.3%			$1,972
Spain

Financials – 0.4%
Banco Bilbao Vizcaya Argentaria S.A.
9.000%, 5–29–49		2,000	2,045

Utilities – 0.2%
Abengoa Yield plc
7.000%, 11–15–19 (D)		679	716

Total Spain – 0.6%			$2,761

Turkey

Financials – 0.0%
Turkiye Is Bankasi A.S.
5.500%, 4–21–22		200	202
Turkiye Vakiflar Bankasi T.A.O.
5.500%, 10–27–21		200	200

			402

Total Turkey – 0.0%			$402
United Arab Emirates

Financials – 0.2%
ICICI Bank Ltd.
4.700%, 2–21–18 (D)		750	752

Utilities – 0.1%
Abu Dhabi National Energy Co.
2.500%, 1–12–18 (D)		500	500

Total United Arab Emirates – 0.3%			$1,252
United Kingdom

Consumer Discretionary – 0.1%
Stonegate Public Co. Financing plc
4.875%, 3–15–22 (G)	GBP	300	404

Consumer Staples – 0.5%
BAT International Finance plc
1.850%, 6–15–18 (D)		$750	749
Imperial Tobacco Finance plc
3.750%, 7–21–22 (D)		1,500	1,550

			2,299

Energy – 0.2%
KCA Deutag UK Finance plc
7.250%, 5–15–21 (D)		1,000	970

Financials – 1.0%
Arrow Global Finance plc:
5.125%, 9–15–24 (G)	GBP	150	204
5.125%, 9–15–24 (D)(G)		101	138
Aviva plc
6.875%, 5–20–58 (G)		70	131
Barclays plc
8.250%, 12–29–49		$1,300	1,363
Esure Group plc
6.750%, 12–19–24 (G)	GBP	150	237
Industrial and Commercial Bank of China Ltd.
2.250%, 12–21–18		$350	349
Legal & General Group plc
5.500%, 6–27–64 (G)	GBP	100	157
Pension Insurance Corp. plc
8.000%, 11–23–26 (G)		196	334
Prudential plc
5.700%, 12–19–63 (G)		100	163
RL Finance Bonds No. 2 plc
6.125%, 11–30–43 (G)		100	155
Scottish Widows Ltd.
5.500%, 6–16–23 (G)		100	155
State Bank of India
3.250%, 4–18–18 (D)		$1,750	1,753

			5,139

Real Estate – 0.0%
Keystone Financing plc
9.500%, 10–15–19 (G)	GBP	81	112

Telecommunication Services – 0.4%
Liquid Telecommunications Financing plc (GTD by Liquid Telecommunications Holdings Ltd.)
8.500%, 7–13–22 (D)		$2,000	2,107

Total United Kingdom – 2.2%			$11,031
United States

Consumer Discretionary – 7.4%
Acosta, Inc.
7.750%, 10–1–22 (D)		1,013	739
Allison Transmission, Inc.
5.000%, 10–1–24 (D)		178	184
Altice U.S. Finance I Corp.
5.500%, 5–15–26(D)		660	672
Altice U.S. Finance II Corp.
7.750%, 7–15–25(D)		605	647
Arch Merger Sub, Inc.
8.500%, 9–15–25(D)		170	157
Block Communications, Inc.
6.875%, 2–15–25(D)		114	120
Bon-Ton Stores, Inc. (The)
8.000%, 6–15–21		782	221
Cablevision Systems Corp.:
7.750%, 4–15–18		125	127
5.875%, 9–15–22		505	497
CCO Holdings LLC and CCO Holdings Capital Corp.:
5.500%, 5–1–26(D)		2,700	2,768
5.000%, 2–1–28(D)		909	884
Cedar Fair L.P., Magnum Management Corp., Canada’s Wonderland Co. and Millennium Operations LLC
5.375%, 4–15–27(D)		216	227
Cinemark USA, Inc.:
5.125%, 12–15–22		153	156
4.875%, 6–1–23		762	772

Clear Channel Outdoor Holdings, Inc.
6.500%, 11–15–22	1,985	2,014
Clear Channel Worldwide Holdings, Inc., Series A
7.625%, 3–15–20	227	222
Clear Channel Worldwide Holdings, Inc., Series B
7.625%, 3–15–20	1,925	1,886
Cumberland Farms, Inc.
6.750%, 5–1–25 (D)	357	378
Cumulus Media, Inc.
7.750%, 5–1–19(H)	200	36
DISH DBS Corp.:
6.750%, 6–1–21	450	473
5.875%, 7–15–22	1,000	1,005
5.875%, 11–15–24	135	131
7.750%, 7–1–26	449	472
E.W. Scripps Co.
5.125%, 5–15–25 (D)	66	66
EMI Music Publishing Group North America Holdings
7.625%, 6–15–24 (D)	244	269
Everi Payments, Inc.
7.500%, 12–15–25 (D)	851	844
Golden Nugget, Inc.:
6.750%, 10–15–24 (D)	1,202	1,223
8.750%, 10–1–25 (D)	481	505
Gray Television, Inc.
5.875%, 7–15–26 (D)	188	193
Hanesbrands, Inc.
4.875%, 5–15–26 (D)	250	256
Hot Topic, Inc.
9.250%, 6–15–21 (D)	1,750	1,663
Jo-Ann Stores Holdings, Inc. (9.750% Cash or 10.500% PIK)
9.750%, 10–15–19 (D)(I)	2,898	2,840
Laureate Education, Inc.
8.250%, 5–1–25 (D)	3,838	4,068
Lennar Corp.
4.500%, 4–30–24	650	667
MDC Partners, Inc.
6.500%, 5–1–24 (D)	1,295	1,301
Neptune Finco Corp.:
10.125%, 1–15–23 (D)	1,248	1,406
10.875%, 10–15–25 (D)	448	532
6.625%, 10–15–25 (D)	225	243
Nexstar Escrow Corp.
5.625%, 8–1–24 (D)	159	164
Outfront Media Capital LLC and Outfront Media Capital Corp.
5.625%, 2–15–24	400	423
Penske Automotive Group, Inc.
5.500%, 5–15–26	153	155
PetSmart, Inc.:
8.875%, 6–1–25 (D)	490	295
5.875%, 6–1–25 (D)	545	419
Radio One, Inc. (GTD by TV One LLC)
7.375%, 4–15–22 (D)	516	515
Sirius XM Radio, Inc.:
4.625%, 5–15–23 (D)	1,650	1,685
6.000%, 7–15–24 (D)	1,450	1,533
Sonic Automotive, Inc.
5.000%, 5–15–23	815	787
Univision Communications, Inc.
5.125%, 2–15–25 (D)	250	244
WaveDivision Escrow LLC and WaveDivision Escrow Corp.
8.125%, 9–1–20 (D)	1,155	1,178
WMG Acquisition Corp.
6.750%, 4–15–22 (D)	781	816

		39,078

Consumer Staples – 3.0%
Anheuser-Busch Inbev S.A./N.V. (GTD by AB INBEV/BBR/COB)
2.650%, 2–1–21	1,500	1,508
Bunge Ltd. Finance Corp.
3.500%, 11–24–20	3,795	3,874
JBS USA LLC and JBS USA Finance, Inc.:
5.875%, 7–15–24 (D)	966	933
5.750%, 6–15–25 (D)	969	933
Performance Food Group, Inc.
5.500%, 6–1–24 (D)	618	638
Philip Morris International, Inc.
1.375%, 2–25–19	1,000	992
Pilgrim’s Pride Corp.:
5.750%, 3–15–25 (D)	72	74
5.875%, 9–30–27 (D)	874	900
Post Holdings, Inc.:
5.500%, 3–1–25 (D)	146	151
8.000%, 7–15–25 (D)	240	270

5.000%, 8–15–26 (D)	289	284
5.750%, 3–1–27 (D)	1,185	1,206
Revlon Consumer Products Corp.
5.750%, 2–15–21	212	160
Simmons Foods, Inc.
5.750%, 11–1–24 (D)	2,098	2,080
U.S. Foods, Inc.
5.875%, 6–15–24 (D)	694	729

		14,732

Energy – 1.8%
American Energy Permian Basin LLC
8.000%, 6–15–20 (D)	500	502
Brand Energy & Infrastructure Services, Inc.
8.500%, 7–15–25 (D)	358	376
California Resources Corp.
8.000%, 12–15–22 (D)	141	116
Callon Petroleum Co. (GTD by Callon Petroleum Operating Co.)
6.125%, 10–1–24	633	652
Carrizo Oil & Gas, Inc.
7.500%, 9–15–20	213	217
Continental Resources, Inc. (GTD by Banner Pipeline Co. LLC and CLR Asset Holdings LLC)
5.000%, 9–15–22	283	287
Crownrock L.P.
5.625%, 10–15–25 (D)	1,441	1,448
Diamondback Energy, Inc.
4.750%, 11–1–24	510	512
Endeavor Energy Resources L.P.:
5.500%, 1–30–26 (D)	513	522
5.750%, 1–30–28 (D)	513	527
Gulfport Energy Corp.
6.000%, 10–15–24	150	150
Laredo Petroleum, Inc.
6.250%, 3–15–23	185	192
Newfield Exploration Co.
5.625%, 7–1–24	150	161
Parsley Energy LLC and Parsley Finance Corp.
5.625%, 10–15–27 (D)	336	344
PDC Energy, Inc.
6.125%, 9–15–24	55	57
Permian Resources LLC
13.000%, 11–30–20 (D)	250	287
QEP Resources, Inc.
5.625%, 3–1–26	309	313
Reliance Holding USA, Inc.
4.500%, 10–19–20 (D)	500	523
SESI LLC:
7.125%, 12–15–21	196	201
7.750%, 9–15–24 (D)	104	110
Tallgrass Energy Partners L.P. and Tallgrass Energy Finance Corp.
5.500%, 1–15–28 (D)	286	289
Targa Resources Partners L.P.
5.000%, 1–15–28 (D)	361	360
Ultra Resources, Inc.
6.875%, 4–15–22 (D)	259	260
Whiting Petroleum Corp.:
5.750%, 3–15–21	293	301
6.625%, 1–15–26 (D)	242	247

		8,954

Financials – 6.2%
AAF Holdings LLC and AAF Finance Co. (12.000% Cash or 12.750% PIK)
12.000%, 7–1–19 (D)(I)	140	144
Australia and New Zealand Banking Group Ltd.:
2.000%, 11–16–18	500	500
2.250%, 6–13–19	1,500	1,502
Balboa Merger Sub, Inc.
11.375%, 12–1–21 (D)	1,310	1,427
Bank of America Corp.:
6.875%, 11–15–18	1,700	1,770
3.593%, 7–21–28	1,200	1,220
BBVA Bancomer S.A.
6.500%, 3–10–21 (D)	1,100	1,198
Citigroup, Inc.
3.520%, 10–27–28	1,250	1,256
CURO Financial Technologies Corp.
12.000%, 3–1–22 (D)	202	222
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.
3.480%, 6–1–19 (D)	500	506
Flexi-Van Leasing, Inc.
7.875%, 8–15–18 (D)	536	533

General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.)
2.400%, 5–9–19	1,000	1,000
HSBC USA, Inc.:
1.625%, 1–16–18	750	750
2.750%, 8–7–20	1,000	1,005
Hub International Ltd.
7.875%, 10–1–21 (D)	500	521
Hyundai Capital America
2.000%, 3–19–18 (D)	500	500
Icahn Enterprises L.P. and Icahn Enterprises Finance Corp.:
6.250%, 2–1–22 (D)	771	788
6.375%, 12–15–25 (D)	257	257
Industrial and Commercial Bank of China Ltd.
2.957%, 11–8–22	750	743
KeyBank N.A.
2.500%, 12–15–19	1,000	1,003
Liberty Mutual Holding Co., Inc.
7.800%, 3–15–37 (D)	199	253
MetLife, Inc.
10.750%, 8–1–39	530	886
National Australia Bank Ltd.
2.000%, 1–14–19	1,500	1,497
New Cotai LLC and New Cotai Capital Corp. (10.625% Cash or 10.625% PIK)
10.625%, 5–1–19 (D)(I)	3,013	2,900
NFP Corp.
6.875%, 7–15–25 (D)	2,296	2,313
Novae Group plc (3-Month U.S. LIBOR plus 405 bps)
5.466%, 6–30–34 (C)(E)	400	400
Provident Funding Associates L.P. and PFG Finance Corp.
6.375%, 6–15–25 (D)	656	689
Quicken Loans, Inc.
5.750%, 5–1–25 (D)	1,170	1,211
TMX Finance LLC and TitleMax Finance Corp.
8.500%, 9–15–18 (D)	2,790	2,553
USIS Merger Sub, Inc.
6.875%, 5–1–25 (D)	134	135
VHF Parent LLC
6.750%, 6–15–22 (D)	186	196
Wells Fargo & Co.:
4.300%, 7–22–27	1,175	1,251
7.980%, 3–29–49	1,350	1,372

		32,501

Health Care – 2.2%
AMN Healthcare, Inc.
5.125%, 10–1–24 (D)	241	248
Avantor, Inc.:
6.000%, 10–1–24 (D)	360	359
9.000%, 10–1–25 (D)	841	828
DaVita HealthCare Partners, Inc.
5.125%, 7–15–24	100	101
Fresenius U.S. Finance II, Inc.:
4.250%, 2–1–21 (D)	600	624
4.500%, 1–15–23 (D)	2,500	2,625
Greatbatch Ltd.
9.125%, 11–1–23 (D)	1,022	1,109
HCA, Inc. (GTD by HCA Holdings, Inc.)
5.250%, 6–15–26	115	122
IMS Health, Inc.
5.000%, 10–15–26 (D)	200	205
Jaguar Holding Co. II and Pharmaceutical Product Development LLC
6.375%, 8–1–23 (D)	500	505
Kinetic Concepts, Inc. and KCI USA, Inc.
12.500%, 11–1–21 (D)	112	126
MPH Acquisition Holdings LLC
7.125%, 6–1–24 (D)	482	513
Surgery Center Holdings, Inc.
8.875%, 4–15–21 (D)	830	859
Tenet Healthcare Corp.:
7.500%, 1–1–22 (D)	59	62
8.125%, 4–1–22	1,000	1,018
Universal Hospital Services, Inc.
7.625%, 8–15–20	1,437	1,437
Valeant Pharmaceuticals International, Inc.:
7.000%, 10–1–20 (D)	399	403
5.500%, 3–1–23 (D)	26	24
5.500%, 11–1–25 (D)	240	244
9.000%, 12–15–25 (D)	167	174

		11,586

Industrials – 2.4%
Ahern Rentals, Inc.
7.375%, 5–15–23 (D)		770	724
Azul Investments LLP
5.875%, 10–26–24 (D)		1,350	1,338
BAE Systems Holdings, Inc.:
6.375%, 6–1–19 (D)		750	791
2.850%, 12–15–20 (D)		344	345
JELD-WEN, Inc.
4.625%, 12–15–25 (D)		500	504
KLX, Inc.
5.875%, 12–1–22 (D)		740	775
Lockheed Martin Corp.
2.500%, 11–23–20		1,695	1,706
Masco Corp.
4.375%, 4–1–26		133	140
Prime Security Services Borrower LLC
9.250%, 5–15–23 (D)		2,088	2,318
Standard Industries, Inc.
5.500%, 2–15–23 (D)		189	197
Summit Materials LLC and Summit Materials Finance Corp.
6.125%, 7–15–23		172	179
TransDigm, Inc.
6.500%, 5–15–25		215	220
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.000%, 7–15–22		1,150	1,176
6.500%, 7–15–24		1,372	1,406
6.375%, 6–15–26		287	291
United Rentals (North America), Inc. (GTD by United Rentals, Inc.)
5.875%, 9–15–26		151	162
WESCO Distribution, Inc. (GTD by WESCO International, Inc.)
5.375%, 6–15–24		114	117
XPO Logistics, Inc.:
6.500%, 6–15–22 (D)		329	344
6.125%, 9–1–23 (D)		91	96

			12,829

Information Technology – 2.0%
Alliance Data Systems Corp.:
5.875%, 11–1–21 (D)		207	212
5.375%, 8–1–22 (D)		1,444	1,455
Cardtronics, Inc. and Cardtronics USA, Inc.
5.500%, 5–1–25 (D)		158	142
Infor (U.S.), Inc.
5.750%, 5–15–22 (G)	EUR	100	122
Italics Merger Sub, Inc.
7.125%, 7–15–23 (D)		$2,231	2,281
j2 Cloud Services LLC and j2 Global, Inc.
6.000%, 7–15–25 (D)		270	284
JDA Escrow LLC and JDA Bond Finance, Inc.
7.375%, 10–15–24 (D)		189	198
L-3 Communications Corp.
5.200%, 10–15–19		1,250	1,309
Micron Technology, Inc.
5.500%, 2–1–25		132	138
NCR Escrow Corp.
6.375%, 12–15–23		965	1,011
Orbcomm, Inc.
8.000%, 4–1–24 (D)		388	414
Pioneer Holding Corp.
9.000%, 11–1–22 (D)		713	737
Riverbed Technology, Inc. and Project Homestake Merger Corp.
8.875%, 3–1–23 (D)		849	801
TTM Technologies, Inc.
5.625%, 10–1–25 (D)		240	246
Vantiv LLC and Vantiv Issuer Corp.
4.375%, 11–15–25 (D)		500	506
Western Digital Corp.:
7.375%, 4–1–23 (D)		510	550
10.500%, 4–1–24		539	625

			11,031

Materials – 1.3%
BakerCorp International, Inc.
8.250%, 6–1–19		1,440	1,317
CEMEX Finance LLC
6.000%, 4–1–24 (D)		1,500	1,586
Flex Acquisition Co., Inc.
6.875%, 1–15–25 (D)		130	135
Hillman Group, Inc. (The)
6.375%, 7–15–22 (D)		1,470	1,466

Kraton Polymers LLC and Kraton Polymers Capital Corp.
7.000%, 4–15–25 (D)	210	225
Novelis Corp. (GTD by Novelis, Inc.):
6.250%, 8–15–24 (D)	447	468
5.875%, 9–30–26 (D)	137	140
Pinnacle Operating Corp.
9.000%, 5–15–23 (D)	560	521
PSPC Escrow Corp.
6.500%, 2–1–22 (D)	343	354
Reynolds Group Issuer, Inc., Reynolds Group Issuer LLC and Reynolds Group Issuer (Luxembourg) S.A.
5.125%, 7–15–23 (D)	260	269
U.S. Steel Corp.
8.375%, 7–1–21 (D)	56	61
Valvoline Finco Two LLC
5.500%, 7–15–24	150	159

		6,701

Real Estate – 0.2%
American Tower Corp.
3.400%, 2–15–19	600	607
iStar Financial, Inc., Convertible:
5.000%, 7–1–19	276	277
6.500%, 7–1–21	125	130
MPT Operating Partnership L.P. and MPT Finance Corp. (GTD by Medical Properties Trust, Inc.)
5.250%, 8–1–26	63	65

		1,079

Telecommunication Services – 3.8%
AT&T, Inc.
2.300%, 3–11–19	1,500	1,502
CommScope Technologies LLC (GTD by CommScope, Inc.)
5.000%, 3–15–27 (D)	430	430
Consolidated Communications Finance II Co.
6.500%, 10–1–22	1,016	914
Frontier Communications Corp.:
9.250%, 7–1–21	300	236
6.250%, 9–15–21	800	568
10.500%, 9–15–22	2,231	1,687
6.875%, 1–15–25	425	275
11.000%, 9–15–25	1,142	840
GCI, Inc.
6.875%, 4–15–25	1,075	1,145
GTT Escrow Corp.
7.875%, 12–31–24 (D)	549	579
Level 3 Communications, Inc.
5.750%, 12–1–22	500	502
Level 3 Escrow II, Inc.
5.375%, 8–15–22	709	718
Olympus Merger Sub, Inc.
8.500%, 10–15–25 (D)	2,969	2,932
Sprint Corp.:
7.250%, 9–15–21	2,137	2,262
7.875%, 9–15–23	786	837
7.125%, 6–15–24	500	509
Sprint Nextel Corp.:
9.000%, 11–15–18 (D)	56	59
7.000%, 8–15–20	242	257
11.500%, 11–15–21	126	152
T-Mobile USA, Inc.:
6.000%, 4–15–24	514	545
6.500%, 1–15–26	618	674
Verizon Communications, Inc.
3.500%, 11–1–21	1,500	1,544
ViaSat, Inc.
5.625%, 9–15–25 (D)	513	517

		19,684

Utilities – 1.0%
Black Hills Corp.
2.500%, 1–11–19	2,000	2,005
Great Plains Energy, Inc.
4.850%, 6–1–21	1,500	1,589
Pattern Energy Group, Inc., Convertible
4.000%, 7–15–20	260	264
PSEG Power LLC (GTD by Nuclear, Fossil and ER&T)
2.450%, 11–15–18	1,250	1,253

Sempra Energy
2.850%, 11–15–20	500	504

		5,615

Total United States – 31.3%		$163,790

TOTAL CORPORATE DEBT SECURITIES – 55.6%		$290,178
(Cost: $288,571)

MORTGAGE-BACKED SECURITIES
United States – 1.5%
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class F (1-Month U.S. LIBOR plus 420 bps)
5.353%, 11–15–19 (D)(F)	400	394
Barclays Commercial Mortgage Securities LLC, Commercial Mortgage Pass-Through Certificates, Series 2017-GLKS (1-Month U.S. LIBOR plus 370 bps)
4.951%, 11–15–34 (D)(F)	700	702
Consumer Loan Underlying Bond Credit Trust, Series 2017-P1, Class C (Mortgage spread to 3-year U.S. Treasury index)
5.020%, 9–15–23 (D)	1,000	1,003
Madison Park Funding Ltd., Series 2012-10A, Class ER (3-Month U.S. LIBOR plus 762 bps)
8.983%, 1–20–29 (D)(E)	675	701
Marlette Funding Trust, Series 2017-2A, Class C
4.580%, 7–15–24 (D)	450	458
Northwoods Capital XIV Ltd. and Northwoods Capital XIV LLC, Series 2014-14A, Class D (3-Month U.S. LIBOR plus 395 bps)
5.259%, 11–12–25 (D)(E)	800	803
Northwoods Capital XIV Ltd. and Northwoods Capital XIV LLC, Series 2014A, Class E (3-Month U.S. LIBOR plus 535 bps)
6.659%, 11–12–25 (D)(E)	800	798
PNMAC GMSR Issuer Trust, Series 2017-GT1 (1-Month U.S. LIBOR plus 475 bps)
6.302%, 2–25–50 (D)(E)	1,000	1,020
U.S. Capital Funding V Ltd. and U.S. Capital Funding V Corp., Ser 2006, Class A-2 (3-Month U.S. LIBOR plus 38 bps)
1.730%, 10–10–40 (D)(E)	500	325
Upstart Securitization Trust, Series 2017-2, Class A
2.508%, 3–20–25 (D)	400	400
Waldorf Astoria Boca Raton Trust, Commercial Mortgage Pass-Through Certificates, Series 2016-BOCA, Class F (1-Month U.S. LIBOR plus 550 bps)
6.977%, 6–15–29 (D)(E)	1,500	1,506

		8,110

TOTAL MORTGAGE-BACKED SECURITIES – 1.5%		$8,110
(Cost: $7,983)

OTHER GOVERNMENT SECURITIES (K)
Argentina – 0.6%
Aeropuertos Argentina 2000 S.A.
6.875%, 2–1–27 (D)	625	676
Republic of Argentina
6.875%, 4–22–21	2,500	2,722

		3,398

Brazil – 1.7%
Banco Nacional de Desenvolvimento Economico e Social
4.750%, 5–9–24 (D)	1,900	1,914
Federative Republic of Brazil
4.875%, 1–22–21	6,800	7,215

		9,129

Columbia – 0.5%
Republic of Colombia
4.375%, 7–12–21	2,600	2,742

Indonesia – 1.8%
Republic of Indonesia:
3.750%, 4–25–22 (D)		6,000		6,178
2.950%, 1–11–23		3,300		3,274

				9,452

Luxembourg – 1.0%
Amigo Luxembourg S.A.
7.625%, 1–15–24 (D)(G)	GBP	300		421
Atento Luxco 1 S.A.
6.125%, 8–10–22 (D)		$1,525		1,595
Minerva Luxembourg S.A.
5.875%, 1–19–28 (D)		1,200		1,168
Rumo Luxembourg S.a.r.l.
7.375%, 2–9–24 (D)		1,750		1,883

				5,067

Mexico – 0.5%
United Mexican States
3.625%, 3–15–22		2,500		2,597

Norway – 0.0%
Kommunal Landspensjonskasse
4.250%, 6–10–45 (G)	EUR	141		191

Peru – 0.4%
Union Andina de Cementos S.A.
5.875%, 10–30–21 (D)		$2,000		2,065

Poland – 1.2%
Republic of Poland
5.125%, 4–21–21		6,000		6,495

Qatar – 0.8%
Qatar Government Bond
2.375%, 6–2–21 (D)		4,000		3,926

Saudi Arabia – 0.3%
Saudi Arabia Government Bond
2.375%, 10–26–21 (D)		1,500		1,463

South Africa – 0.4%
Republic of South Africa
5.500%, 3–9–20		2,000		2,099

South Korea – 0.1%
Korea Development Bank (The)
1.500%, 1–22–18		500		500

Turkey – 0.4%
Turkey Government Bond
5.125%, 3–25–22		2,000		2,073

United States – 0.2%
Republic of Argentina
5.625%, 1–26–22		1,000		1,055

Venezuela – 0.3%
Corporacion Andina de Fomento
2.000%, 5–10–19		1,500		1,495

TOTAL OTHER GOVERNMENT SECURITIES – 10.2%				$53,747
(Cost: $53,359)

LOANS (E)
Canada

Consumer Discretionary – 0.0%
Gateway Casinos & Entertainment Ltd. (ICE LIBOR plus 375 bps)
5.443%, 2–22–23		$138		139

Industrials – 0.0%
Garda World Security Corp. (ICE LIBOR plus 400 bps):
6.750%, 5–26–24		—	*	—	*
4.968%, 5–26–24		191		192

				192

Total Canada – 0.0%				$331
				331

Cayman Islands

Industrials – 0.1%
Agro Merchants Intermediate Holdings L.P.
0.000%, 12–6–24 (L)		250		251

Total Cayman Islands – 0.1%				$251
Euro

Financials – 0.1%
Jade Germany GmbH (3-Month EURIBOR plus 475 bps)
5.750%, 5–31–23 (G)	EUR	498		601

Total Euro – 0.1%				$601

France

Health Care – 0.4%
Ceva Sante Animale (3-Month EURIBOR plus 300 bps)
3.000%, 6–30–21 (G)		436	523
HomeVi SAS
0.000%, 10–30–24 (L)		500	601
Laboratoire BIOLAM LCD (3-Month EURIBOR plus 350 bps)
3.500%, 6–14–24 (G)		500	603
Sebia S.A. (3-Month EURIBOR plus 300 bps)
3.000%, 10–24–24 (G)		300	359

			2,086

Total France – 0.4%			$2,086
			2,086

Germany

Consumer Staples – 0.1%
Douglas Holding AG (3-Month EURIBOR plus 325 bps)
3.250%, 8–13–22 (G)		500	597

Total Germany – 0.1%			$597
Luxembourg

Financials – 0.1%
LSF10 XL Bidco SCA
0.000%, 3–13–24 (L)		300	360

Materials – 0.1%
SK Spice Holdings S.a.r.l. (3-Month ICE LIBOR plus 425 bps)
5.576%, 7–11–24		$355	355

Total Luxembourg – 0.2%			$715
			715

Netherlands

Financials – 0.1%
Fugue Finance B.V. (3-Month EURIBOR plus 325 bps)
3.250%, 6–26–24 (G)	EUR	500	599

Materials – 0.1%
Caldic B.V. (3-Month EURIBOR plus 325 bps)
3.250%, 7–18–24 (G)		500	599

Total Netherlands – 0.2%			$1,198
			1,198

Saint Lucia

Telecommunication Services – 0.0%
Digicel International Finance Ltd. (ICE LIBOR plus 375 bps)
5.310%, 5–10–24		$224	225

Total Saint Lucia – 0.0%			$225
Sweden

Industrials – 0.1%
Verisure Holding AB (3-Month EURIBOR plus 300 bps)
3.000%, 10–21–22 (G)	EUR	260	310

Total Sweden – 0.1%			$310
United Kingdom

Consumer Discretionary – 0.3%
Belmond Interfin Ltd. (3-Month EURIBOR plus 300 bps)
3.000%, 7–3–24 (G)		498	600
Eagle Bidco Ltd. (ICE LIBOR plus 475 bps)
5.316%, 5–6–22 (G)	GBP	500	676
Euro Garages (GBP ICE LIBOR plus 500 bps)
5.440%, 1–31–23 (G)		235	318

			1,594

Energy – 0.3%
KCA Deutag Alpha Ltd.
0.000%, 5–16–20 (L)		$733	715
KCA Deutag Alpha Ltd. (ICE LIBOR plus 525 bps)
7.196%, 5–16–20		689	673

			1,388

Real Estate – 0.1%
Park Hotels & Resorts, Inc. (ICE LIBOR plus 425 bps)
4.746%, 3–3–24 (G)	GBP	400	535

Total United Kingdom – 0.7%			$3,517
			3,517

United States

Consumer Discretionary – 4.0%
Academy Sports + Outdoors (ICE LIBOR plus 400 bps):
5.495%, 7–2–22		$56	44
5.569%, 7–2–22		122	96
Advantage Sales & Marketing, Inc. (ICE LIBOR plus 650 bps)
7.878%, 7–25–22		600	556
A-L Parent LLC
0.000%, 12–1–23 (B)(L)		168	169
American Residential Services LLC (ICE LIBOR plus 450 bps)
5.569%, 6–30–21		282	282
Apro LLC (ICE LIBOR plus 400 bps)
5.350%, 8–8–24		251	252
Aramark Services, Inc.
0.000%, 3–11–25 (L)		250	251
Asurion LLC (ICE LIBOR plus 600 bps)
7.569%, 8–4–25		488	501
BARBRI, Inc. (ICE LIBOR plus 425 bps)
5.731%, 12–1–23		250	249
Belk, Inc. (ICE LIBOR plus 475 bps)
6.099%, 12–10–22		2,194	1,794
BJ’s Wholesale Club, Inc. (ICE LIBOR plus 375 bps)
4.953%, 2–3–24		1,769	1,739
BJ’s Wholesale Club, Inc. (ICE LIBOR plus 750 bps)
8.953%, 1–26–25		1,395	1,359
Caliber Collision Centers, Inc. (ICE LIBOR plus 300 bps)
4.569%, 2–1–24		212	213
Charter Communications Operating LLC
0.000%, 4–13–25 (L)		250	250
Churchill Downs, Inc.
0.000%, 12–12–24 (B)(L)		34	34
Cosmopolitan of Las Vegas (The) (1-Month U.S. LIBOR plus 525 bps)
6.501%, 11–9–19		800	805
CSC Holdings LLC (ICE LIBOR plus 225 bps)
3.741%, 7–15–25		214	213
Eircom Finco S.a.r.l. (3-Month EURIBOR plus 325 bps)
3.250%, 4–18–24 (G)	EUR	250	299
Equinox Holdings, Inc. (ICE LIBOR plus 300 bps)
4.569%, 3–8–24		$214	216
Everi Payments, Inc. (ICE LIBOR plus 450 bps)
4.979%, 5–9–24		240	242
Hotel del Coronado (1-Month U.S. LIBOR plus 500 bps)
6.478%, 8–9–19		120	120
Hudson Delano Senior Mezz LLC (1-Month U.S. LIBOR plus 650 bps)
7.978%, 2–9–20		1,300	1,313
J.C. Penney Co., Inc. (ICE LIBOR plus 425 bps)
5.729%, 6–23–23		252	235
Jo-Ann Stores, Inc. (ICE LIBOR plus 500 bps)
6.551%, 10–21–23		757	729
KIK Custom Products, Inc. (ICE LIBOR plus 450 bps)
6.175%, 8–26–22		850	855
KIK Custom Products, Inc. (ICE LIBOR plus 475 bps)
5.819%, 11–19–21		326	326
Laureate Education, Inc. (ICE LIBOR plus 450 bps)
6.069%, 4–26–24		2,860	2,881
Learfield Communications, Inc. (ICE LIBOR plus 325 bps):
4.820%, 12–1–23		149	150
0.000%, 12–1–23 (L)		23	23
Mister Car Wash Holdings, Inc. (ICE LIBOR plus 425 bps):
5.130%, 8–21–21		372	373
0.000%, 8–21–21 (L)		17	17

Nexstar Broadcasting Group, Inc. (ICE LIBOR plus 250 bps)
3.861%, 1–17–24	153		153
Nexstar Broadcasting Group, Inc. (ICE LIBOR plus 300 bps)
3.861%, 1–17–24	19		19
NPC International, Inc. (ICE LIBOR plus 350 bps)
5.052%, 4–20–24	148		150
NPC International, Inc. (ICE LIBOR plus 750 bps)
9.052%, 4–18–25	616		628
Penn National Gaming, Inc. (ICE LIBOR plus 250 bps)
4.069%, 1–19–24	207		208
PETCO Animal Supplies, Inc. (ICE LIBOR plus 325 bps)
4.380%, 1–26–23	262		197
PetSmart, Inc. (3-Month ICE LIBOR plus 300 bps)
4.570%, 3–10–22	578		460
Serta Simmons Bedding LLC (ICE LIBOR plus 800 bps)
9.407%, 11–8–24	1,321		1,122
Sinclair Television Group, Inc.
0.000%, 12–12–24 (L)	250		250
Talbots, Inc. (The) (ICE LIBOR plus 450 bps)
6.069%, 3–19–20	733		708
Talbots, Inc. (The) (ICE LIBOR plus 850 bps)
10.069%, 3–19–21	391		379
Travel Leaders Group LLC (ICE LIBOR plus 450 bps)
5.919%, 1–25–24(B)	234		237
TRLG Intermediate Holdings LLC
10.000%, 10–27–22	149		146
Univision Communications, Inc. (ICE LIBOR plus 275 bps)
4.319%, 3–15–24	312		311

			21,554

Consumer Staples – 0.3%
Dairyland USA Corp. (ICE LIBOR plus 400 bps)
5.570%, 6–22–22	441		442
Dole Food Co., Inc. (ICE LIBOR plus 300 bps):
4.261%, 4–6–24	68		68
4.443%, 4–6–24	9		9
6.250%, 4–6–24	—	*	—	*
4.129%, 4–6–24	68		68
4.302%, 4–6–24	68		68
6.000%, 4–6–24	—	*	—	*
Post Holdings, Inc. (ICE LIBOR plus 225 bps)
3.820%, 5–24–24	224		225
Prestige Brands, Inc. (ICE LIBOR plus 275 bps)
4.319%, 1–26–24	189		191
Revlon Consumer Products Corp. (ICE LIBOR plus 350 bps)
5.069%, 9–7–23	207		153
Shearer’s Foods LLC (ICE LIBOR plus 675 bps)
8.443%, 6–30–22	500		460
Wellness Merger Sub, Inc.
0.000%, 6–29–24(L)	15		15
Wellness Merger Sub, Inc. (ICE LIBOR plus 475 bps)
6.443%, 6–29–24	258		260

			1,959

Energy – 1.0%
Bowie Resources Holdings LLC (ICE LIBOR plus 1,075 bps)
12.319%, 2–16–21	266		253
Bowie Resources Holdings LLC (ICE LIBOR plus 575 bps)
7.319%, 8–12–20	1,233		1,199
California Resources Corp.
0.000%, 12–31–22(L)	376		374
Chesapeake Energy Corp. (ICE LIBOR plus 750 bps)
8.954%, 8–23–21	1,302		1,384

Foresight Energy LLC (ICE LIBOR plus 725 bps)
7.443%, 3–28–22		1,749	1,637
Westmoreland Coal Co. (ICE LIBOR plus 650 bps)
8.193%, 12–16–20		987	442

			5,289

Financials – 0.9%
Alliant Holdings Intermediate LLC (ICE LIBOR plus 325 bps)
4.802%, 8–14–22		30	30
AqGen Ascensus, Inc.:
0.000%, 12–3–22 (L)		62	62
AqGen Island Intermediate Holdings, Inc. (ICE LIBOR plus 400 bps)
5.693%, 12–3–22		327	328
Bre RC Mezz 1 LLC and Bre RC Exeter Mezz 1 LLC (1-Month U.S. LIBOR plus 700 bps)
8.228%, 5–24–18		786	789
Brightwood Capital Advisors LLC (1-Month U.S. LIBOR plus 495 bps)
6.310%, 4–29–23		530	555
CRCI Holdings, Inc. (ICE LIBOR plus 550 bps)
7.193%, 8–31–23		218	218
Helix Gen Funding LLC (ICE LIBOR plus 375 bps)
5.443%, 6–2–24		199	199
INEOS U.S. Finance LLC (ICE LIBOR plus 200 bps)
3.569%, 3–31–24		250	250
Jane Street Group LLC (ICE LIBOR plus 450 bps)
5.880%, 8–25–22		1,024	1,036
MA FinanceCo. LLC (ICE LIBOR plus 275 bps)
4.319%, 6–21–24		38	38
NFP Corp. (ICE LIBOR plus 350 bps)
5.069%, 1–8–24		349	351
Orchestra Borrower LLC and Orchestra Co-Issuer, Inc. (3-Month ICE LIBOR plus 375 bps)
5.135%, 12–30–21		156	157
Tortoise Borrower LLC
0.000%, 11–20–24 (B)(L)		457	461
TransUnion (ICE LIBOR plus 200 bps)
3.569%, 4–9–23		139	139
Ziggo Secured Finance B.V. (ICE LIBOR plus 250 bps)
3.977%, 4–27–25		430	426

			5,039

Health Care – 1.1%
ATI Holdings Acquisition, Inc. (ICE LIBOR plus 350 bps)
4.847%, 5–10–23 (B)		249	251
Avantor, Inc. (3-Month EURIBOR plus 425 bps)
4.250%, 9–22–24 (G)	EUR	300	362
Avantor, Inc. (ICE LIBOR plus 400 bps)
5.511%, 9–22–24		$599	601
BioClinica Holding I L.P. (ICE LIBOR plus 425 bps)
5.625%, 10–20–23 (B)		149	145
Covenant Surgical Partners, Inc.
0.000%, 9–29–24 (B)(L)		47	47
Covenant Surgical Partners, Inc. (3-Month ICE LIBOR plus 475 bps)
6.130%, 9–29–24 (B)		11	11
Covenant Surgical Partners, Inc. (ICE LIBOR plus 475 bps)
6.086%, 9–29–24 (B)		192	192
Ethypharm (ICE LIBOR plus 475 bps)
5.271%, 7–21–23 (G)	GBP	500	677
ExamWorks Group, Inc. (ICE LIBOR plus 325 bps)
4.819%, 7–27–23		$247	248

inVentiv Group Holdings, Inc. (ICE LIBOR plus 225 bps)
3.819%, 6–26–24		242	242
Lantheus Medical Imaging, Inc. (ICE LIBOR plus 375 bps)
5.097%, 6–30–22		214	215
Patterson Medical Holdings, Inc. (ICE LIBOR plus 475 bps)
6.229%, 8–28–22 (B)		250	238
QuintilesIMS, Inc. (3-Month EURIBOR plus 200 bps)
2.750%, 3–6–24 (G)	EUR	248	298
SavaSeniorCare LLC (1-Month U.S. LIBOR plus 730 bps)
8.778%, 10–11–18		$1,243	1,268
Schumacher Group (ICE LIBOR plus 400 bps)
5.569%, 7–31–22 (B)		283	279
Team Health Holdings, Inc. (ICE LIBOR plus 275 bps)
4.319%, 2–6–24		149	145
UIC Merger Sub, Inc. (ICE LIBOR plus 325 bps)
4.819%, 8–31–24		249	245
WW Medical and Healthcare Holdings Corp.
0.000%, 11–2–24 (L)		250	251

			5,715

Industrials – 1.9%
Arctic Glacier USA, Inc. (ICE LIBOR plus 425 bps)
5.819%, 3–20–24		213	216
Belron Finance U.S. LLC (ICE LIBOR plus 250 bps)
3.892%, 10–27–24		250	252
C.H.I. Overhead Doors, Inc. (ICE LIBOR plus 375 bps)
4.943%, 7–31–22		444	444
Casella Waste Systems, Inc. (ICE LIBOR plus 275 bps)
3.991%, 10–17–23		149	149
Clark Equipment Co. (GTD by Doosan Bobcat, Inc.) (ICE LIBOR plus 275 bps)
4.193%, 5–11–24		207	207
Crosby Worldwide Ltd. (ICE LIBOR plus 300 bps)
4.446%, 11–22–20		277	270
Deck Chassis Acquisition, Inc.
0.000%, 6–15–23 (B)(L)		146	148
Diamond (BC) B.V. (ICE LIBOR plus 300 bps)
4.423%, 9–6–24		250	250
Dynacast International LLC (ICE LIBOR plus 850 bps)
10.193%, 1–30–23 (B)		683	683
IMG Worldwide, Inc. (ICE LIBOR plus 425 bps)
4.640%, 5–6–21		296	297
MB Aerospace Holdings II Corp.
0.000%, 12–14–24 (L)		250	250
Morsco, Inc. (ICE LIBOR plus 700 bps)
8.569%, 10–31–23		98	99
MRO Holdings, Inc. (ICE LIBOR plus 525 bps)
6.943%, 10–25–23 (B)		500	504
Oasis Outsourcing Holdings, Inc.
0.000%, 6–29–23 (L)		22	22
Oasis Outsourcing Holdings, Inc. (3-Month ICE LIBOR plus 375 bps)
5.319%, 6–29–23		288	290
Packers Holdings LLC (ICE LIBOR plus 325 bps)
4.737%, 11–17–24		250	251
PAE Holding Corp. (ICE LIBOR plus 550 bps)
7.124%, 10–20–22		1,562	1,571
PAE Holding Corp. (ICE LIBOR plus 950 bps)
11.124%, 10–20–23		142	142
Pike Corp. (ICE LIBOR plus 375 bps)
5.070%, 3–10–24		355	359
PT Holdings LLC
0.000%, 12–4–24 (L)		250	251

SH 130 Concession Co. LLC (3-Month ICE LIBOR plus 287.5 bps)
4.444%, 6–5–20	358		360
SMI Acquisition, Inc. (ICE LIBOR plus 375 bps)
5.127%, 11–1–24	250		251
Solera LLC and Solera Finance, Inc. (ICE LIBOR plus 475 bps)
4.818%, 3–3–23	483		486
Tronair, Inc. (1-Month U.S. LIBOR plus 475 bps)
6.160%, 9–8–23 (B)	148		146
U.S. Security Associates Holdings, Inc. (ICE LIBOR plus 500 bps)
5.693%, 7–14–23	369		373
USS Ultimate Holdings, Inc. (ICE LIBOR plus 375 bps)
5.319%, 8–25–24	310		312
USS Ultimate Holdings, Inc. (ICE LIBOR plus 775 bps)
9.319%, 8–25–25	1,087		1,095
Zebra Technologies Corp. (3-Month ICE LIBOR plus 200 bps)
3.371%, 10–27–21	381		383

			10,061

Information Technology – 1.0%
Applied Systems, Inc. (ICE LIBOR plus 700 bps)
8.693%, 9–18–25	384		397
Aptean Holdings, Inc. (3-Month ICE LIBOR plus 425 bps)
5.950%, 12–20–22	297		299
CCC Information Services, Inc. (ICE LIBOR plus 675 bps)
8.319%, 3–31–25	215		219
Ciena Corp. (ICE LIBOR plus 250 bps)
4.001%, 1–30–22	208		209
Colorado Buyer, Inc. (ICE LIBOR plus 300 bps)
8.630%, 5–1–25	167		169
DigiCert Holdings, Inc. (ICE LIBOR plus 475 bps)
6.130%, 10–31–24	250		253
First Data Corp. (ICE LIBOR plus 225 bps)
3.802%, 4–26–24	226		227
Global Tel Link Corp. (ICE LIBOR plus 775 bps)
9.943%, 11–20–20	130		130
Ministry Brands LLC
0.000%, 12–2–22 (B)(L)	15		15
Ministry Brands LLC (1-Month U.S. LIBOR plus 500 bps):
8.250%, 9–30–22 (B)	1		1
6.380%, 9–30–22 (B)	249		247
5.000%, 12–2–22 (B)	14		14
8.250%, 12–2–22 (B)	—	*	—	*
6.380%, 12–2–22 (B)	11		11
Ministry Brands LLC (ICE LIBOR plus 500 bps):
8.250%, 12–2–22 (B)	—	*	—	*
6.380%, 12–2–22 (B)	68		68
Mitchell International, Inc.
0.000%, 11–21–24 (L)	19		19
Mitchell International, Inc. (ICE LIBOR plus 325 bps)
4.611%, 11–21–24	231		231
Navicure, Inc. (ICE LIBOR plus 375 bps)
5.111%, 11–1–24 (B)	250		249
Peak 10 Holding Corp. (ICE LIBOR plus 350 bps)
5.193%, 8–1–24	249		249
Seattle Spinco, Inc. (ICE LIBOR plus 275 bps)
4.319%, 6–21–24	259		259
TierPoint LLC (ICE LIBOR plus 375 bps)
5.319%, 5–6–24	219		217
TravelCLICK, Inc. & TCH-2 Holdings LLC (ICE LIBOR plus 400 bps)
5.569%, 5–12–21	520		522
Triple Point Group Holdings, Inc. (ICE LIBOR plus 425 bps)
5.943%, 7–13–20	212		193
TVC Albany, Inc. (ICE LIBOR plus 400 bps)
5.690%, 8–31–24 (B)	299		300
Viewpoint, Inc. (ICE LIBOR plus 425 bps)
5.943%, 7–21–24	250		251

			4,749

Materials – 0.4%
Associated Asphalt Partners LLC (ICE LIBOR plus 525 bps)
6.819%, 4–5–24		131	118
Encapsys LLC (ICE LIBOR plus 325 bps)
4.819%, 10–27–24		250	251
Ferro Corp. (ICE LIBOR plus 250 bps)
4.069%, 2–14–24		213	215
FPC Holdings, Inc. (ICE LIBOR plus 800 bps)
9.693%, 5–27–20		777	757
HVSC Merger Sub Corp. (ICE LIBOR plus 400 bps)
5.371%, 10–20–24		250	251
ILPEA Parent, Inc. (ICE LIBOR plus 550 bps)
7.070%, 3–2–23 (B)		400	401
Niacet Corp. (3-Month EURIBOR plus 450 bps)
5.500%, 2–1–24 (G)	EUR	74	89
Styrolution Group GmbH (ICE LIBOR plus 375 bps)
3.693%, 9–30–21		$85	85
Versum Materials, Inc. (ICE LIBOR plus 250 bps)
3.693%, 9–30–23		227	228

			2,395

Real Estate – 0.8%
Avolon Holdings Ltd. (ICE LIBOR plus 275 bps)
3.751%, 4–3–22		225	223
Hospitality Investors Trust, Inc. (1-Month U.S. LIBOR plus 650 bps)
7.907%, 5–1–19		1,000	1,001
Inland Retail Real Estate Trust, Inc. (1-Month U.S. LIBOR plus 650 bps)
7.861%, 4–1–19		1,478	1,495
Terra Millennium Corp. (ICE LIBOR plus 625 bps)
7.875%, 10–31–22 (B)		429	429
Workspace Property Trust (1-Month U.S. LIBOR plus 675 bps)
8.228%, 10–9–18		1,000	1,006

			4,154

Telecommunication Services – 0.7%
CenturyLink, Inc.
0.000%, 9–30–22 (L)		1,200	1,189
CenturyLink, Inc. (ICE LIBOR plus 275 bps)
4.319%, 9–30–22		500	496
Level 3 Financing, Inc. (ICE LIBOR plus 225 bps)
3.696%, 2–22–24		220	220
MTN Infrastructure TopCo, Inc.
0.000%, 10–30–24 (L)		124	124
Securus Technologies Holdings, Inc. (ICE LIBOR plus 450 bps)
6.124%, 11–1–24		250	252
Sprint Communications, Inc. (ICE LIBOR plus 250 bps)
4.130%, 2–2–24		427	427
West Corp. (3-Month ICE LIBOR plus 400 bps)
5.350%, 10–10–24		1,579	1,582

			4,290

Utilities – 0.3%
Westinghouse Electric Co. LLC (ICE LIBOR plus 625 bps)
7.875%, 3–29–18 (H)		1,500	1,492

Total United States – 12.4%			$66,697
			66,697

TOTAL LOANS – 14.3%			$76,528
(Cost: $76,541)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
United States – 2.1%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO
2.699%, 5–25–18	$1,396	1,397
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Year U.S. Treasury index plus 400 bps)
5.045%, 7–25–44 (D)(E)	2,150	2,166
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 2-year U.S. Treasury index):
3.750%, 2–25–45 (D)(E)	500	506
3.741%, 4–25–45 (D)(F)	1,800	1,826
3.477%, 5–25–45 (D)(F)	1,185	1,195
3.684%, 8–25–45 (D)(E)	350	354
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates
2.500%, 6–15–39	1,000	999
Federal National Mortgage Association Agency REMIC/CMO:
2.000%, 4–25–40	1,019	1,005
3.000%, 2–25–44	233	237
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.490%, 5–1–19	467	477
4.646%, 7–1–20	451	468
Government National Mortgage Association Fixed Rate Pass-Through Certificates
3.500%, 4–20–34	151	153

		10,783

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 2.1%		$10,783
(Cost: $10,988)

UNITED STATES GOVERNMENT OBLIGATIONS
United States – 7.9%
U.S. Treasury Bonds
2.250%, 11–15–25	4,250	4,211
U.S. Treasury Notes:
1.375%, 7–31–19	4,000	3,970
1.500%, 8–15–20	4,000	3,955
1.375%, 9–30–20	3,050	3,003
1.875%, 7–31–22	4,000	3,945
1.875%, 10–31–22	1,000	985
1.375%, 6–30–23	7,500	7,164
1.625%, 10–31–23	1,000	965
2.125%, 9–30–24	1,600	1,580
1.500%, 8–15–26	7,500	6,976
2.375%, 5–15–27	450	449
2.250%, 8–15–27	4,500	4,435

		41,638

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 7.9%		$41,638
(Cost: $42,007)

SHORT-TERM SECURITIES
Commercial Paper (M) – 1.4%
Kroger Co. (The)
1.770%, 1–2–18	$2,231	2,231
Mondelez International, Inc.
1.920%, 1–18–18	2,000	1,998
Sonoco Products Co.
1.700%, 1–2–18	3,236	3,235

		7,464

Master Note – 2.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
1.740%, 1–5–18 (F)	10,300	10,300

Municipal Obligations – 0.9%
Univ of KS Hosp Auth, Var Rate Demand Hlth Fac Rev Bonds (KU Hlth Sys), Ser 2004 (GTD by U.S. Bank N.A.) (BVAL plus 17 bps)
1.750%, 1–1–18 (F)	4,650	4,650

United States Government Agency Obligations – 0.4%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate)
1.530%, 1–7–18 (F)	1,849	1,849

TOTAL SHORT-TERM SECURITIES – 4.7%		$24,263
(Cost: $24,264)

TOTAL INVESTMENT SECURITIES – 99.5%		$521,710
(Cost: $519,737)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%		2,442

NET ASSETS – 100.0%		$524,152

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities whose value was determined using significant unobservable inputs.

(C)	Restricted securities. At December 31, 2017, the Fund owned the following restricted securities:

Security	Acquisition Date(s)	Principal	Cost	Market Value
Novae Group plc (3-Month U.S. LIBOR plus 405 bps), 5.466%, 6-30-34	8-4-17	$400	$386	$400

		Shares
Pinnacle Agriculture Enterprises LLC	3-10-17	389	177	319
Targa Resources Corp., 9.500%	10-24-17	1	1,624	1,627
			$2,187	$2,346

The total value of these securities represented 0.5% of net assets at December 31, 2017.

(D)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017 the total value of these securities amounted to $230,791 or 44.0% of net assets.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(F)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(G)	Principal amounts are denominated in the indicated foreign currency, where applicable (EUR - Euro and GBP - British Pound).

(H)	Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.

(I)	Payment-in-kind bond which may pay interest in additional par and/or in cash. Rates shown are the current rate and possible payment rates.

(J)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at December 31, 2017.

(K)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(L)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.

(M)	Rate shown is the yield to maturity at December 31, 2017.

The following forward foreign currency contracts were outstanding at December 31, 2017:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
British Pound	4,120	U.S. Dollar	5,591	1-31-18	JPMorgan Securities LLC	$23	$—
Euro	8,740	U.S. Dollar	10,392	1-31-18	JPMorgan Securities LLC	—	114
Canadian Dollar	37	U.S. Dollar	44	1-5-18	Morgan Stanley International	—	—
Euro	552	U.S. Dollar	653	1-5-18	Morgan Stanley International	—	10
						$23	$124

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$268	$112	$94
Total Common Stocks	$268	$112	$94
Investment Funds	6,767	—	—
Preferred Stocks	—	2,112	319
Asset-Backed Securities	—	6,791	—
Corporate Debt Securities	—	290,178	—
Mortgage-Backed Securities	—	8,110	—
Other Government Securities	—	53,747	—
Loans	—	71,485	5,043
United States Government Agency Obligations	—	10,783	—
United States Government Obligations	—	41,638	—
Short-Term Securities	—	24,263	—
Total	$7,035	$509,219	$5,456
Forward Foreign Currency Contracts	$—	$23	$—
Liabilities
Forward Foreign Currency Contracts	$—	$124	$—

During the period ended December 31, 2017, securities totaling $213 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2017. Transfers out of Level 1 represent the values as of the beginning of the reporting period.

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Preferred Stocks	Mortgage- Backed Securities	Loans
Beginning Balance 10-1-17	$—	$245	$1,000	$5,532
Net realized gain (loss)	—	—	—	12
Net change in unrealized appreciation (depreciation)	86	74	—	5
Purchases	8	—	—	1,511
Sales	—	—	—	(1,216)
Amortization/Accretion of premium/discount	—	—	—	1
Transfers into Level 3 during the period	—	—	—	1,284
Transfers out of Level 3 during the period	—	—	(1,000)	(2,086)
Ending Balance 12-31-17	$94	$319	$—	$5,043
Net change in unrealized appreciation (depreciation) for all Level 3 investments still held as of 12-31-17	$86	$74	$—	$17

Transfers from Level 2 to Level 3 occurred primarily due to the lack of observable market data due to decreased market activity or information for these securities. Transfers from Level 3 to Level 2 occurred primarily due to the increased availability of observable market data due to increased market activity or information. As shown above, transfers in and out of Level 3 represent the values as of the beginning of the reporting period.

Information about Level 3 fair value measurements:

	Fair Value at 12-31-17	Valuation Technique(s)	Unobservable Input(s)	Input values(s)
Assets
Common Stocks	$94	Market comparable approach	Adjusted EBITDA multiple	9.34x
Preferred Stocks	319	Market comparable approach	Adjusted EBITDA multiple Illiquidity discount	9.19x 10%
Loans	5,043	Third-party valuation service	Broker quotes	N/A

Significant increases (decreases) in the adjusted revenue multiple and adjusted EBITDA multiple inputs could result in a higher (lower) fair value measurement. However, significant increases (decreases) in the illiquidity discount input could result in a lower (higher) fair value measurement.

The following acronyms are used throughout this schedule:

BVAL = Bloomberg Valuation Municipal AAA Benchmark

CLO = Collateralized Loan Obligation

CMO = Collateralized Mortgage Obligation

EURIBOR = Euro Interbank Offered Rate

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

PIK = Payment in Kind

REMIC = Real Estate Mortgage Investment Conduit

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at December 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$519,737

Gross unrealized appreciation	9,249
Gross unrealized depreciation	(7,276)

Net unrealized appreciation	$1,973

SCHEDULE OF INVESTMENTS Ivy California Municipal High Income Fund (in thousands)	DECEMBER 31, 2017 (UNAUDITED)

MUNICIPAL BONDS	Principal	Value

California – 87.8%
CA Cnty Tob Securitization Agy, Tob Stlmt Asset-Bkd Bonds (Stanislaus Cnty Tob Funding Corp.), Ser 2006,
0.000%, 6–1–55 (A)	$2,000	$94
CA Edu Fac Auth, Rev Bonds (Loma Linda Univ), Ser 2017A,
5.000%, 4–1–47	300	348
CA Muni Fin Auth, Insd Rev Bonds (Channing House Proj), Ser 2017B (Insured by the CA Office of Statewide Hlth Planning and Dev),
5.000%, 5–15–24	100	119
CA Muni Fin Auth, Rev Bonds (CA Baptist Univ), Ser 2016A,
5.000%, 11–1–46	500	544
CA Muni Fin Auth, Rev Bonds (Ret Hsng Fndtn Oblig Group), Ser 2017A,
5.000%, 11–15–32	425	534
CA Pollutn Ctl Fin Auth, Water Furnishing Rev Bonds (Poseidon Res (Channelside) L.P. Desalination Proj), Ser 2012,
5.000%, 11–21–45	250	254
CA Sch Fin Auth, Charter Sch Rev Bonds (Ace Charter Sch - Oblig Group), Ser 2016A,
5.000%, 6–1–52	300	307
CA Sch Fin Auth, Charter Sch Rev Bonds (Encore Edu Oblig Group), Ser 2016A,
5.000%, 6–1–52	300	298
CA Sch Fin Auth, Charter Sch Rev Bonds (Rocketship Pub Sch - Oblig Group), Ser 2017G:
5.000%, 6–1–30 (B)	310	336
5.000%, 6–1–37 (B)	330	349
CA Sch Fin Auth, Charter Sch Rev Bonds (Summit Pub Sch - Oblig Group), Ser 2017,
5.000%, 6–1–37 (B)	500	561
CA Sch Fin Auth, Charter Sch Rev Rfdg Bonds (Aspire Pub Sch - Oblig Group), Ser 2016,
5.000%, 8–1–41	250	276

CA Sch Fin Auth, Edu Fac Rev Bonds (River Springs Charter Sch), Ser 2017A,
5.000%, 7–1–52 (B)	340	355
CA Sch Fin Auth, Sch Fac Rev Bonds (Alliance for College-Ready Pub Sch Proj), Ser 2015A,
5.000%, 7–1–45	100	110
CA Sch Fin Auth, Sch Fac Rev Bonds (Alliance for College-Ready Pub Sch Proj), Ser 2016C,
5.000%, 7–1–31	250	280
CA Sch Fin Auth, Sch Fac Rev Bonds (Granada Hills Charter High Sch Oblig Group), Ser 2017A,
5.000%, 7–1–48	350	380
CA Sch Fin Auth, Sch Fac Rev Bonds (Kipp LA Proj), Ser 2017A,
5.000%, 7–1–47 (B)	300	338
CA Sch Fin Auth, Sch Fac Rev Rfdg Bonds (HTH Learning Proj), Ser 2017A,
5.000%, 7–1–49	300	333
CA Statewide Cmnty Dev Auth, Rev Bonds (Loma Linda Univ Med Ctr), Ser 2016A,
5.250%, 12–1–56	250	278
CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apt, Phase IV-ACHF - Irvine LLC), Ser 2017,
5.000%, 5–15–47	185	216
CA Statewide Cmnty Dev Auth, Student Hsng Rev Bonds (Univ of CA, Irvine East Campus Apts, Phase IV-A CHF - Irvine LLC), Ser 2017,
5.000%, 5–15–42	300	351
CA Statewide Comnty Dev Auth, Rev Bonds (Loma Linda Univ Med Ctr), Ser 2014A,
5.250%, 12–1–44	250	276
CA Statewide Comnty Dev Auth, Sch Fac Rev Bonds (Alliance for College Ready Pub Sch - 47th and Main Proj), Ser 2012A,
6.375%, 7–1–47	100	112
CA Various Purp GO Bonds,
5.000%, 9–1–46	500	593

Chino Pub Fin Auth, Local Agy Rfdg Bonds, Ser 2016A,
3.500%, 9–1–43	250	240
Chino, CA, Cmnty Fac Dist, Spl Tax Rev Bonds, Ser 2016-2,
5.000%, 9–1–47	150	167
Cmnty Fac Dist No. 36 of Jurupa Cmnty Svc Dist., Spl Tax Bonds, Ser 2017A:
4.125%, 9–1–42	200	210
4.250%, 9–1–47	300	316
Foothill/Eastn Trans Corridor Agy, Toll Road Rfdg Rev Bonds, Ser 2013B-1 (Insured by AGM),
3.950%, 1–15–53	300	302
Golden State Tob Securitization Corp., Enhanced Tob Stlmt Asset-Bkd Bonds, Ser 2017A-1,
5.000%, 6–1–29	600	702
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007A-1,
5.000%, 6–1–33	245	245
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007A-1 Sr Current Interest Bonds,
5.750%, 6–1–47	760	765
Golden State Tob Securitization Corp., Tob Stlmt Asset-Bkd Bonds, Ser 2007A-2 Sr Convertible Bonds,
5.300%, 6–1–37	150	152
Irvine Unif Sch Dist, Cmnty Fac Dist No. 09-1 Spl Tax Bonds, Ser 2017B (Insured by BAMAC),
5.000%, 9–1–47	150	170
Lammersville, CA, Joint Unif Sch Dist, Spl Tax Bonds (Lammersville Sch Dist Cmnty Fac Dist No. 2002, Mountain House), Ser 2017,
5.000%, 9–1–33	500	572
Los Angeles, CA, Dept of Arpts, Los Angeles Intl Arpt Sub Rev Bonds, Ser 2016B,
5.000%, 5–15–46	300	350
M-S-R Energy Auth, Gas Rev Bonds, Ser 2009C,
7.000%, 11–1–34	300	439
Murrieta, CA, Cmnty Fac Dist No. 2005-5, Spl Tax Bonds (Golden City), Ser 2017A,
5.000%, 9–1–46	300	336
Ontario, CA, Cmnty Fac Dist No. 28, Spl Tax Bonds (New Haven Fac - Area A), Ser 2017:
5.000%, 9–1–42	130	144
5.000%, 9–1–47	230	254

Ontario, CA, Cmnty Fac Dist No. 31, Spl Tax Bonds (Carriage House/Amberly Lane), Ser 2017,
5.000%, 9–1–47	135	150
Oro Grande Elem Sch Dist, Cert of Part, Ser 2013,
5.000%, 9–15–27	40	44
Palamar Hlth, Rfdg Rev Bonds, Ser 2016:
4.000%, 11–1–39	175	179
5.000%, 11–1–39	500	564
Palomar Hlth, Cert of Part, Ser 2017,
5.000%, 11–1–21	250	274
Poway Unif Sch Dist, Spl Tax Bonds (Cmnty Fac Dist No. 15 Del Sur East Impvt Area C), Ser 2016,
5.000%, 9–1–46	250	281
Redev Agy of the City of San Jose, Merged Area Redev Proj Tax Alloc Bonds, Ser 2007B,
4.250%, 8–1–36	250	250
Regents of the Univ of CA, Ltd. Proj Rev Bonds, Ser M,
5.000%, 5–15–32	300	367
Roseville, CA, Spl Tax Rev Bonds (Fiddyment Ranch Cmnty Fac Dist No. 1), Ser 2017A,
5.000%, 9–1–35	250	284
Sacramento, CA, Spl Tax Bonds (Natomas Cent Comnty Fac), Ser 2016,
5.000%, 9–1–41	250	279
San Bernardino, CA, Cmnty Fac Dist No. 2006-1 (Lytle Creek North), Impvt Area No. 4 Spl Tax Bonds, Ser 2016,
4.000%, 9–1–42	250	258
San Buenaventura Rev Bonds (Cmnty Mem Hlth Sys), Ser 2011,
7.500%, 12–1–41	100	114
San Diego Assoc of Govts, South Bay Expressway Toll Rev First Sr Lien Bonds, Ser 2017A,
5.000%, 7–1–27	100	125
San Diego Cnty Rgnl Arpt Auth, Sub Arpt Rev Bonds, Ser 2017A,
5.000%, 7–1–42	200	241
San Francisco City and Cnty Pub Util Comsn, Water Rev Bonds, Ser 2016AB,
4.000%, 11–1–39	250	271
San Jose, CA, Arpt Rev Rfdg Bonds, Ser 2017A,
5.000%, 3–1–47	200	233

State Pub Works Board of CA, Lease Rev Rfdg Bonds (Dept of Edu), Ser 2017H,
5.000%, 4–1–26	300	367
Successor Agy to the Redev Agy of the City of San Jose, Tax Alloc Rfdg Bonds, Ser 2017B:
5.000%, 8–1–18	300	306
5.000%, 8–1–19	300	316
Successor Agy to the Redev Agy of the City of Tulare, Tax Alloc Rfdg Bonds, Ser 2017A (Insured by BAMAC),
4.000%, 8–1–40	250	269
Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser 2006A Sr Current Int Bonds,
5.000%, 6–1–37	280	281
Tob Securitization Auth of Southn CA, Tob Stlmt Asset-Bkd Bonds (San Diego Cnty Tob Asset Securitization Corp.), Ser 2006D,
0.000%, 6–1–46 (A)	300	29
WA Township Hlth Care Dist Rev Bonds, Ser 2017A:
3.500%, 7–1–30	45	46
3.750%, 7–1–31	255	263
William S. Hart Union High Sch Dist, Cmnty Fac Dist No. 2015-1 Spl Tax Bonds, Ser 2017,
5.000%, 9–1–47	300	333

		19,130

Puerto Rico – 1.5%
Cmnwlth of PR, Pub Impvt Rfdg GO Bonds, Ser 2007A-4,
5.250%, 7–1–30	135	142
PR Hwy and Trans Auth, Hwy Rev Rfdg Bonds, Ser CC:
5.250%, 7–1–32	120	132
5.250%, 7–1–33	50	55

		329

TOTAL MUNICIPAL BONDS – 89.3%		$19,459
(Cost: $18,931)

SHORT-TERM SECURITIES
Master Note – 3.8%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.740%, 1–5–18 (C)	831	831

Municipal Obligations – 5.9%
CA GO Bonds, Ser 2004B6 (GTD by U.S. Bank N.A.) (BVAL plus 7 bps),
1.640%, 1–7–18 (C)	375	375
San Diego, CA, Hsng Auth, Var Rate Demand Multi-Fam Hsng Rev Rfdg Bonds (Hillside Garden Apt), Ser 2004C (GTD by FNMA) (BVAL plus 13 bps),
1.600%, 1–7–18 (C)	400	400
WI Hlth and Edu Fac Auth, Var Rate Demand Rev Bonds (Wausau Hosp, Inc.), Ser 1998B (GTD by JPMorgan Chase Bank N.A.) (BVAL plus 25 bps),
1.700%, 1–7–18 (C)	500	500

		1,275

TOTAL SHORT-TERM SECURITIES – 9.7%		$2,106
(Cost: $2,106)

TOTAL INVESTMENT SECURITIES – 99.0%		$21,565
(Cost: $21,037)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.0%		221

NET ASSETS – 100.0%		$21,786

Notes to Schedule of Investments

(A)	Zero coupon bond.

(B)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017 the total value of these securities amounted to $1,939 or 8.9% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Municipal Bonds	$—	$19,459	$—
Short-Term Securities	—	2,106	—
Total	$—	$21,565	$—

During the period ended December 31, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

AGM = Assured Guaranty Municipal

BAMAC = Build America Mutual Assurance Co.

BVAL = Bloomberg Valuation Municipal AAA Benchmark

FNMA = Federal National Mortgage Association

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at December 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$21,037

Gross unrealized appreciation	551
Gross unrealized depreciation	(23)

Net unrealized appreciation	$528

SCHEDULE OF INVESTMENTS Ivy Crossover Credit Fund (in thousands)	DECEMBER 31, 2017 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust,
3.500%, 5–26–22	$250	$254

TOTAL ASSET-BACKED SECURITIES – 0.7%		$254
(Cost: $253)

CORPORATE DEBT SECURITIES
Consumer Discretionary

Auto Parts & Equipment – 2.0%
Lear Corp.,
3.800%, 9–15–27	750	750

Automobile Manufacturers – 0.7%
General Motors Co.,
4.200%, 10–1–27	250	259

Broadcasting – 2.0%
Discovery Communications LLC:
2.950%, 3–20–23	500	495
3.950%, 3–20–28	250	248

		743

Hotels, Resorts & Cruise Lines – 4.1%
Royal Caribbean Cruises Ltd.,
3.700%, 3–15–28	500	495
Wyndham Worldwide Corp.,
4.500%, 4–1–27	1,000	1,016

		1,511

Leisure Products – 2.7%
Mattel, Inc.,
6.750%, 12–31–25 (A)	1,000	1,014

Restaurants – 2.7%
Darden Restaurants, Inc.,
3.850%, 5–1–27	1,000	1,019

Total Consumer Discretionary – 14.2%		5,296
Consumer Staples

Distillers & Vintners – 3.5%
Constellation Brands, Inc.:
3.700%, 12–6–26	1,000	1,028
4.500%, 5–9–47	250	274

		1,302

Food Distributors – 2.0%
McCormick & Co., Inc.,
3.150%, 8–15–24	750	754

Household Products – 2.7%
Clorox Co. (The),
3.100%, 10–1–27	1,000	993

Packaged Foods & Meats – 3.3%
J.M. Smucker Co. (The),
3.375%, 12–15–27	500	500
Smithfield Foods, Inc.,
2.650%, 10–3–21 (A)	750	740

		1,240

Total Consumer Staples – 11.5%		4,289
Energy

Oil & Gas Exploration & Production – 5.5%
Canadian Natural Resources Ltd.,
3.850%, 6–1–27	750	765
Cimarex Energy Co.,
3.900%, 5–15–27	1,000	1,022
EQT Corp.,
3.000%, 10–1–22	250	248

		2,035

Oil & Gas Refining & Marketing – 2.7%
Andeavor Logistics L.P. and Tesoro Logistics Finance Corp.,
4.250%, 12–1–27	1,000	1,008

Oil & Gas Storage & Transportation – 6.3%
Energy Transfer Partners L.P.,
4.900%, 3–15–35	375	371
Kinder Morgan, Inc.,
3.150%, 1–15–23	250	249
Plains All American Pipeline L.P. and PAA Finance Corp.,
4.500%, 12–15–26	250	253
Sunoco Logistics Partners Operations L.P. (GTD by Energy Transfer Partners L.P.),
4.000%, 10–1–27	1,000	980
Williams Partners L.P.,
3.750%, 6–15–27	500	501

		2,354

Total Energy – 14.5%		5,397
Financials

Consumer Finance – 5.3%
Capital One Financial Corp.,
3.750%, 7–28–26	250	249
Discover Bank,
3.450%, 7–27–26	500	493

Ford Motor Credit Co. LLC,
3.815%, 11–2–27	500	500
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.450%, 4–10–22	250	253
3.500%, 11–7–24	500	499

		1,994

Diversified Banks – 10.4%
Banco Bilbao Vizcaya Argentaria S.A.,
6.125%, 2–16–66	1,000	1,031
Banco Santander S.A.,
3.500%, 4–11–22	250	255
Bank of America Corp.:
4.200%, 8–26–24	500	527
4.000%, 1–22–25	750	780
Barclays plc,
4.836%, 5–9–28	500	520
Santander Holdings USA, Inc.,
3.400%, 1–18–23 (A)	500	498
Wells Fargo & Co.,
3.584%, 5–22–28	250	255

		3,866

Investment Banking & Brokerage – 2.8%
Goldman Sachs Group, Inc. (The),
4.250%, 10–21–25	500	522
Morgan Stanley,
3.591%, 7–22–28	500	505

		1,027

Life & Health Insurance – 0.7%
Brighthouse Financial, Inc.,
3.700%, 6–22–27 (A)	250	246

Other Diversified Financial Services – 4.1%
Citigroup, Inc.,
4.450%, 9–29–27	500	529
JPMorgan Chase & Co.,
3.625%, 12–1–27	1,000	1,011

		1,540

Specialized Finance – 0.7%
AerCap Ireland Capital Designated Activity Co. and AerCap Global Aviation Trust,
3.650%, 7–21–27	250	247

Total Financials – 24.0%		8,920
Industrials

Aerospace & Defense – 6.1%
BAE Systems Holdings, Inc.,
3.850%, 12–15–25 (A)	500	518
Huntington Ingalls Industries, Inc.,
3.483%, 12–1–27 (A)	1,000	998
Northrop Grumman Corp.,
3.250%, 1–15–28	750	751

		2,267

Agricultural & Farm Machinery – 2.7%
CNH Industrial N.V.,
3.850%, 11–15–27	1,000	998

Electrical Components & Equipment – 1.3%
Arrow Electronics, Inc.,
3.250%, 9–8–24	500	490

Total Industrials – 10.1%		3,755
Information Technology
Communications Equipment – 2.8%
L-3 Communications Corp.,
3.850%, 12–15–26	1,000	1,028

Electronic Components – 2.0%
Maxim Integrated Products, Inc.,
3.450%, 6–15–27	750	753

Semiconductors – 1.9%
Broadcom Corp. and Broadcom Cayman Finance Ltd. (GTD by Broadcom Ltd.),
3.125%, 1–15–25 (A)	750	717

Total Information Technology – 6.7%		2,498
Materials

Construction Materials – 1.3%
Martin Marietta Materials, Inc.,
3.500%, 12–15–27	500	496

Diversified Metals & Mining – 2.7%
Anglo American Capital plc,
3.625%, 9–11–24 (A)	1,000	995

Total Materials – 4.0%		1,491
Real Estate

Hotel & Resort REITs – 2.6%
Hospitality Properties Trust,
3.950%, 1–15–28	1,000	970

Retail REITs – 1.4%
DDR Corp.,
3.900%, 8–15–24	500	503

Specialized REITs – 3.5%
Crown Castle International Corp.:
3.200%, 9–1–24	250	247
4.750%, 5–15–47	1,000	1,052

		1,299

Total Real Estate – 7.5%		2,772
Telecommunication Services

Integrated Telecommunication Services – 2.0%
AT&T, Inc.,
4.900%, 8–14–37	750	760

Total Telecommunication Services – 2.0%		760
Utilities

Multi-Utilities – 1.4%
EDP Finance B.V.,
3.625%, 7–15–24 (A)	500	504

Total Utilities – 1.4%		504

TOTAL CORPORATE DEBT SECURITIES – 95.9%		$35,682
(Cost: $35,373)

SHORT-TERM SECURITIES
Master Note – 2.5%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.740%, 1–5–18 (B)	915	915

TOTAL SHORT-TERM SECURITIES – 2.5%		$915
(Cost: $915)

TOTAL INVESTMENT SECURITIES – 99.1%		$36,851
(Cost: $36,541)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.9%		345

NET ASSETS – 100.0%		$37,196

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017 the total value of these securities amounted to $6,230 or 16.7% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2017:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$254	$—
Corporate Debt Securities	—	35,682	—
Short-Term Securities	—	915	—
Total	$—	$36,851	$—

During the period ended December 31, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$36,541

Gross unrealized appreciation	419
Gross unrealized depreciation	(109)

Net unrealized appreciation	$310

SCHEDULE OF INVESTMENTS Ivy IG International Small Cap Fund (in thousands)	DECEMBER 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Australia

Consumer Discretionary – 1.1%
Ardent Leisure Group	1,017	$1,583

Information Technology – 1.1%
carsales.com Ltd.	146	1,650

Materials – 1.0%
Evolution Mining Ltd.	732	1,516

Utilities – 1.4%
Spark Infrastructure Group	1,028	2,009

Total Australia – 4.6%		$6,758
Austria

Industrials – 0.6%
Andritz AG	17	944

Total Austria – 0.6%		$944
Belgium

Materials – 1.1%
Tessenderlo Chemie N.V. (A)	35	1,632

Total Belgium – 1.1%		$1,632
China

Consumer Discretionary – 0.6%
Global Brands Group Holding Ltd. (A)	10,122	828

Industrials – 0.7%
Zhuzhou CSR Times Electric Co. Ltd., H Shares	154	1,002

Total China – 1.3%		$1,830
France

Consumer Discretionary – 0.5%
Faurecia S.A.	10	775

Energy – 2.2%
Rubis Group	46	3,253

Financials – 0.9%
Rothschild & Co.	37	1,356

Industrials – 2.9%
Alstom	38	1,583
Teleperformance SE	19	2,705

		4,288

Information Technology – 3.5%
Sopra Steria Group S.A.	18	3,280
Ubisoft Entertainment S.A. (A)	25	1,886

		5,166

Total France – 10.0%		$14,838
Germany

Financials – 1.0%
FinTech Group AG (A)	41	1,509

Health Care – 1.4%
MagForce AG (A)	87	691
Sartorius AG	14	1,344

		2,035

Industrials – 3.2%
Duerr AG	16	1,974
JOST Werke AG (A)	22	1,124
Sixt SE	28	1,801

		4,899

Information Technology – 3.5%
Dialog Semiconductor plc (A)	47	1,451
Mynaric AG (A)	23	1,535
Software AG	23	1,309
United Internet AG	7	488
Wirecard AG	4	436

		5,219

Materials – 2.5%
Aurubis AG	16	1,472
Biotechnology Research and Information Network AG (A)	23	627
Fuchs Petrolub SE	32	1,692

		3,791

Total Germany – 11.6%		$17,453
Hong Kong

Consumer Discretionary – 0.8%
Man Wah Holdings Ltd.	1,239	1,175

Industrials – 0.8%
Pacific Basin Shipping Ltd.	5,533	1,193

Total Hong Kong – 1.6%		$2,368
Ireland

Consumer Discretionary – 3.1%
Dalata Hotel Group plc (A)	434	3,287
Glenveagh Properties plc (A)	888	1,257

		4,544

Consumer Staples – 1.4%
Total Produce plc	677	2,081

Health Care – 1.1%
UDG Healthcare plc	151	1,714

Industrials – 0.6%
Kingspan Group plc	22	957

Materials – 1.1%
Smurfit Kappa Group plc	49		1,652

Total Ireland – 7.3%			$10,948
Isle Of Man

Consumer Discretionary – 1.6%
GVC Holdings plc	195		2,435

Energy – 1.0%
Playtech plc	127		1,477

Information Technology – 0.0%
Strix Group plc	12		25

Total Isle Of Man – 2.6%			$3,937
Italy

Financials – 0.3%
Mediobanca S.p.A.	45		504

Industrials – 1.1%
Prysmian S.p.A.	49		1,606

Total Italy – 1.4%			$2,110
Japan

Consumer Discretionary – 6.0%
Maxell Holdings Ltd.	94		1,992
NGK Spark Plug Co. Ltd.	129		3,119
Nifco, Inc.	26		1,777
Ryohin Keikaku Co. Ltd.	7		2,086

			8,974

Consumer Staples – 2.2%
Matsumotokiyoshi Holdings Co. Ltd.	78		3,196

Energy – 1.2%
Nippon Gas Co. Ltd.	49		1,762

Financials – 2.5%
Gunma Bank Ltd. (The)	279		1,680
Hiroshima Bank Ltd. (The)	229		1,990

			3,670

Health Care – 1.3%
Nippon Shinyaku Co. Ltd.	26		1,904

Industrials – 7.7%
Daifuku Co. Ltd.	41		2,249
Hoshizaki Electric Co. Ltd.	16		1,426
Okamura Corp.	80		1,170
OSG Corp.	136		2,932
SG Holdings Co. Ltd.	42		843
Tsubaki Nakashima Co. Ltd.	110		2,617

			11,237

Information Technology – 5.1%
Alps Electric Co. Ltd.	66		1,877
DISCO Corp.	7		1,507
SCSK Corp.	51		2,324
Shimadzu Corp.	82		1,867

			7,575

Materials – 2.7%
Maruichi Steel Tube Ltd.	50		1,467
Zeon Corp.	169		2,438

			3,905

Real Estate – 5.3%
GLP J-REIT	2		1,967
Ichigo, Inc.	480		1,813
Kenedix Office Investment Corp.	—	*	1,460
TechnoPro Holdings, Inc.	48		2,603

			7,843

Total Japan – 34.0%			$50,066
Jersey

Information Technology – 1.5%
XLMedia plc	795		2,119

Total Jersey – 1.5%			$2,119
Luxembourg

Energy – 0.3%
Acergy S.A.	33		491

Real Estate – 0.9%
Grand City Properties S.A.	58		1,362

Total Luxembourg – 1.2%			$1,853
Netherlands

Industrials – 0.2%
Philips Lighting N.V.	8		288

Information Technology – 0.8%
ASM International N.V.	18		1,218

Materials – 0.4%
Royal DSM Heerlen	6		606

Total Netherlands – 1.4%			$2,112
Norway

Energy – 0.3%
Aker BP ASA	15		380

Total Norway – 0.3%			$380
Singapore

Real Estate – 1.3%
Manulife U.S. REIT	2,126		1,924

Total Singapore – 1.3%			$1,924
Spain

Consumer Discretionary – 1.0%
Telepizza Group S.A. (A)	269		1,514

Health Care – 0.3%
Almirall S.A.	47	472

Industrials – 0.4%
Prosegur Compania de Seguridad S.A.	86	676

Total Spain – 1.7%		$2,662
Sweden

Consumer Discretionary – 0.9%
Dometic Group AB	122	1,240

Total Sweden – 0.9%		$1,240
Switzerland

Financials – 0.8%
Helvetia Holding AG	2	1,163

Total Switzerland – 0.8%		$1,163
United Kingdom

Consumer Discretionary – 4.5%
Bellway plc	38	1,801
City Pub Group plc (The) (A)	333	761
Coats Group plc	1,593	1,918
Games Workshop Group plc	34	1,216
Merlin Entertainments plc	218	1,021

		6,717

Financials – 4.5%
Arrow Global Group plc	127	680
Direct Line Insurance Group plc	236	1,213
Provident Financial plc	72	874
Sabre Insurance Group plc (A)	218	799
St. James’s Place plc	65	1,072
TP ICAP plc	281	2,014

		6,652

Industrials – 2.6%
Diploma plc	130	2,182
National Express Group plc	195	1,001
Ultra Electronics Holdings plc	31	560

		3,743

Materials – 0.7%
Kazakhmys plc (A)	61	732
Randgold Resources Ltd.	3	251

		983

Real Estate – 0.7%
Great Portland Estates plc	105	973

Total United Kingdom – 13.0%		$19,068

TOTAL COMMON STOCKS – 98.2%		$145,405
(Cost: $132,732)

SHORT-TERM SECURITIES	Principal
Master Note – 0.7%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
1.740%, 1–5–18 (B)	$967	967

TOTAL SHORT-TERM SECURITIES – 0.7%		$967
(Cost: $967)

TOTAL INVESTMENT SECURITIES – 98.9%		$146,372
(Cost: $133,699)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.1%		1,591

NET ASSETS – 100.0%		$147,963

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$11,008	$18,777	$—
Consumer Staples	2,081	3,196	—
Energy	—	7,363	—
Financials	3,862	10,992	—
Health Care	1,163	4,962	—
Industrials	4,983	25,850	—
Information Technology	3,679	19,293	—
Materials	3,911	10,174	—
Real Estate	3,384	8,718	—
Utilities	—	2,009	—
Total Common Stocks	$34,071	$111,334	$—
Short-Term Securities	—	967	—
Total	$34,071	$112,301	$—

During the period ended December 31, 2017, securities totaling $31,783 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2017. Transfers out of Level 1 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$133,699

Gross unrealized appreciation	14,018
Gross unrealized depreciation	(1,345)

Net unrealized appreciation	$12,673

SCHEDULE OF INVESTMENTS Ivy Pictet Emerging Markets Local Currency Debt Fund (in thousands)	DECEMBER 31, 2017 (UNAUDITED)

OTHER GOVERNMENT SECURITIES (A)	Principal		Value

Argentina – 4.9%
Republic of Argentina:
21.200%, 9–19–18 (B)	ARS	350	$18
18.200%, 10–3–21 (B)		46,604	2,565
16.000%, 10–17–23 (B)		20,201	1,068
15.500%, 10–17–26 (B)		44,520	2,403

			6,054

Brazil – 4.1%
Brazil Letras do Tesouro Nacional:
0.000%, 1–1–20 (B) C)	BRL	2,000	517
0.000%, 7–1–20 (B) (C)		4,000	982
Brazil Notas do Tesouro Nacional:
10.000%, 1–1–21 (B)		4,000	1,241
10.000%, 1–1–23 (B)		3,200	976
10.000%, 1–1–25 (B)		1,800	542
10.000%, 1–1–27 (B)		2,987	887

			5,145

Chile – 7.4%
Chile Bonos Tesoreria:
4.500%, 2–28–21 (B)	CLP	865,000	1,440
4.500%, 3–1–26 (B)		1,590,000	2,587
5.000%, 3–1–35 (B)		1,040,000	1,689
6.000%, 1–1–43 (B)		290,000	524
Republic of Chile
5.500%, 8–5–20 (B)		1,741,000	2,961

			9,201

Columbia – 4.2%
Colombian TES:
7.000%, 5–4–22 (B)	COP	1,980,000	695
10.000%, 7–24–24 (B)		2,875,000	1,161
7.500%, 8–26–26 (B)		2,655,700	948
6.000%, 4–28–28 (B)		2,646,500	850
7.750%, 9–18–30 (B)		2,722,600	992
7.000%, 6–30–32 (B)		1,600,000	542

			5,188

Czech Republic – 4.1%
Czech Republic Government Bond:
3.750%, 9–12–20 (B)	CZK	21,000	1,063
0.450%, 10–25–23 (B)		22,430	1,018
2.400%, 9–17–25 (B)		2,400	121
1.000%, 6–26–26 (B)		32,130	1,454
2.500%, 8–25–28 (B)		21,860	1,102
0.950%, 5–15–30 (B)		8,500	354

			5,112

Hungary – 4.1%
Hungary Government Bond:
4.000%, 4–25–18 (B)	HUF	90,000	352
6.500%, 6–24–19 (B)		24,000	101
3.500%, 6–24–20 (B)		100,000	415
7.000%, 6–24–22 (B)		106,250	518
1.750%, 10–26–22 (B)		66,000	262
6.000%, 11–24–23 (B)		67,240	329
5.500%, 6–24–25 (B)		320,510	1,563
3.000%, 10–27–27 (B)		361,700	1,522

			5,062

Indonesia – 3.7%
Indonesia Government Bond:
8.375%, 3–15–34 (B)	IDR	51,038,000	4,194
8.750%, 2–15–44 (B)		4,600,000	392

			4,586

Malaysia – 4.7%
Malaysia Government Bond:
3.260%, 3–1–18 (B)	MYR	1,540	381
3.580%, 9–28–18 (B)		5,600	1,392
3.759%, 3–15–19 (B)		1,360	339
3.654%, 10–31–19 (B)		1,700	424
3.492%, 3–31–20 (B)		580	144
4.048%, 9–30–21 (B)		1,590	400
3.882%, 3–10–22 (B)		1,690	423
3.418%, 8–15–22 (B)		1,070	261
4.181%, 7–15–24 (B)		1,250	313
4.232%, 6–30–31 (B)		1,090	265
4.127%, 4–15–32 (B)		122	29
3.844%, 4–15–33 (B)		490	113
4.762%, 4–7–37 (B)		4,930	1,244
4.935%, 9–30–43 (B)		760	189

			5,917

Mexico – 5.8%
Mexican Bonos:
8.500%, 12–13–18 (B)	MXN	52,000	2,663
6.500%, 6–10–21 (B)		12,000	589
10.000%, 12–5–24 (B)		17,395	997
5.750%, 3–5–26 (B)		6,825	307
7.500%, 6–3–27 (B)		8,826	444
8.500%, 5–31–29 (B)		4,000	215
7.750%, 5–29–31 (B)		4,000	204
7.750%, 11–23–34 (B)		4,000	203
10.000%, 11–20–36 (B)		6,500	403
8.500%, 11–18–38 (B)		12,071	658
7.750%, 11–13–42 (B)		7,488	379
8.000%, 11–7–47 (B)		3,500	182

			7,244

Nigeria – 3.8%
Nigeria Government Bond
14.500%, 7–15–21 (B)	NGN	1,700,000	4,792

Peru – 3.8%
Republic of Peru:
5.700%, 8–12–24 (B)	PEN	538	179
6.350%, 8–12–28 (B)		105	35
6.950%, 8–12–31 (B)		870	306
6.150%, 8–12–32 (B)(D)		822	270
6.900%, 8–12–37 (B)		6,040	2,094
6.850%, 2–12–42 (B)		5,551	1,859

			4,743

Philippines – 4.0%
Republic of Philippines:
4.950%, 1–15–21 (B)	PHP	66,000	1,360
3.900%, 11–26–22 (B)		15,000	298
6.250%, 1–14–36 (B)		149,000	3,373

			5,031

Poland – 3.9%
Poland Government Bond:
5.500%, 10–25–19 (B)	PLN	1,200	367
1.750%, 7–25–21 (B)		2,360	666
2.250%, 4–25–22 (B)		1,050	299
5.750%, 9–23–22 (B)		2,740	898
2.500%, 7–25–26 (B)		3,580	973
2.500%, 7–25–27 (B)		1,760	473
5.750%, 4–25–29 (B)		3,190	1,140

			4,816

Romania – 4.0%
Romania Government Bond:
3.250%, 1–17–18 (B)	RON	1,600	412
5.750%, 4–29–20 (B)		920	250
5.950%, 6–11–21 (B)		820	227
5.850%, 4–26–23 (B)		7,050	1,970
4.750%, 2–24–25 (B)		4,505	1,199
5.800%, 7–26–27 (B)		3,250	930

			4,988

Russia – 4.0%
Russia Government Bond:
7.000%, 8–16–23 (B)	RUB	60,240	1,046
7.050%, 1–19–28 (B)		231,184	3,900

			4,946

South Africa – 5.9%
Republic of South Africa:
7.750%, 2–28–23 (B)	ZAR	8,000	643
10.500%, 12–21–26 (B)		25,400	2,293
7.000%, 2–28–31 (B)		9,000	606
6.250%, 3–31–36 (B)		9,000	523
8.500%, 1–31–37 (B)		3,500	254
6.500%, 2–28–41 (B)		9,800	559
8.750%, 1–31–44 (B)		3,500	255
8.750%, 2–28–48 (B)		29,814	2,185

			7,318

Thailand – 10.6%
Thailand Government Bond:
5.125%, 3–13–18 (B)	THB	19,000	588
3.450%, 3–8–19 (B)		5,800	182
3.875%, 6–13–19 (B)		123,000	3,906
5.375%, 12–3–19 (B)		117,000	3,855
3.850%, 12–12–25 (B)		128,450	4,398
3.775%, 6–25–32 (B)		2,100	71
4.260%, 12–12–37 (B)		7,300	260

			13,260

Turkey – 4.6%
Turkey Government Bond:
10.400%, 3–27–19 (B)	TRY	860	219
11.100%, 5–15–19 (B)		240	62
9.200%, 9–22–21 (B)		6,250	1,500
8.500%, 9–14–22 (B)		1,010	235
7.100%, 3–8–23 (B)		1,000	217
8.800%, 9–27–23 (B)		3,820	886
10.400%, 3–20–24 (B)		1,070	262
9.000%, 7–24–24 (B)		2,810	651
8.000%, 3–12–25 (B)		2,280	488
10.600%, 2–11–26 (B)		4,677	1,147
11.000%, 2–24–27 (B)		500	126

			5,793

Uruguay – 5.3%
Republica Orient Uruguay:
9.875%, 6–20–22 (B)	UYU	98,997	3,641
8.500%, 3–15–28 (B)		85,202	2,965

			6,606

TOTAL OTHER GOVERNMENT SECURITIES – 92.9%			$115,802
(Cost: $115,003)

SHORT-TERM SECURITIES
Master Note – 1.8%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
1.740%, 1–5–18 (E)	$2,224	2,224

Nigeria – 0.0%
Nigerian Government Treasury Bills
14.300%, 6–14–18 (B)	NGN 10,000	26

TOTAL SHORT-TERM SECURITIES – 1.8%		$2,250
(Cost: $2,250)

TOTAL INVESTMENT SECURITIES – 94.7%		$118,052
(Cost: $117,253)

CASH AND OTHER ASSETS, NET OF LIABILITIES (F)(G) – 5.3%		6,589

NET ASSETS – 100.0%		$124,641

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(B)	Principal amounts are denominated in the indicated foreign currency, where applicable (ARS - Argentine Peso, BRL - Brazilian Real, CLP - Chilean Peso, COP - Columbian Peso, CZK - Czech Koruna, HUF - Hungarian Forint, IDR - Indonesian Rupiah, MXN - Mexican Peso, MYR - Malaysian Ringgit, NGN - Nigeria Naira, PEN - Peruvian Neuvo Sol, PHP - Philippine Peso, PLN - Polish Zloty, RON - Romania Leu, RUB - Russian Ruble, SGD - Singapore Dollar, THB - Thai Baht, TRY - Turkish New Lira, UYU - Uruguay Peso and ZAR - South African Rand).

(C)	Zero coupon bond.

(D)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017 the total value of these securities amounted to $270 or 0.2% of net assets.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(F)	Cash of $22 is held in collateralized accounts for open futures contracts collateral.

(G)	Cash of $83 is held in collateralized accounts for centrally cleared swap agreements collateral.

The following over the counter credit default swaps - buy protection (1) were outstanding at December 31, 2017:

Referenced Obligation	Counterparty	(Pay) Fixed Rate	Maturity Date	Notional Amount (2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Republic of Korea	Morgan Stanley & Co. International plc	(1.000%)	12-20-21	323	$(7)	$(6)	$(1)
Republic of Korea	Goldman Sachs International	(1.000%)	12-20-21	148	(3)	(3)	—	*
Republic of Korea	Citibank N.A.	(1.000%)	12-20-21	73	(1)	(1)	—	*
					$(11)	$(10)	$(1)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

The following forward foreign currency contracts were outstanding at December 31, 2017:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
U.S. Dollar	280	Indonesian Rupiah	3,800,000	1-5-18	Barclays Capital, Inc.	$—	$—	*
Israeli Shekel	1,300	U.S. Dollar	370	1-8-18	Barclays Capital, Inc.	—	4
South Korean Won	828,000	U.S. Dollar	757	1-9-18	Barclays Capital, Inc.	—	17
Colombian Peso	2,280,000	U.S. Dollar	759	1-12-18	Barclays Capital, Inc.	—	4
Czech Koruna	23,237	U.S. Dollar	1,067	1-12-18	Barclays Capital, Inc.	—	25
U.S. Dollar	298	Czech Koruna	6,499	1-12-18	Barclays Capital, Inc.	7	—
U.S. Dollar	390	Turkish New Lira	1,459	1-17-18	Barclays Capital, Inc.	—	6
Chinese Yuan Renminbi Offshore	3,710	U.S. Dollar	563	1-19-18	Barclays Capital, Inc.	—	6
Mexican Peso	3,100	U.S. Dollar	160	1-19-18	Barclays Capital, Inc.	3	—
U.S. Dollar	212	Chinese Yuan Renminbi	1,400	1-19-18	Barclays Capital, Inc.	2	—
U.S. Dollar	572	Polish Zloty	2,064	1-19-18	Barclays Capital, Inc.	21	—
U.S. Dollar	737	Malaysian Ringgit	3,010	1-26-18	Barclays Capital, Inc.	4	—
U.S. Dollar	2,011	Brazilian Real	6,655	2-2-18	Barclays Capital, Inc.	—	12
South African Rand	23,508	U.S. Dollar	1,714	2-5-18	Barclays Capital, Inc.	—	176
U.S. Dollar	167	South African Rand	2,400	2-5-18	Barclays Capital, Inc.	26	—
U.S. Dollar	267	Philippine Peso	13,594	2-8-18	Barclays Capital, Inc.	5	—
U.S. Dollar	316	Indonesian Rupiah	4,350,000	4-13-18	Barclays Capital, Inc.	4	—
U.S. Dollar	1,165	Indonesian Rupiah	16,680,000	10-24-18	Barclays Capital, Inc.	33	—
U.S. Dollar	1,513	Malaysian Ringgit	6,217	11-14-18	Barclays Capital, Inc.	7	—
U.S. Dollar	1,549	Romanian Leu	6,046	1-5-18	Citibank N.A.	6	—

U.S. Dollar	101	Colombian Peso	300,000	1-12-18	Citibank N.A.	—		—	*
Turkish New Lira	5,060	U.S. Dollar	1,295	1-17-18	Citibank N.A.	—		34
U.S. Dollar	1,129	Turkish New Lira	4,528	1-17-18	Citibank N.A.	61		—
Mexican Peso	72,589	U.S. Dollar	3,737	1-19-18	Citibank N.A.	58		—
Polish Zloty	3,160	U.S. Dollar	889	1-19-18	Citibank N.A.	—		19
U.S. Dollar	751	Mexican Peso	14,200	1-19-18	Citibank N.A.	—		31
U.S. Dollar	131	Polish Zloty	470	1-19-18	Citibank N.A.	4		—
U.S. Dollar	773	Chinese Yuan Renminbi	5,100	1-26-18	Citibank N.A.	8		—
South African Rand	15,453	U.S. Dollar	1,071	2-5-18	Citibank N.A.	—		172
U.S. Dollar	274	South African Rand	3,941	2-5-18	Citibank N.A.	43		—
U.S. Dollar	307	Malaysian Ringgit	1,250	2-14-18	Citibank N.A.	1		—
Thai Baht	19,379	U.S. Dollar	584	3-13-18	Citibank N.A.	—		12
U.S. Dollar	314	Thai Baht	10,206	3-13-18	Citibank N.A.	—	*	—
Thai Baht	206,500	U.S. Dollar	6,233	10-9-18	Citibank N.A.	—		138
U.S. Dollar	105	Romanian Leu	410	1-5-18	Deutsche Bank AG	—	*	—
Israeli Shekel	300	U.S. Dollar	85	1-8-18	Deutsche Bank AG	—		1
U.S. Dollar	1,408	Philippine Peso	71,079	1-16-18	Deutsche Bank AG	15		—
Turkish New Lira	1,450	U.S. Dollar	374	1-17-18	Deutsche Bank AG	—		7
U.S. Dollar	1,305	Turkish New Lira	5,190	1-17-18	Deutsche Bank AG	59		—
Mexican Peso	7,400	U.S. Dollar	382	1-19-18	Deutsche Bank AG	7		—
Polish Zloty	470	U.S. Dollar	129	1-19-18	Deutsche Bank AG	—		6
U.S. Dollar	1,916	Polish Zloty	6,803	1-19-18	Deutsche Bank AG	38		—
South African Rand	1,700	U.S. Dollar	120	2-5-18	Deutsche Bank AG	—		16
U.S. Dollar	552	Chinese Yuan Renminbi	3,674	3-2-18	Deutsche Bank AG	10		—
Chilean Peso	1,494,520	U.S. Dollar	2,303	1-8-18	JPMorgan Securities LLC	—		125
Israeli Shekel	6,500	U.S. Dollar	1,840	1-8-18	JPMorgan Securities LLC	—		28
U.S. Dollar	563	Chinese Yuan Renminbi Offshore	3,710	1-9-18	JPMorgan Securities LLC	6		—
Colombian Peso	3,920,000	U.S. Dollar	1,300	1-12-18	JPMorgan Securities LLC	—		12
U.S. Dollar	3,491	Colombian Peso	10,398,625	1-12-18	JPMorgan Securities LLC	—		10
Turkish New Lira	6,005	U.S. Dollar	1,536	1-17-18	JPMorgan Securities LLC	—		41
U.S. Dollar	1,450	Turkish New Lira	5,770	1-17-18	JPMorgan Securities LLC	67		—
U.S. Dollar	1,999	Peruvian New Sol	6,501	1-18-18	JPMorgan Securities LLC	4		—
Mexican Peso	57,808	U.S. Dollar	2,986	1-19-18	JPMorgan Securities LLC	56		—
Polish Zloty	520	U.S. Dollar	147	1-19-18	JPMorgan Securities LLC	—		2
U.S. Dollar	3,989	Mexican Peso	76,133	1-19-18	JPMorgan Securities LLC	—		130
U.S. Dollar	461	Polish Zloty	1,658	1-19-18	JPMorgan Securities LLC	15		—
Brazilian Real	8,118	U.S. Dollar	2,504	2-2-18	JPMorgan Securities LLC	66		—
U.S. Dollar	1,892	Brazilian Real	6,150	2-2-18	JPMorgan Securities LLC	—		44
South African Rand	16,834	U.S. Dollar	1,179	2-5-18	JPMorgan Securities LLC	—		175
U.S. Dollar	1,789	South African Rand	24,900	2-5-18	JPMorgan Securities LLC	213		—
U.S. Dollar	1,815	Russian Ruble	108,214	2-13-18	JPMorgan Securities LLC	47		—
U.S. Dollar	384	Malaysian Ringgit	1,560	2-14-18	JPMorgan Securities LLC	—		—	*
Egyptian Pound	2,530	U.S. Dollar	138	3-1-18	JPMorgan Securities LLC	—		2
U.S. Dollar	139	Egyptian Pound	2,530	3-1-18	JPMorgan Securities LLC	1		—
U.S. Dollar	922	Indonesian Rupiah	12,900,000	7-2-18	JPMorgan Securities LLC	17		—
U.S. Dollar	172	Chilean Peso	113,000	1-8-18	Morgan Stanley International	11		—
U.S. Dollar	191	Malaysian Ringgit	780	2-20-18	Morgan Stanley International	—	*	—
U.S. Dollar	871	Malaysian Ringgit	3,560	3-2-18	Morgan Stanley International	4		—
U.S. Dollar	318	Indonesian Rupiah	4,350,000	3-14-18	Morgan Stanley International	2		—
U.S. Dollar	2,389	Czech Koruna	51,212	3-29-18	Morgan Stanley International	27		—
U.S. Dollar	1,810	Hungarian Forint	470,733	3-29-18	Morgan Stanley International	15		—
						$973		$1,255

The following futures contracts were outstanding at December 31, 2017 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. 10-Year Treasury Note	Short	29	3-27-18	2,900	$(3,597)	$22
U.S. 2-Year Treasury Note	Long	51	3-27-18	5,100	10,919	(24)
					$7,322	$(2)

The following centrally cleared interest rate swap agreements were outstanding at December 31, 2017:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount (B)		Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank N.A.	Pay	28-Day Mexico Equilibrium Interbank Interest Rate	7.875%	8/12/2027	MXN	6,946	$(24)	$—	$(24)
JPMorgan Chase Bank N.A.	Receive	28-Day Mexico Equilibrium Interbank Interest Rate	7.790%	8/12/2027		2,497	32	—	32
							$8	$—	$8

The following over the counter interest rate swap agreements were outstanding at December 31, 2017:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount (B)		Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank N.A.	Pay	6-Month LIBOR	9.800%	10/9/2022	IDR	232	$36	$—	$36
Nomura Securities International, Inc.	Receive	6-Month Association of Banks in Singapore Swap Offer Rate	1.950%	8/22/2026	SGD	258	1	—	1
							$37	$—	$37

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2017:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Other Government Securities	$—	$115,802	$—
Short-Term Securities	—	2,250	—
Total	$—	$118,052	$—
Forward Foreign Currency Contracts	$—	$973	$—
Futures Contracts	$22	$—	$—
Centrally Cleared Interest Rate Swaps	$—	$32	$—
Over the Counter Interest Rate Swaps	$—	$37	$—
Liabilities
Over the Counter Credit Default Swaps	$—	$11	$—
Forward Foreign Currency Contracts	$—	$1,255	$—
Futures Contracts	$24	$—	$—
Centrally Cleared Interest Rate Swaps	$—	$24	$—

During the period ended December 31, 2017, there were no transfers between Level 1 and 2.

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at December 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$117,253

Gross unrealized appreciation	4,213
Gross unrealized depreciation	(3,414)

Net unrealized appreciation	$799

SCHEDULE OF INVESTMENTS Ivy Pictet Targeted Return Bond Fund (in thousands)	DECEMBER 31, 2017 (UNAUDITED)

PURCHASED OPTIONS	Number of Contracts (Unrounded)	Notional Amount	Value
Credit Derivatives Index - High Yield 26 5-Year Index,
Put $107.00, Expires 3–21–18, OTC (Ctrpty: Deutsche Bank AG)	6,000,000	6,000	$39
EUR versus USD,
Call $1.18, Expires 2–14–18, OTC (Ctrpty: Morgan Stanley & Co., Inc.)	11,696,000	11,696	297
iTraxx Europe Crossover Series 28,
Put EUR250.00, Expires 3–20–18, OTC (Ctrpty: Morgan Stanley & Co., Inc.) (A)	7,400,000	7,400	68
U.S. 10-Year Treasury Note March Futures,
Call $130.50, Expires 2–23–18	358	35,800	11
U.S. 2-Year Treasury Note March Futures,
Call $108.00, Expires 2–23–18	84	16,800	1
U.S. 5-Year Treasury Note March Futures,
Call $117.25, Expires 2–23–18	578	57,800	45

TOTAL PURCHASED OPTIONS – 0.1%			$461
(Cost: $530)

CORPORATE DEBT SECURITIES	Principal
Consumer Discretionary

Apparel, Accessories & Luxury Goods – 0.3%
Levi Strauss & Co.,
3.375%, 3–15–27 (A)	EUR	790	995

Automobile Manufacturers – 0.4%
Volkswagen Group of America, Inc.,
1.650%, 5–22–18 (B)		$400	400
Volkswagen International Finance N.V.:
3.250%, 1–21–19 (A)	EUR	285	354
1.875%, 3–30–27 (A)		300	371

			1,125

Cable & Satellite – 0.2%
Altice S.A.,
7.250%, 5–15–22 (A)		400	486

Department Stores – 0.1%
Agrokor d.d.,
9.875%, 5–1–19 (A)		400	125

Distributors – 0.4%
Casino Guichard Perrachon S.A.,
4.407%, 8–6–19 (A)(C)		1,000	1,280

Internet & Direct Marketing Retail – 0.2%
Shop Direct Funding plc,
7.750%, 11–15–22 (A)(B)	GBP	400	508

Total Consumer Discretionary – 1.6%			4,519
Consumer Staples

Brewers – 1.2%
Anheuser-Busch Inbev S.A./N.V. (GTD by AB INBEV/BBR/COB):
0.625%, 3–17–20 (A)	EUR	1,000	1,216
2.650%, 2–1–21		$959	964
3.300%, 2–1–23		1,225	1,253

			3,433

Food Retail – 0.4%
Iceland Bondco plc,
4.625%, 3–15–25 (A)(B)	GBP	1,000	1,273

Total Consumer Staples – 1.6%			4,706
Energy

Integrated Oil & Gas – 1.8%
Nexen Energy ULC,
6.400%, 5–15–37		$708	923
Pemex Project Funding Master Trust (GTD by Petroleos Mexicanos),
6.625%, 6–15–35		1,025	1,095

Petroleos Mexicanos,
2.750%, 4–21–27 (A)	EUR	1,055	1,214
Raizen Fuels Finance Ltd.,
5.300%, 1–20–27 (B)		$789	825
Total S.A.,
2.250%, 12–29–49 (A)	EUR	1,033	1,294

			5,351

Oil & Gas Exploration & Production – 0.9%
Eni USA, Inc.,
7.300%, 11–15–27		$700	876
Gazprom OAO Via Gaz Capital S.A.,
4.250%, 4–6–24 (A)	GBP	710	991
ONGC Videsh Vankorneft Pte. Ltd. (GTD by Oil and Natural Gas Corp. Ltd.),
3.750%, 7–27–26		$708	704

			2,571

Oil & Gas Storage & Transportation – 0.5%
Kunlun Energy Co. Ltd.,
3.750%, 5–13–25		664	680
TransCanada PipeLines Ltd.,
5.300%, 3–15–77		763	787

			1,467

Total Energy – 3.2%			9,389
Financials

Asset Management & Custody Banks – 0.3%
CPPIB Capital, Inc.,
2.750%, 11–2–27 (B)		900	897

Consumer Finance – 0.7%
FCE Bank plc,
1.875%, 4–18–19 (A)	EUR	810	996
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.),
2.450%, 11–6–20		$1,000	992

			1,988

Diversified Banks – 13.5%
ABN AMRO Bank N.V.,
2.875%, 1–18–28 (A)	EUR	400	522
Allied Irish Banks plc,
7.375%, 12–29–49 (A)		600	813
Bank of Communications Co. Ltd.,
3.625%, 10–3–26 (A)		944	1,186
Bank of Ireland Group plc,
3.125%, 9–19–27 (A)	GBP	500	674
Bankia S.A.:
4.000%, 5–22–24 (A)	EUR	800	999
6.000%, 10–18–66 (A)		400	501
Barclays Bank plc,
4.875%, 8–13–19 (A)		530	688
Barclays plc:
2.375%, 10–6–23 (A)	GBP	600	819
5.875%, 12–15–65 (A)		400	545
Caixa Geral de Depositos S.A.,
3.000%, 1–15–19 (A)	EUR	200	248
Commerzbank AG,
8.125%, 9–19–23		$500	598
Coventry Building Society:
1.875%, 10–24–23 (A)	GBP	500	674
6.375%, 12–29–49 (A)		685	961
Credit Agricole S.A.,
6.500%, 6–23–66 (A)	EUR	500	679
CYBG plc:
5.000%, 2–9–26 (A)	GBP	558	801
8.000%, 6–8–66 (A)		300	427
Dexia Credit Local S.A.,
0.040%, 12–11–19 (A)	EUR	700	845
DNB Boligkreditt A.S.:
1.875%, 6–18–19 (A)		400	495
2.500%, 3–28–22 (B)		$764	762
Egyptian Government Treasury Bills:
0.000%, 3–8–18 (A)(D)	EGP	4,425	241
0.000%, 3–22–18 (A)(D)		5,950	321
European Investment Bank,
1.250%, 12–16–19		$233	229
Intesa Sanpaolo S.p.A.:
3.000%, 1–28–19 (A)	EUR	800	991
6.625%, 9–13–23 (A)		793	1,194
Leeds Building Society,
0.125%, 4–21–20 (A)		300	362
Lloyds Bank plc,
6.500%, 3–24–20 (A)		300	410
Lloyds Banking Group plc,
3.574%, 11–7–28		$900	891
National Australia Bank Ltd.,
4.000%, 7–13–20 (A)	EUR	487	643
Royal Bank of Canada:
1.625%, 8–4–20 (A)		900	1,129
0.500%, 12–16–20 (A)		390	476

Santander UK Group Holdings plc,
3.571%, 1–10–23		$700	710
Skandinaviska Enskilda Banken AB:
4.000%, 12–19–18 (A)	SEK	10,000	1,270
2.250%, 6–19–19 (A)		10,000	1,263
2.500%, 6–19–19 (A)		6,000	759
3.000%, 6–19–19 (A)		17,000	2,173
3.750%, 6–19–19 (A)		8,000	1,032
3.250%, 6–17–20 (A)		10,000	1,316
4.250%, 6–17–20 (A)		10,000	1,343
5.750%, 11–29–49		$1,050	1,086
Standard Chartered plc,
5.125%, 6–6–34 (A)	GBP	900	1,366
Toronto-Dominion Bank,
0.625%, 7–29–19 (A)	EUR	700	853
UniCredit S.p.A.:
4.375%, 1–3–27 (A)		600	780
6.625%, 12–3–66 (A)		400	521
Unione Di Banche Italiane S.p.A.,
4.450%, 9–15–27 (A)		785	980
Wells Fargo & Co.,
3.069%, 1–24–23		$1,235	1,244
Westpac Banking Corp.,
2.250%, 11–9–20		1,475	1,469
Yorkshire Building Society,
2.125%, 3–18–19 (A)	EUR	1,000	1,231

			39,520

Diversified Capital Markets – 0.7%
Deutsche Bank AG,
1.000%, 3–18–19 (A)		900	1,092
Investec plc,
6.750%, 12–5–66 (A)	GBP	300	417
UBS AG, London Branch,
2.450%, 12–1–20 (B)		$445	444

			1,953

Investment Banking & Brokerage – 1.7%
Goldman Sachs Group, Inc. (The),
0.750%, 5–10–19 (A)	EUR	490	594
Goldman Sachs Group, Inc. (The) (3-Month U.S. LIBOR plus 117 bps),
2.586%, 11–15–21 (E)		$846	858
Macquarie Group Ltd.,
3.189%, 11–28–23 (B)		1,191	1,183
Morgan Stanley (3-Month EURIBOR plus 70 bps),
0.371%, 11–8–22 (A)(E)	EUR	779	948
Morgan Stanley (3-Month U.S. LIBOR plus 140 bps),
2.765%, 10–24–23 (E)		$1,260	1,296

			4,879

Life & Health Insurance – 0.6%
China Life Insurance Co. Ltd.,
4.000%, 7–3–75		693	697
Metropolitan Life Global Funding I,
3.450%, 12–18–26 (B)		738	758
NN Group N.V.,
0.250%, 6–1–20 (A)	EUR	290	349

			1,804

Multi-Line Insurance – 0.5%
Aviva plc,
3.375%, 12–4–45 (A)		564	734
Axa S.A.,
3.941%, 11–7–65 (A)		600	815

			1,549

Other Diversified Financial Services – 0.3%
Hannover Finance (Luxembourg) S.A.,
5.000%, 6–30–43 (A)		600	867

Regional Banks – 0.6%
Canadian Imperial Bank of Commerce,
0.375%, 10–15–19 (A)		600	728
Fidelity Bank plc,
10.500%, 10–16–22 (B)		$580	593
SpareBank 1 SMN ASA,
1.500%, 5–20–19 (A)	EUR	300	368

			1,689

Specialized Finance – 3.3%
Federation des caisses Desjardins du Quebec:
0.375%, 10–22–19 (A)		200	243
0.375%, 11–25–20 (A)		800	972
Hypo Noe LB and Wien AG,
1.625%, 9–17–19 (A)		322	399
Japan Finance Organization for Municipalities,
2.125%, 10–25–23 (B)		$540	519
John Deere Capital Corp.:
1.250%, 10–9–19		798	786
2.650%, 1–6–22		522	525
Kommunalbanken A.S.,
1.500%, 8–31–21 (B)		886	860
Realkredit Danmark A.S.,
1.000%, 4–1–19 (A)	DKK	12,098	1,984
Siemens Financieringsmaatschappij N.V.,
2.200%, 3–16–20 (B)		$1,328	1,326
Tesco Corporate Treasury Services plc,
1.375%, 7–1–19 (A)	EUR	700	855
Vonovia Finance B.V.,
4.000%, 12–29–49 (A)		300	393
Westpac Securities NZ Ltd.,
0.875%, 6–24–19 (A)		700	854

			9,716

Thrifts & Mortgage Finance – 1.3%
Deutsche Pfandbriefbank AG:
1.250%, 2–4–19 (A)		48	58
2.875%, 6–28–27 (A)		1,200	1,458
Stadshypotek AB,
2.500%, 9–18–19 (A)	SEK	17,000	2,168

			3,684

Total Financials – 23.5%			68,546

Health Care

Pharmaceuticals – 0.9%
Bayer AG,
3.000%, 7–1–75 (A)	EUR	576	725
Celgene Corp.,
2.750%, 2–15–23		$512	507
Teva Pharmaceutical Finance II B.V.:
1.250%, 3–31–23 (A)	EUR	400	437
1.875%, 3–31–27 (A)		200	207
1.625%, 10–15–28 (A)		300	298
Teva Pharmaceutical Finance IV B.V.,
2.875%, 4–15–19 (A)		480	583

			2,757

Total Health Care – 0.9%			2,757
Industrials

Industrial Conglomerates – 0.4%
General Electric Co.,
4.625%, 1–30–43		$600	597
Thyssenkrupp AG,
3.125%, 10–25–19 (A)	EUR	443	556

			1,153

Marine – 0.5%
A.P. Moller - Maersk A/S,
4.000%, 4–4–25 (A)	GBP	738	1,077
CMA CGM S.A.,
6.500%, 7–15–22 (A)	EUR	400	503

			1,580

Marine Ports & Services – 0.9%
CCCI Treasure Ltd. (GTD by China Communications Construction Co. Ltd.),
3.500%, 12–29–49		$834	832
DP World Ltd.,
6.850%, 7–2–37		1,360	1,673

			2,505

Total Industrials – 1.8%			5,238
Information Technology

IT Consulting & Other Services – 0.3%
Capgemini SE,
1.750%, 7–1–20 (A)	EUR	500	622
International Business Machines Corp.,
3.300%, 1–27–27		$247	252

			874

Semiconductors – 0.2%
STATS ChipPAC Ltd.,
8.500%, 11–24–20		600	641

Systems Software – 0.5%
Microsoft Corp.,
4.250%, 2–6–47		1,312	1,498

Technology Hardware, Storage & Peripherals – 1.3%
Apple, Inc.,
3.200%, 5–11–27		1,413	1,431
Hewlett Packard Enterprise Co.:
2.100%, 10–4–19 (B)		790	784
4.900%, 10–15–25 (C)		723	763
6.350%, 10–15–45 (C)		790	836

			3,814

Total Information Technology – 2.3%			6,827
Materials

Aluminum – 0.2%
Nemak S.A.B. de C.V.,
3.250%, 3–15–24 (A)(B)	EUR	475	590

Diversified Chemicals – 0.4%
Dow Chemical Co. (The),
4.375%, 11–15–42		$1,152	1,211

Diversified Metals & Mining – 0.6%
Anglo American Capital plc,
2.875%, 11–20–20 (A)	EUR	200	258
Glencore Finance (Dubai) Ltd.,
2.625%, 11–19–18 (A)		500	614
Glencore Finance (Europe) S.A. (GTD by Glencore Xstrata plc, Glencore International AG and Xstrata (Schweiz) AG),
3.375%, 9–30–20 (A)		657	855

			1,727

Metal & Glass Containers – 0.2%
Ball Corp.,
4.375%, 12–15–23 (A)		359	497

Paper Products – 0.2%
Domtar Corp.:
6.250%, 9–1–42		$500	548
6.750%, 2–15–44		200	231

			779

Total Materials – 1.6%			4,804
Real Estate

Diversified REITs – 0.2%
Aroundtown S.A.,
3.000%, 10–16–29 (A)	GBP	300	406

Industrial REITs – 0.4%
Prologis L.P. (GTD by Prologis, Inc.),
1.375%, 10–7–20 (A)	EUR	983	1,216

Total Real Estate – 0.6%			1,622

Telecommunication Services

Integrated Telecommunication Services – 1.1%
AT&T, Inc.,
5.150%, 2–14–50		$1,167	1,173
Koninklijke KPN N.V.,
7.500%, 2–4–19 (A)	EUR	700	909
Telefonica Europe B.V.,
4.200%, 12–4–65 (A)		600	760
Verizon Communications, Inc.,
3.375%, 10–27–36 (A)	GBP	227	308

			3,150

Wireless Telecommunication Service – 1.0%
Bharti Airtel Ltd.,
4.375%, 6–10–25		$1,357	1,380
SoftBank Group Corp.:
4.625%, 4–15–20 (A)	EUR	400	523
5.125%, 9–19–27		$800	794
Vodafone Group plc,
3.000%, 8–12–56 (A)	GBP	268	319

			3,016

Total Telecommunication Services – 2.1%			6,166
Utilities

Gas Utilities – 0.6%
Origin Energy Finance Ltd.:
2.875%, 10–11–19 (A)	EUR	300	378
2.500%, 10–23–20 (A)		400	510
4.000%, 9–16–74 (A)		782	978

			1,866

Total Utilities – 0.6%			1,866

TOTAL CORPORATE DEBT SECURITIES – 39.8%			$116,440
(Cost: $112,868)

OTHER GOVERNMENT SECURITIES (F)
Argentina – 0.9%
Republic of Argentina:
5.830%, 12–31–33 (A)	ARS	3,329	1,410
7.820%, 12–31–33 (A)	EUR	848	1,188

			2,598

Bermuda – 0.4%
Government of Bermuda,
4.854%, 2–6–24		$1,180	1,278

Brazil – 0.8%
Brazil Notas do Tesouro Nacional:
10.000%, 1–1–21 (A)	BRL	3,530	1,096
10.000%, 1–1–25 (A)		4,440	1,337

			2,433

Canada – 1.9%
Province of Alberta,
1.900%, 12–6–19		$2,741	2,721
Province of Ontario:
1.875%, 5–21–20		1,770	1,754
3.000%, 9–28–20 (A)	EUR	800	1,044

			5,519

Columbia – 0.7%
Republic of Colombia:
4.500%, 1–28–26		$600	640
6.125%, 1–18–41		1,070	1,292

			1,932

Croatia – 0.2%
Republic of Croatia,
6.000%, 1–26–24		600	684

Egypt – 0.1%
Arab Republic of Egypt,
8.500%, 1–31–47 (B)		277	318

Germany – 9.1%
Bundesrepublik Deutschland:
3.500%, 7–4–19 (A)	EUR	7,331	9,358
2.000%, 1–4–22 (A)		100	131
1.500%, 5–15–23 (A)		2,090	2,727
2.000%, 8–15–23 (A)		730	979
1.750%, 2–15–24 (A)		790	1,050
0.500%, 2–15–26 (A)		2,130	2,615
4.750%, 7–4–28 (A)		1,602	2,755
1.250%, 8–15–48 (A)		2,450	2,929
Germany Government Bond:
0.250%, 10–16–20 (A)		330	405
0.000%, 4–9–21 (A)(D)		680	828
0.000%, 10–8–21 (A)(D)		1,069	1,301
0.000%, 4–8–22 (A)(D)		1,230	1,494

			26,572

Indonesia – 1.3%
Indonesia Government Bond:
4.875%, 5–5–21		$600	640
2.875%, 7–8–21 (A)	EUR	230	300
3.700%, 1–8–22 (B)		$510	524
3.375%, 7–30–25 (A)	EUR	428	579
3.750%, 6–14–28 (A)		974	1,347
8.500%, 10–12–35		$200	300

			3,690

Ireland – 0.5%
Bank of Ireland,
7.375%, 12–29–49 (A)	EUR	600	806
Irish Government Bond,
2.400%, 5–15–30 (A)		443	612

			1,418

Italy – 1.9%
Italy Government Bond,
6.000%, 5–1–31 (A)		3,267	5,529

Japan – 0.2%
Japan Finance Organization for Municipalities,
2.125%, 3–6–19		$490	489

Lebanon – 0.2%
Lebanese Republic,
5.150%, 11–12–18		650	648

Mexico – 1.6%
Mexican Bonos,
10.000%, 12–5–24 (A)	MXN	78,750	4,515

Norway – 1.8%
Norway Government Bond,
3.000%, 3–14–24 (A)	NOK	38,965	5,224

Panama – 0.8%
Republic of Panama:
4.000%, 9–22–24		$610	649
9.375%, 4–1–29		1,151	1,744

			2,393

Peru – 0.7%
Republic of Peru:
7.350%, 7–21–25		797	1,033
8.750%, 11–21–33		616	970

			2,003

Poland – 0.1%
Republic of Poland,
5.000%, 3–23–22		295	323

Saudi Arabia – 0.6%
Saudi Arabia Government Bond,
4.625%, 10–4–47 (B)		1,715	1,752

South Africa – 1.1%
Republic of South Africa:
5.875%, 9–16–25		627	682
10.500%, 12–21–26 (A)	ZAR	26,405	2,384

			3,066

South Korea – 0.3%
Korea National Oil Corp.,
2.875%, 3–27–22 (B)		$941	929

Spain – 0.4%
Telefonica Emisiones S.A.U.,
4.693%, 11–11–19 (A)	EUR	800	1,044

Sri Lanka – 0.6%
Republic of Sri Lanka:
6.850%, 11–3–25		$977	1,078
6.200%, 5–11–27 (B)		580	612

			1,690

Sweden – 1.2%
Kingdom of Sweden:
1.125%, 10–21–19 (B)		2,360	2,322
1.250%, 9–8–21 (B)		1,106	1,068

			3,390

Tunisia – 0.2%
Central Bank of Tunisia,
5.750%, 1–30–25		627	625

Turkey – 0.5%
Turkey Government Bond:
7.375%, 2–5–25		686	790
3.250%, 6–14–25 (A)	EUR	216	262
6.000%, 3–25–27		$400	426

			1,478

United Arab Emirates – 0.4%
Abu Dhabi Government Bond,
2.500%, 10–11–22 (B)		1,240	1,215

TOTAL OTHER GOVERNMENT SECURITIES – 28.5%			$82,755
(Cost: $79,954)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 30.3%
U.S. Treasury Bonds:
4.500%, 2–15–36		2,118	2,725
2.250%, 8–15–46		1,650	1,487
U.S. Treasury Notes:
2.750%, 2–28–18		1,000	1,002
1.000%, 11–15–19		650	639
1.375%, 1–31–20		259	256
1.375%, 2–29–20 (G)		10,708	10,586
1.375%, 8–31–20		780	768
1.500%, 1–31–22 (G)		2,210	2,156
1.875%, 1–31–22		12,000	11,874
1.750%, 2–28–22		1,290	1,270
1.875%, 2–28–22 (G)(H)		23,361	23,107
1.875%, 3–31–22		634	627
1.750%, 6–30–22		370	363
1.875%, 7–31–22		7,500	7,398
1.625%, 8–15–22		760	742
1.875%, 8–31–22		970	956
1.750%, 9–30–22		1,242	1,217
2.000%, 11–30–22		15,600	15,456
1.375%, 6–30–23		610	583
2.250%, 1–31–24		420	419
2.000%, 2–15–25		600	586
1.625%, 5–15–26		400	377
2.000%, 11–15–26		440	426
2.375%, 5–15–27		3,520	3,509

			88,529

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 30.3%			$88,529
(Cost: $88,967)

SHORT-TERM SECURITIES
Master Note – 0.6%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.740%, 1–5–18 (I)	1,736	1,736

TOTAL SHORT-TERM SECURITIES – 0.6%		$1,736
(Cost: $1,736)

TOTAL INVESTMENT SECURITIES – 99.3%		$289,921
(Cost: $284,055)

CASH AND OTHER ASSETS, NET OF LIABILITIES (J)(K) – 0.7%		1,946

NET ASSETS – 100.0%		$291,867

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	Principal amounts are denominated in the indicated foreign currency, where applicable (ARS - Argentine Peso, BRL - Brazilian Real, CZK - Czech Koruna, DKK - Danish Kroner, EGP - Egypt Pound, EUR - Euro, GBP - British Pound, HUF - Hungarian Forint, MXN - Mexican Peso, NOK - Norwegian Krone, SEK - Swedish Krona and ZAR - South African Rand).

(B)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017 the total value of these securities amounted to $20,462 or 7.0% of net assets.

(C)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at December 31, 2017.

(D)	Zero coupon bond.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(F)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(G)	All or a portion of securities with an aggregate value of $2,220 are held in collateralized accounts for OTC foreign forward currency contracts collateral.

(H)	All or a portion of securities with an aggregate value of $1,316 have been pledged as collateral on open futures contracts.

(I)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(J)	Cash of $20 is held in collateralized accounts for OTC swap agreements collateral.

(K)	Cash of $1,072 is held in collateralized accounts for centrally cleared swap agreements collateral.

The following centrally cleared credit default swaps - buy protection (1) were outstanding at December 31, 2017:

Index	(Pay) Fixed Rate		Maturity Date	Notional Amount (2)	Value	Upfront Payments/ (Receipts)	Unrealized Depreciation
iTraxx Europe Crossover Series 27	(5.000%	)	6-20-22	1,900	$(288)	$(253)	$(34)
iTraxx Europe Series 28	(1.000%	)	12-20-22	6,000	(195)	(162)	(34)
					$(483)	$(415)	$(68)

The following centrally cleared credit default swaps - sold protection (3) were outstanding at December 31, 2017:

Index	Receive Fixed Rate	Maturity Date	Implied Credit Spread at December 31, 2017 (4)	Notional Amount (2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation
CDX.NA.HY Series 29	5.000%	12-20-22	4.382%	14,500	$1,201	$1,137	$64
Republic of South Africa	1.000%	6-20-22	1.886	100	(2)	(4)	2
					$1,199	$1,133	$66

The following over the counter credit default swaps - buy protection (1) were outstanding at December 31, 2017:

Referenced Obligation	Counterparty	(Pay) Fixed Rate		Maturity Date	Notional Amount (2)	Value	Upfront Payments/ (Receipts)	Unrealized Depreciation
iTraxx Asia ex-Japan IG Series 28	Barclays Bank plc	(1.000%	)	12-20-22	8,800	$(135)	$(92)	$(43)
Republic of Korea	Barclays Bank plc	(1.000%	)	12-20-22	8,800	(196)	(127)	(69)
						$(331)	$(219)	$(112)

The following over the counter credit default swaps - sold protection (3) were outstanding at December 31, 2017:

Referenced Obligation	Counterparty	Receive Fixed Rate	Maturity Date	Implied Credit Spread at December 31, 2017 (4)	Notional Amount (2)	Value	Upfront Payments/ (Receipts)	Unrealized Appreciation
Lloyds Bank Plc	Barclays Bank plc	1.000%	6-20-18	0.131%	1,225	$7	$6	$1
Republic of South Africa	Citibank N.A.	1.000%	6-20-22	1.886	300	(5)	(11)	6
Republic of South Africa	Morgan Stanley & Co. International plc	1.000%	12-20-21	1.630	300	(2)	(17)	15
						$— *	$(22)	$22

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and/or deliver the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues, or an index as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following forward foreign currency contracts were outstanding at December 31, 2017:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
U.S. Dollar	5,883	Euro	4,990	1-16-18	Barclays Capital, Inc.	$109	$—
Euro	2,600	Swedish Krona	25,207	1-29-18	Barclays Capital, Inc.	—	47
Euro	2,466	Japanese Yen	326,071	2-1-18	Barclays Capital, Inc.	—	66
Philippine Peso	150,344	U.S. Dollar	2,895	2-6-18	Barclays Capital, Inc.	—	114
South Korean Won	1,260,297	U.S. Dollar	1,165	2-6-18	Barclays Capital, Inc.	—	16
South Korean Won	8,200,000	U.S. Dollar	7,364	2-6-18	Citibank N.A.	—	322
Romanian Leu	13,090	U.S. Dollar	3,379	8-28-18	Citibank N.A.	35	—
British Pound	8,750	U.S. Dollar	11,763	1-18-18	Deutsche Bank AG	—	57
Canadian Dollar	7,570	U.S. Dollar	5,905	1-18-18	Deutsche Bank AG	—	119
Danish Kroner	12,480	U.S. Dollar	1,987	1-18-18	Deutsche Bank AG	—	26
Euro	9,727	Australian Dollar	15,060	1-18-18	Deutsche Bank AG	68	—
Euro	72,300	U.S. Dollar	85,728	1-18-18	Deutsche Bank AG	—	1,104
Japanese Yen	961,000	U.S. Dollar	8,550	1-18-18	Deutsche Bank AG	15	—
Norwegian Krone	19,600	U.S. Dollar	2,373	1-18-18	Deutsche Bank AG	—	16
Colombian Peso	17,730,000	U.S. Dollar	5,891	3-20-18	Deutsche Bank AG	—	11
New Taiwan Dollar	97,123	U.S. Dollar	3,263	3-20-18	Deutsche Bank AG	—	39
Chinese Yuan Renminbi Offshore	1,337	U.S. Dollar	203	1-18-18	Goldman Sachs International	—	2
Euro	332	Romanian Leu	1,540	1-18-18	Goldman Sachs International	—	2
Hungarian Forint	1,130,150	U.S. Dollar	4,262	1-18-18	Goldman Sachs International	—	106
Mexican Peso	90,500	U.S. Dollar	4,704	1-18-18	Goldman Sachs International	115	—
South African Rand	108,312	U.S. Dollar	8,061	1-18-18	Goldman Sachs International	—	671
Swedish Krona	69,900	U.S. Dollar	8,317	1-18-18	Goldman Sachs International	—	213
U.S. Dollar	1,000	Euro	845	1-18-18	Goldman Sachs International	14	—
U.S. Dollar	9,034	Chinese Yuan Renminbi Offshore	59,824	1-18-18	Morgan Stanley International	143	—
U.S. Dollar	8,571	Chinese Yuan Renminbi	57,173	2-6-18	Morgan Stanley International	187	—
						$686	$2,931

The following futures contracts were outstanding at December 31, 2017 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. 10-Year Ultra Treasury Note	Long	12	3-20-18	1,200	$1,603	$(6)
U.S. Treasury Long Bond	Short	15	3-20-18	1,500	(2,295)	2
U.S. Treasury Ultra Long Bond	Short	8	3-20-18	800	(1,341)	(7)
Euro-Bobl 5-Year Bond	Long	3	3-27-18	300	474	(2)
Euro-Bund 10-Year Bond	Long	4	3-27-18	400	776	(6)
Euro-Buxl 30-Year Bond	Short	16	3-27-18	1,600	(3,146)	53
Euro-OAT France Government 10-Year Bond	Short	98	3-27-18	9,800	(18,247)	273
U.S. 10-Year Treasury Note	Short	358	3-27-18	35,800	(44,409)	267
U.S. 2-Year Treasury Note	Short	84	3-27-18	16,800	(17,985)	35
United Kingdom Long Gilt	Short	44	3-27-18	4,400	(7,436)	(46)
U.S. 5-Year Treasury Note	Short	79	4-4-18	7,900	(9,177)	(12)
					$(101,183)	$551

The following centrally cleared interest rate swap agreements were outstanding at December 31, 2017:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount (A)		Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Morgan Stanley & Co. International plc	Receive	3-Month LIBOR	2.398%	11/16/2045		$5,731	$107	$—	$107
Morgan Stanley & Co. International plc	Receive	6-Month Prague Interbank Offered Rate	0.958%	7/3/2022	CZK	10,275	251	—	251
							$358	$—	$358

The following over the counter interest rate swap agreements were outstanding at December 31, 2017:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount (A)		Value	Upfront Payments/ (Receipts)	Unrealized Appreciation (Depreciation)
Barclays Bank plc	Receive	6-Month Budapest Interbank Offered Rate	0.920%	4/5/2020	HUF	878	$(11)	$(3)	$(8)
Barclays Bank plc	Receive	6-Month Budapest Interbank Offered Rate	0.920%	4/5/2020		6,331	(79)	(10)	(69)
Barclays Bank plc	Receive	6-Month Budapest Interbank Offered Rate	0.920%	4/5/2020		14,683	(182)	—	(182)
							$(272)	$(13)	$(259)

The following written options were outstanding at December 31, 2017 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
USD versus ZAR	Morgan Stanley & Co., Inc.	Put	5,843,000	5,843	January 2018	$13.36	$169	$(435)

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Purchased Options	$57	$404	$—
Corporate Debt Securities	—	116,440	—
Other Government Securities	—	82,755	—
United States Government Obligations	—	88,529	—
Short-Term Securities	—	1,736	—
Total	$57	$289,864	$—
Centrally Cleared Credit Default Swaps	$64	$2	$—
Over the Counter Credit Default Swaps	$—	$7	$—
Forward Foreign Currency Contracts	$—	$686	$—
Futures Contracts	$630	$—	$—
Centrally Cleared Interest Rate Swaps	$—	$358	$—
Liabilities
Centrally Cleared Credit Default Swaps	$34	$34	$—
Over the Counter Credit Default Swaps	$135	$203	$—
Forward Foreign Currency Contracts	$—	$2,931	$—
Futures Contracts	$79	$—	$—
Over the Counter Interest Rate Swaps	$—	$272	$—
Written Options	$—	$435	$—

During the period ended December 31, 2017, securities totaling $ (4) were transferred from Level 1 to Level 2 due to the lack of observable market data due to decreased market activity or information for these securities. Transfers out of Level 1 represent the values as of the beginning of the reporting period.

The following acronym is used throughout this schedule:

EURIBOR = Euro Interbank Offered Rate

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

OTC = Over the Counter

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$284,055

Gross unrealized appreciation	7,655
Gross unrealized depreciation	(1,789)

Net unrealized appreciation	$5,866

SCHEDULE OF INVESTMENTS Ivy PineBridge High Yield Fund (in thousands)	DECEMBER 31, 2017 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
United Airlines Pass-Through Certificates, Series 2014-2B,
4.625%, 9–3–22	$229	$235

TOTAL ASSET-BACKED SECURITIES – 0.3%		$235
(Cost: $235)

CORPORATE DEBT SECURITIES
Consumer Discretionary

Auto Parts & Equipment – 0.7%
Delphi Jersey Holdings plc,
5.000%, 10–1–25 (A)	505	511

Automotive Retail – 0.3%
Asbury Automotive Group, Inc.,
6.000%, 12–15–24	246	256

Broadcasting – 1.2%
Clear Channel Outdoor Holdings, Inc.,
6.500%, 11–15–22	375	381
Sirius XM Radio, Inc.,
5.375%, 7–15–26 (A)	515	534

		915

Cable & Satellite – 8.7%
Altice Financing S.A.,
7.500%, 5–15–26 (A)	650	692
Altice S.A.,
7.625%, 2–15–25 (A)	500	479
Block Communications, Inc.,
6.875%, 2–15–25 (A)	490	513
CCO Holdings LLC and CCO Holdings Capital Corp.,
5.000%, 2–1–28 (A)	585	569
CSC Holdings LLC,
5.500%, 4–15–27 (A)	635	648
DISH DBS Corp.:
5.000%, 3–15–23	190	181
7.750%, 7–1–26	453	476
Hughes Satellite Systems Corp.,
6.625%, 8–1–26	540	566
Intelsat (Luxembourg) S.A.,
8.125%, 6–1–23	400	209
Intelsat Jackson Holdings S.A.,
5.500%, 8–1–23	470	384
Numericable - SFR S.A.,
7.375%, 5–1–26 (A)	1,025	1,056
Telesat Canada and Telesat LLC,
8.875%, 11–15–24 (A)	480	537
Ziggo Secured Finance B.V.,
5.500%, 1–15–27 (A)	350	349

		6,659

Casinos & Gaming – 3.5%
ESH Hospitality, Inc.,
5.250%, 5–1–25 (A)	535	540
Everi Payments, Inc.,
7.500%, 12–15–25 (A)	430	426
GLP Capital L.P. and GLP Financing II, Inc.,
5.375%, 4–15–26	300	322
Golden Nugget, Inc.,
8.750%, 10–1–25 (A)	445	467
International Game Technology plc,
6.500%, 2–15–25 (A)	455	509
Mohegan Tribal Gaming Authority (The),
7.875%, 10–15–24 (A)	370	379

		2,643

Consumer Electronics – 0.5%
Conn’s, Inc.,
7.250%, 7–15–22	371	372

Homebuilding – 1.9%
Lennar Corp.,
4.500%, 4–30–24	300	308
Mattamy Group Corp.,
6.500%, 10–1–25 (A)	443	468
Meritage Homes Corp.,
5.125%, 6–6–27	91	93
Weekley Homes LLC and Weekley Finance Corp.,
6.000%, 2–1–23	575	572

		1,441

Hotels, Resorts & Cruise Lines – 1.4%
Hilton Grand Vacations Borrower LLC and Hilton Grand Vacations Borrower, Inc.,
6.125%, 12–1–24 (A)	298	326
Silversea Cruise Finance Ltd.,
7.250%, 2–1–25 (A)	350	377
Wyndham Worldwide Corp.,
4.500%, 4–1–27	350	355

		1,058

Internet & Direct Marketing Retail – 0.5%
Netflix, Inc.,
5.875%, 2–15–25	385	409

Publishing – 1.0%
A. H. Belo Corp.,
7.750%, 6–1–27	327	368
McGraw-Hill Global Education Holdings LLC and McGraw-Hill Global Education Finance, Inc.,
7.875%, 5–15–24 (A)	400	395

		763

Restaurants – 0.6%
Brinker International, Inc. (GTD by Brinker Restaurant Corp., Brinker Texas, Inc. and Brinker Florida, Inc.),
5.000%, 10–1–24 (A)	475	480

Specialty Stores – 0.9%
Arch Merger Sub, Inc.,
8.500%, 9–15–25 (A)	735	680

Tires & Rubber – 0.4%
Titan International, Inc.,
6.500%, 11–30–23 (A)	330	336

Total Consumer Discretionary – 21.6%		16,523
Consumer Staples

Food Retail – 0.5%
Albertsons Cos. LLC, Safeway, Inc., New Albertson’s, Inc. and Albertson’s LLC,
5.750%, 3–15–25	460	415

Household Products – 0.6%
First Quality Finance Co., Inc.,
5.000%, 7–1–25 (A)	429	438

Packaged Foods & Meats – 1.0%
Land O’Lakes Capital Trust I,
7.450%, 3–15–28 (A)	280	326
Pilgrim’s Pride Corp.,
5.875%, 9–30–27 (A)	405	417

		743

Total Consumer Staples – 2.1%		1,596
Energy

Coal & Consumable Fuels – 0.5%
CONSOL Energy, Inc.,
6.875%, 6–15–25 (A)	380	403

Oil & Gas Drilling – 1.5%
KCA Deutag UK Finance plc,
9.875%, 4–1–22 (A)	475	503
Trinidad Drilling Ltd.,
6.625%, 2–15–25 (A)	667	634

		1,137

Oil & Gas Equipment & Services – 0.7%
Forum Energy Technologies, Inc.,
6.250%, 10–1–21	340	341
Weatherford International Ltd. (GTD by Weatherford International plc and Weatherford International LLC),
9.875%, 2–15–24	200	212

		553

Oil & Gas Exploration & Production – 5.0%
Carrizo Oil & Gas, Inc.,
6.250%, 4–15–23	350	363
Denbury Resources, Inc.:
9.000%, 5–15–21 (A)	189	193
9.250%, 3–31–22 (A)	275	278
Endeavor Energy Resources L.P.,
5.500%, 1–30–26 (A)	300	305
Hilcorp Energy I L.P. and Hilcorp Finance Co.,
5.000%, 12–1–24 (A)	500	495
Lonestar Resources America, Inc.,
11.250%, 1–1–23 (A)	275	281
Murphy Oil USA, Inc. (GTD by Murphy USA),
5.625%, 5–1–27	82	86
Newfield Exploration Co.,
5.375%, 1–1–26	400	423
RSP Permian, Inc.,
5.250%, 1–15–25	400	410
Sanchez Energy Corp.,
6.125%, 1–15–23	455	386
Southwestern Energy Co.,
7.500%, 4–1–26	300	319
WPX Energy, Inc.,
7.500%, 8–1–20	262	284

		3,823

Oil & Gas Refining & Marketing – 1.3%
PBF Holding Co. LLC and PBF Finance Corp.,
7.250%, 6–15–25	669	703
QEP Resources, Inc.,
5.625%, 3–1–26	325	330

		1,033

Oil & Gas Storage & Transportation – 6.9%
Antero Midstream Partners L.P. and Antero Midstream Finance Corp.,
5.375%, 9–15–24	300	309
Cheniere Corpus Christi Holdings LLC:
7.000%, 6–30–24	525	597
5.125%, 6–30–27	200	207
Cheniere Energy Partners L.P.,
5.250%, 10–1–25 (A)	430	438
DCP Midstream LLC,
6.450%, 11–3–36 (A)	395	424
Energy Transfer Equity L.P.,
4.250%, 3–15–23	470	467
Genesis Energy L.P. and Genesis Energy Finance Corp.,
6.000%, 5–15–23	550	557
Holly Energy Partners L.P. and Holly Energy Finance Corp.,
6.000%, 8–1–24 (A)	550	573
Rose Rock Midstream L.P. and Rose Rock Finance Corp.,
5.625%, 7–15–22	300	296
SemGroup Corp.,
7.250%, 3–15–26 (A)	435	445
Summit Midstream Holdings LLC and Summit Midstream Finance Corp.,
5.500%, 8–15–22	400	400
Tallgrass Energy Partners L.P. and Tallgrass Energy Finance Corp.,
5.500%, 9–15–24 (A)	550	564

		5,277

Total Energy – 15.9%		12,226
Financials

Consumer Finance – 4.4%
Ally Financial, Inc.,
5.750%, 11–20–25	450	490
Credit Acceptance Corp.,
7.375%, 3–15–23	640	670
Enova International, Inc.:
9.750%, 6–1–21	46	49
8.500%, 9–1–24 (A)	500	512
FirstCash, Inc.,
5.375%, 6–1–24 (A)	295	308
Goeasy Ltd.,
7.875%, 11–1–22 (A)	325	339
Quicken Loans, Inc.,
5.750%, 5–1–25 (A)	500	518
Springleaf Finance Corp.,
6.125%, 5–15–22	450	467

		3,353

Financial Exchanges & Data – 0.9%
Donnelley Financial Solutions, Inc.,
8.250%, 10–15–24	609	652

Investment Banking & Brokerage – 0.6%
LPL Holdings, Inc.,
5.750%, 9–15–25 (A)	475	483

Mortgage REITs – 1.5%
iStar, Inc.:
6.000%, 4–1–22	150	155
5.250%, 9–15–22	419	422
Starwood Property Trust, Inc.,
4.750%, 3–15–25 (A)	600	596

		1,173

Registered Investment Companies – 0.9%
Drawbridge Special Opportunities Fund,
5.000%, 8–1–21 (A)	700	722

Specialized Finance – 3.7%
C&S Group Enterprises LLC,
5.375%, 7–15–22 (A)	350	330
CTR Partnership L.P. and CareTrust Capital Corp. (GTD by CareTrust REIT),
5.250%, 6–1–25	475	485
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.,
6.020%, 6–15–26 (A)	725	799
Navient Corp.,
5.625%, 8–1–33	575	502
Oxford Finance LLC and Oxford Finance Co-Issuer, Inc.,
6.375%, 12–15–22	350	361
UPCB Finance IV Ltd.,
5.375%, 1–15–25 (A)	350	352

		2,829

Total Financials – 12.0%		9,212
Health Care

Health Care Equipment – 0.3%
Teleflex, Inc.,
4.625%, 11–15–27	240	242

Health Care Facilities – 2.7%
Columbia/HCA Healthcare Corp.,
7.500%, 11–15–95	172	176
Community Health Systems, Inc.,
6.250%, 3–31–23	400	360
DaVita HealthCare Partners, Inc.,
5.000%, 5–1–25	425	425
HCA, Inc. (GTD by HCA Holdings, Inc.),
5.250%, 6–15–26	300	318
Tenet Healthcare Corp.,
4.625%, 7–15–24 (A)	549	535
THC Escrow Corp. II,
6.750%, 6–15–23	275	267

		2,081

Pharmaceuticals – 1.9%
Endo Finance LLC and Endo Finco, Inc. (GTD by Endo Ltd.),
5.375%, 1–15–23 (A)(B)	375	293
Valeant Pharmaceuticals International, Inc.,
7.000%, 3–15–24 (A)	325	348
VRX Escrow Corp.,
5.875%, 5–15–23 (A)	835	773

		1,414

Total Health Care – 4.9%		3,737
Industrials

Aerospace & Defense – 0.6%
Triumph Group, Inc.,
4.875%, 4–1–21	500	491

Building Products – 0.4%
Standard Industries, Inc.,
5.000%, 2–15–27 (A)	300	307

Commercial Printing – 1.0%
Cimpress N.V.,
7.000%, 4–1–22 (A)	725	747

Construction & Engineering – 0.8%
Tutor Perini Corp.,
6.875%, 5–1–25 (A)	550	591

Construction Machinery & Heavy Trucks – 1.0%
J.B. Poindexter & Co., Inc.,
9.000%, 4–1–22 (A)	368	382
Navistar International Corp. (GTD by Navistar, Inc.),
6.625%, 11–1–25 (A)	355	370

		752

Diversified Support Services – 1.4%
Ahern Rentals, Inc.,
7.375%, 5–15–23 (A)	385	362
Herc Spinoff Issuer Corp. and Escrow Issuer LLC,
7.750%, 6–1–24 (A)	351	385
United Rentals (North America), Inc. (GTD by United Rentals, Inc.):
4.625%, 10–15–25	277	279
4.875%, 1–15–28	94	95

		1,121

Electrical Components & Equipment – 0.3%
Sensata Technologies B.V.,
4.875%, 10–15–23 (A)	239	250

Industrial Machinery – 0.7%
Cleaver-Brooks, Inc.,
7.875%, 3–1–23 (A)	249	255
Moog, Inc.,
5.250%, 12–1–22 (A)	300	311

		566

Marine Ports & Services – 0.8%
Great Lakes Dredge & Dock Corp.,
8.000%, 5–15–22	575	601

Trading Companies & Distributors – 1.1%
Central Garden & Pet Co.,
5.125%, 2–1–28	350	350
H&E Equipment Services, Inc.,
5.625%, 9–1–25 (A)	455	475

		825

Total Industrials – 8.1%		6,251
Information Technology

Application Software – 0.4%
Sabre GLBL, Inc.,
5.375%, 4–15–23 (A)	300	309

Communications Equipment – 0.4%
Plantronics, Inc.,
5.500%, 5–31–23 (A)	291	302

Data Processing & Outsourced Services – 2.1%
Alliance Data Systems Corp.,
5.875%, 11–1–21 (A)	575	590
Harland Clarke Holdings Corp.:
9.250%, 3–1–21 (A)	500	507
8.375%, 8–15–22 (A)	490	509

		1,606

Electronic Components – 1.3%
EnerSys,
5.000%, 4–30–23 (A)	550	575
TTM Technologies, Inc.,
5.625%, 10–1–25 (A)	405	415

		990

Technology Distributors – 0.5%
Ingram Micro, Inc.,
5.450%, 12–15–24 (B)	410	407

Technology Hardware, Storage & Peripherals – 0.7%
Seagate HDD Cayman (GTD by Seagate Technology plc),
4.750%, 1–1–25	550	540

Total Information Technology – 5.4%		4,154

Materials

Aluminum – 0.6%
Novelis Corp. (GTD by Novelis, Inc.),
5.875%, 9–30–26 (A)	450	459

Commodity Chemicals – 1.5%
Entegris, Inc.,
4.625%, 2–10–26 (A)	230	233
NOVA Chemicals Corp.,
5.000%, 5–1–25 (A)	475	474
Trinseo Materials Operating SCA and Trinseo Materials Finance, Inc.,
5.375%, 9–1–25 (A)	395	409

		1,116

Diversified Metals & Mining – 2.5%
Eco Oro Minerals Corp.,
5.750%, 12–1–25 (A)	680	700
First Quantum Minerals Ltd.,
7.250%, 4–1–23 (A)	550	593
FMG Resources August 2006 Partners Ltd.,
4.750%, 5–15–22 (A)	575	582
Freeport-McMoRan, Inc.,
5.400%, 11–14–34	61	62

		1,937

Forest Products – 0.5%
Boise Cascade Co.,
5.625%, 9–1–24 (A)	375	396

Metal & Glass Containers – 1.9%
Crown Cork & Seal Co., Inc.,
7.375%, 12–15–26	525	612
HudBay Minerals, Inc.,
7.250%, 1–15–23 (A)	325	345
Owens-Brockway Glass Container, Inc.,
5.375%, 1–15–25 (A)	463	488

		1,445

Paper Packaging – 0.9%
Cascades, Inc.:
5.500%, 7–15–22 (A)	25	26
5.750%, 7–15–23 (A)	230	237
Multi-Color Corp.,
4.875%, 11–1–25 (A)	450	452

		715

Precious Metals & Minerals – 0.5%
Coeur Mining, Inc.,
5.875%, 6–1–24	385	380

Steel – 3.0%
AK Steel Corp.,
6.375%, 10–15–25	350	346
ArcelorMittal,
6.125%, 6–1–25	400	461
Grinding Media, Inc. and MC Grinding Media Canada, Inc.,
7.375%, 12–15–23 (A)	475	510
SunCoke Energy Partners L.P. and SunCoke Energy Partners Finance Corp.,
7.500%, 6–15–25 (A)	585	611
U.S. Steel Corp.,
6.875%, 8–15–25	325	339

		2,267

Total Materials – 11.4%		8,715
Real Estate

Health Care REITs – 0.9%
MPT Operating Partnership L.P. and MPT Finance Corp. (GTD by Medical Properties Trust, Inc.),
5.000%, 10–15–27	655	667

Industrial REITs – 0.9%
Kennedy-Wilson, Inc. (GTD by Kennedy-Wilson Holdings, Inc.),
5.875%, 4–1–24	650	671

Real Estate Services – 0.6%
Realogy Group LLC and Realogy Co-Issuer Corp.,
4.875%, 6–1–23 (A)	490	484

Specialized REITs – 1.0%
GEO Group, Inc. (The):
5.125%, 4–1–23	212	212
6.000%, 4–15–26	151	155
Iron Mountain, Inc.,
4.875%, 9–15–27 (A)	405	405

		772

Total Real Estate – 3.4%		2,594
Telecommunication Services

Alternative Carriers – 0.8%
Cogent Communications Holdings, Inc.,
5.375%, 3–1–22 (A)	360	378
Zayo Group LLC and Zayo Capital, Inc.,
6.375%, 5–15–25	200	212

		590

Integrated Telecommunication Services – 3.5%
CenturyLink, Inc.,
5.800%, 3–15–22	315	309
Embarq Corp.,
7.995%, 6–1–36	375	365
Sprint Capital Corp. (GTD by Sprint Corp.),
6.875%, 11–15–28	380	382
Sprint Corp.:
7.250%, 9–15–21	241	255
7.875%, 9–15–23	1,265	1,347

		2,658

Wireless Telecommunication Service – 0.8%
C&W Senior Financing Designated Activity Co.,
6.875%, 9–15–27 (A)	544	570
United States Cellular Corp.,
6.700%, 12–15–33	60	62

		632

Total Telecommunication Services – 5.1%		3,880
Utilities

Electric Utilities – 1.0%
Calpine Corp.,
5.250%, 6–1–26 (A)	400	392
NextEra Energy Operating Partners L.P. (GTD by NextEra Energy Partners L.P. and NextEra Energy U.S. Partners Holdings LLC):
4.250%, 9–15–24 (A)	231	235
4.500%, 9–15–27 (A)	126	125

		752

Independent Power Producers & Energy Traders – 0.6%
Pattern Energy Group, Inc. (GTD by Pattern U.S. Finance Co. LLC),
5.875%, 2–1–24 (A)	450	473

Multi-Utilities – 1.1%
MGE Energy Corp.:
6.375%, 1–30–23 (A)	626	532
6.500%, 1–15–25 (A)	286	283

		815

Total Utilities – 2.7%		2,040

TOTAL CORPORATE DEBT SECURITIES – 92.6%		$70,928
(Cost: $70,906)

SHORT-TERM SECURITIES
Master Note – 3.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.740%, 1–5–18 (C)	2,348	2,348

Treasury Bills – 2.7%
U.S. Treasury Cash Management Bills,
1.030%, 1–2–18	2,100	2,100

TOTAL SHORT-TERM SECURITIES – 5.8%		$4,448
(Cost: $4,448)

TOTAL INVESTMENT SECURITIES – 98.7%		$75,611
(Cost: $75,589)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 1.3%		980

NET ASSETS – 100.0%		$76,591

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017 the total value of these securities amounted to $42,930 or 56.1% of net assets.

(B)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at December 31, 2017.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2017:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$235	$—
Corporate Debt Securities	—	70,928	—
Short-Term Securities	—	4,448	—
Total	$—	$75,611	$—

During the period ended December 31, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$75,589

Gross unrealized appreciation	821
Gross unrealized depreciation	(799)

Net unrealized appreciation	$22

SCHEDULE OF INVESTMENTS Ivy Bond Fund (in thousands)	DECEMBER 31, 2017 (UNAUDITED)

PREFERRED STOCKS	Shares	Value
Financials

Investment Banking & Brokerage – 0.0%
Morgan Stanley, 5.850%	20	$542

Total Financials – 0.0%		542

TOTAL PREFERRED STOCKS – 0.0%		$542
(Cost: $500)

ASSET-BACKED SECURITIES	Principal
AerCap Ireland Capital Ltd. and AerCap Global Aviation Trust,
3.500%, 5–26–22	$1,750	1,776
Air Canada Enhanced Equipment Trust, Series 2015-2, Class AA,
3.750%, 12–15–27 (A)	3,711	3,833
American Airlines Class A Pass Through Certificates, Series 2016-2,
3.650%, 6–15–28	1,896	1,923
American Airlines Class AA Pass Through Certificates, Series 2016-2,
3.200%, 6–15–28	2,844	2,836
American Airlines Class AA Pass Through Certificates, Series 2017-2,
3.350%, 10–15–29	1,000	1,008
American Airlines, Inc., Class AA Pass Through Certificates, Series 2016-1,
3.575%, 1–15–28	3,806	3,875
American Airlines, Inc., Class AA Pass Through Certificates, Series 2017-1,
3.650%, 2–15–29	500	511
Norwegian Air Shuttle 2016-1, Class A,
4.875%, 5–10–28 (A)	3,810	3,848
SBA Tower Trust, Series 2016-1 (GTD by SBA Guarantor LLC and SBA Holdings LLC),
2.877%, 7–9–21 (A)	3,500	3,474
United Airlines Pass-Through Certificates, Series 2016-AA,
3.100%, 7–7–28	4,000	3,990

TOTAL ASSET-BACKED SECURITIES – 2.5%		$27,074
(Cost: $26,819)

CORPORATE DEBT SECURITIES
Consumer Discretionary

Advertising – 0.1%
Omnicom Group, Inc.,
3.600%, 4–15–26	1,000	1,011

Automobile Manufacturers – 1.2%
BMW U.S. Capital LLC:
2.700%, 4–6–22 (A)	1,500	1,505
2.800%, 4–11–26 (A)	8,000	7,819
Ford Motor Co.,
4.346%, 12–8–26	2,000	2,085
General Motors Co.:
4.200%, 10–1–27	1,250	1,293
6.600%, 4–1–36	651	793

		13,495

Broadcasting – 0.1%
Discovery Communications LLC,
3.950%, 3–20–28	1,000	994

Cable & Satellite – 1.9%
Charter Communications Operating LLC and Charter Communications Operating Capital Corp.,
5.375%, 5–1–47	500	512
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
1.625%, 1–15–22	5,000	4,835
2.350%, 1–15–27	5,000	4,720
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc.,
3.950%, 1–15–25	3,365	3,445
Time Warner, Inc. (GTD by Historic TW, Inc.):
2.950%, 7–15–26	7,000	6,619
3.800%, 2–15–27	500	499

		20,630

Education Services – 0.7%
President and Fellows of Harvard College,
3.150%, 7–15–46	3,000	2,924
Trustees of Princeton University (The),
4.950%, 3–1–19	3,000	3,097
University of Southern California,
3.028%, 10–1–39	2,000	1,908

		7,929

Footwear – 0.7%
NIKE, Inc.:
2.375%, 11–1–26	4,000	3,810

3.875%, 11–1–45	4,000	4,185

		7,995

Home Improvement Retail – 0.3%
Home Depot, Inc. (The),
4.400%, 4–1–21	3,135	3,329

Hotels, Resorts & Cruise Lines – 1.0%
Marriott International, Inc., Series R,
3.125%, 6–15–26	6,000	5,901
Wyndham Worldwide Corp.:
4.150%, 4–1–24	3,000	3,013
4.500%, 4–1–27	2,000	2,032

		10,946

Internet & Direct Marketing Retail – 0.2%
Amazon.com, Inc.,
4.800%, 12–5–34	2,470	2,897

Movies & Entertainment – 0.3%
Walt Disney Co. (The):
4.125%, 12–1–41	2,000	2,151
4.125%, 6–1–44	1,000	1,079

		3,230

Publishing – 0.3%
Thomson Reuters Corp.,
3.350%, 5–15–26	3,000	2,985

Restaurants – 0.6%
Darden Restaurants, Inc.,
3.850%, 5–1–27	4,000	4,075
McDonalds Corp.,
5.350%, 3–1–18	2,360	2,374

		6,449

Total Consumer Discretionary – 7.4%		81,890
Consumer Staples

Brewers – 1.9%
Anheuser-Busch Inbev Finance, Inc. (GTD by AB INBEV/BBR/COB):
4.700%, 2–1–36	6,000	6,729
4.900%, 2–1–46	3,500	4,053
Heineken N.V.,
3.500%, 1–29–28 (A)	3,000	3,060
Molson Coors Brewing Co.:
2.250%, 3–15–20	2,500	2,487
3.000%, 7–15–26	2,000	1,957
4.200%, 7–15–46	2,500	2,545

		20,831

Distillers & Vintners – 0.8%
Constellation Brands, Inc.:
2.650%, 11–7–22	1,000	989
3.700%, 12–6–26	4,562	4,690
3.500%, 5–9–27	2,000	2,040
4.500%, 5–9–47	750	822

		8,541

Food Distributors – 0.6%
Sysco Corp.:
3.300%, 7–15–26	4,000	4,024
3.250%, 7–15–27	2,500	2,491

		6,515

Food Retail – 0.4%
Kroger Co. (The),
1.500%, 9–30–19	4,000	3,943

Household Products – 0.4%
Clorox Co. (The),
3.100%, 10–1–27	1,000	993
Colgate-Palmolive Co.,
3.700%, 8–1–47	1,000	1,022
Procter & Gamble Co. (The),
2.700%, 2–2–26	3,000	2,964

		4,979

Packaged Foods & Meats – 1.4%
J.M. Smucker Co. (The),
3.375%, 12–15–27	2,500	2,502

Kraft Heinz Foods Co.,
4.375%, 6–1–46	2,000	1,979
Mead Johnson Nutrition Co.,
4.125%, 11–15–25	4,000	4,241
Smithfield Foods, Inc.:
2.650%, 10–3–21 (A)	3,000	2,960
3.350%, 2–1–22 (A)	2,000	2,004
4.250%, 2–1–27 (A)	1,000	1,026
Tyson Foods, Inc. (GTD by Tyson Fresh Meats, Inc.),
2.650%, 8–15–19	765	769

		15,481

Personal Products – 0.4%
Kimberly-Clark Corp.:
2.750%, 2–15–26	4,000	3,948
3.200%, 7–30–46	1,000	936

		4,884

Soft Drinks – 1.7%
Coca-Cola Co. (The):
1.550%, 9–1–21	3,500	3,415
2.875%, 10–27–25	5,000	4,999
2.250%, 9–1–26	2,000	1,899
PepsiCo, Inc.:
1.700%, 10–6–21	4,000	3,901
2.850%, 2–24–26	4,000	3,967

		18,181

Total Consumer Staples – 7.6%		83,355
Energy

Oil & Gas Equipment & Services – 1.6%
Baker Hughes, a GE Co. LLC,
3.337%, 12–15–27 (A)	2,000	1,996
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.),
6.500%, 1–31–19	5,000	5,224
Halliburton Co.,
6.750%, 2–1–27	4,950	5,840
Schlumberger Holding Corp.,
3.625%, 12–21–22 (A)	5,000	5,147

		18,207

Oil & Gas Exploration & Production – 2.7%
BP Capital Markets plc (GTD by BP plc):
1.674%, 2–13–18	4,250	4,249
3.216%, 11–28–23	5,000	5,107
Canadian Natural Resources Ltd.:
2.950%, 1–15–23	5,000	4,977
3.850%, 6–1–27	2,250	2,296
Concho Resources, Inc.,
4.375%, 1–15–25	6,000	6,240
ConocoPhillips Co. (GTD by ConocoPhillips),
4.150%, 11–15–34	4,650	4,937
EQT Corp.,
3.000%, 10–1–22	1,500	1,484

		29,290

Oil & Gas Refining & Marketing – 0.4%
Andeavor Logistics L.P. and Tesoro Logistics Finance Corp.:
3.500%, 12–1–22	2,000	1,996
4.250%, 12–1–27	2,000	2,017

		4,013

Oil & Gas Storage & Transportation – 3.2%
Buckeye Partners L.P.,
3.950%, 12–1–26	1,500	1,474
Colorado Interstate Gas Co.,
4.150%, 8–15–26 (A)	6,000	5,989
Enbridge, Inc.,
2.900%, 7–15–22	500	497
Energy Transfer Partners L.P.,
4.900%, 3–15–35	750	741
Plains All American Pipeline L.P. and PAA Finance Corp.:
3.600%, 11–1–24	4,469	4,351
4.500%, 12–15–26	2,250	2,280
Sabine Pass Liquefaction LLC,
4.200%, 3–15–28	1,500	1,517
Spectra Energy Partners L.P.,
3.375%, 10–15–26	5,000	4,940
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.),
4.400%, 4–1–21	2,551	2,653
Tennessee Gas Pipeline Co.,
7.000%, 3–15–27	6,000	7,138
Williams Partners L.P.,
3.750%, 6–15–27	4,000	4,007

		35,587

Total Energy – 7.9%		87,097
Financials

Asset Management & Custody Banks – 2.0%
Ares Capital Corp.,
3.875%, 1–15–20	8,635	8,787
Legg Mason, Inc.,
4.750%, 3–15–26	6,500	6,963
State Street Corp.,
2.650%, 5–19–26	6,000	5,835

		21,585

Consumer Finance – 3.9%
American Express Credit Corp.,
1.875%, 11–5–18	4,000	3,998
Capital One Financial Corp.:
4.200%, 10–29–25	5,500	5,657
3.750%, 7–28–26	1,750	1,742

Discover Bank,
3.450%, 7–27–26	500	494
Discover Financial Services,
3.950%, 11–6–24	8,200	8,374
Ford Motor Credit Co. LLC:
2.425%, 6–12–20	5,000	4,970
3.200%, 1–15–21	5,000	5,069
2.979%, 8–3–22	2,000	1,993
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.100%, 1–15–19	2,000	2,011
4.200%, 3–1–21	3,500	3,640
3.200%, 7–6–21	4,500	4,543

		42,491

Diversified Banks – 10.1%
ABN AMRO Bank N.V.,
2.100%, 1–18–19 (A)	2,000	1,997
Australia and New Zealand Banking Group Ltd.:
2.125%, 8–19–20	4,000	3,968
4.400%, 5–19–26 (A)	3,000	3,120
Banco Santander S.A.,
3.500%, 4–11–22	2,500	2,549
Bank of America Corp.:
2.625%, 4–19–21	2,000	2,010
2.503%, 10–21–22	2,000	1,978
4.200%, 8–26–24	6,000	6,317
3.875%, 8–1–25	1,500	1,582
6.300%, 12–29–49	2,000	2,260
Bank of New York Mellon Corp. (The):
2.500%, 4–15–21	2,000	2,005
2.200%, 8–16–23	4,000	3,876
Barclays plc:
3.684%, 1–10–23	2,000	2,029
4.836%, 5–9–28	1,000	1,041
BB&T Corp.:
2.050%, 5–10–21	5,500	5,421
2.750%, 4–1–22	3,000	3,021
Commonwealth Bank of Australia,
2.000%, 9–6–21 (A)	3,500	3,428
Danske Bank A.S.,
2.700%, 3–2–22 (A)	5,000	5,005
Fifth Third Bank N.A.,
2.250%, 6–14–21	2,500	2,476
Huntington Bancshares, Inc.,
2.300%, 1–14–22	1,500	1,476
Lloyds Banking Group plc,
3.000%, 1–11–22	1,000	1,005
Mitsubishi UFJ Financial Group, Inc.,
2.190%, 9–13–21	6,500	6,382
Mizuho Financial Group, Inc.,
2.273%, 9–13–21	4,000	3,927
Royal Bank of Canada:
1.625%, 4–15–19	1,000	993
2.350%, 10–30–20	4,000	3,999
2.500%, 1–19–21	4,000	4,012
4.650%, 1–27–26	1,000	1,077
Santander Holdings USA, Inc.,
3.400%, 1–18–23 (A)	3,000	2,988
Sumitomo Mitsui Financial Group, Inc.,
2.058%, 7–14–21	6,000	5,879
Swedbank AB,
2.800%, 3–14–22 (A)	7,000	7,028
U.S. Bancorp,
3.150%, 4–27–27	3,500	3,505
Wells Fargo & Co.:
2.100%, 7–26–21	1,000	983
3.069%, 1–24–23	500	504
3.000%, 10–23–26	2,000	1,960
3.584%, 5–22–28	2,750	2,802
4.750%, 12–7–46	1,500	1,675
Westpac Banking Corp.:
2.150%, 3–6–20	2,500	2,489
2.000%, 8–19–21	4,000	3,925

		110,692

Investment Banking & Brokerage – 3.5%
Credit Suisse Group Funding (Guernsey) Ltd.,
3.125%, 12–10–20	2,500	2,532
Daiwa Securities Group, Inc.,
3.129%, 4–19–22 (A)	4,000	4,024
Goldman Sachs Group, Inc. (The):
2.350%, 11–15–21	3,000	2,954
2.905%, 7–24–23	1,000	993
3.272%, 9–29–25	1,500	1,494
4.250%, 10–21–25	6,000	6,269
3.750%, 2–25–26	1,000	1,026
3.500%, 11–16–26	1,000	1,005
Goldman Sachs Group, Inc. (The) (3-Month U.S. LIBOR plus 175 bps),
3.128%, 10–28–27 (B)	3,000	3,172
Morgan Stanley:
4.875%, 11–1–22	2,000	2,153
3.875%, 1–27–26	7,000	7,295
3.591%, 7–22–28	2,000	2,018
Morgan Stanley (3-Month U.S. LIBOR plus 140 bps),
2.765%, 10–24–23 (B)	3,500	3,600

		38,535

Life & Health Insurance – 2.9%
Aflac, Inc.,
3.625%, 11–15–24	4,975	5,203
Brighthouse Financial, Inc.,
3.700%, 6–22–27 (A)	3,000	2,949
New York Life Global Funding:
2.000%, 4–13–21 (A)	2,500	2,467
2.300%, 6–10–22 (A)	3,000	2,958
2.900%, 1–17–24 (A)	1,500	1,506

2.350%, 7–14–26 (A)	3,000	2,862
Northwestern Mutual Life Insurance Co. (The),
3.850%, 9–30–47 (A)	1,000	1,013
Principal Life Global Funding II:
2.625%, 11–19–20 (A)	3,500	3,514
3.000%, 4–18–26 (A)	4,000	3,961
Protective Life Global Funding,
2.262%, 4–8–20 (A)	2,500	2,489
Sumitomo Life Insurance Co.,
4.000%, 9–14–77 (A)	3,000	2,942

		31,864

Other Diversified Financial Services – 5.2%
Citigroup, Inc.:
2.700%, 3–30–21	4,000	4,012
2.700%, 10–27–22	1,000	989
4.450%, 9–29–27	8,500	8,996
4.125%, 7–25–28	2,000	2,061
Citigroup, Inc. (3-Month U.S. LIBOR plus 148 bps),
2.911%, 9–1–23 (B)	5,000	5,146
JPMorgan Chase & Co.:
2.295%, 8–15–21	5,000	4,955
2.700%, 5–18–23	6,000	5,960
3.220%, 3–1–25	5,000	5,038
3.625%, 12–1–27	3,500	3,536
4.950%, 6–1–45	1,000	1,161
TIAA Asset Management Finance Co. LLC,
4.125%, 11–1–24 (A)	5,000	5,276
USAA Capital Corp.,
2.450%, 8–1–20 (A)	10,030	10,026

		57,156

Property & Casualty Insurance – 1.6%
Berkshire Hathaway Finance Corp. (GTD by Berkshire Hathaway, Inc.) (3-Month ICE LIBOR plus 32 bps),
1.670%, 1–10–20 (B)	1,500	1,507
Berkshire Hathaway, Inc.:
2.750%, 3–15–23	3,000	3,019
3.125%, 3–15–26	10,500	10,616
Old Republic International Corp.,
3.875%, 8–26–26	3,000	3,019

		18,161

Regional Banks – 1.3%
First Republic Bank,
2.500%, 6–6–22	5,000	4,933
PNC Bank N.A.:
1.700%, 12–7–18	2,500	2,493
2.450%, 11–5–20	736	737
2.150%, 4–29–21	4,000	3,964
Sumitomo Mitsui Trust Bank Ltd.,
2.050%, 3–6–19 (A)	2,000	1,995

		14,122

Specialized Finance – 1.3%
AerCap Ireland Capital Designated Activity Co. and AerCap Global Aviation Trust,
3.650%, 7–21–27	1,000	989
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.:
4.420%, 6–15–21 (A)	2,000	2,084
5.450%, 6–15–23 (A)	6,000	6,483
6.020%, 6–15–26 (A)	1,500	1,654
8.100%, 7–15–36 (A)	2,500	3,155

		14,365

Total Financials – 31.8%		348,971
Health Care

Biotechnology – 0.8%
Amgen, Inc.:
6.150%, 6–1–18	411	418
5.700%, 2–1–19	2,000	2,076
2.200%, 5–11–20	3,500	3,480
2.250%, 8–19–23	3,000	2,909

		8,883

Health Care Distributors – 0.4%
AmerisourceBergen Corp.,
3.450%, 12–15–27	4,000	3,966

Health Care Services – 0.9%
Cardinal Health, Inc.:
3.079%, 6–15–24	2,500	2,461
4.368%, 6–15–47	1,500	1,489
Quest Diagnostics, Inc.,
3.450%, 6–1–26	5,500	5,517

		9,467

Health Care Supplies – 2.3%
Abbott Laboratories:
2.900%, 11–30–21	3,000	3,035
3.400%, 11–30–23	2,000	2,034
Humana, Inc.,
2.900%, 12–15–22	2,000	1,996
Medtronic Global Holdings SCA,
3.350%, 4–1–27	3,000	3,077
Medtronic, Inc. (GTD by Medtronic Global Holdings SCA and Medtronic plc),
4.375%, 3–15–35	8,288	9,337
Shire Acquisitions Investments Ireland Designated Activity Co.,
2.400%, 9–23–21	6,000	5,905

		25,384

Pharmaceuticals – 1.0%
AbbVie, Inc.,
4.500%, 5–14–35	5,600	6,147
AstraZeneca plc,
3.375%, 11–16–25	3,000	3,049
Perrigo Finance Unlimited Co. (GTD by Perrigo Co. plc),
3.500%, 3–15–21	2,000	2,029

		11,225

Total Health Care – 5.4%		58,925

Industrials

Aerospace & Defense – 2.8%
BAE Systems Holdings, Inc.:
3.800%, 10–7–24 (A)	5,000	5,200
3.850%, 12–15–25 (A)	4,800	4,977
4.750%, 10–7–44 (A)	2,000	2,231
Boeing Co. (The),
1.650%, 10–30–20	2,500	2,466
General Dynamics Corp.,
1.875%, 8–15–23	5,000	4,794
Huntington Ingalls Industries, Inc.,
3.483%, 12–1–27 (A)	2,750	2,743
Northrop Grumman Corp.,
3.200%, 2–1–27	5,000	5,017
Rockwell Collins, Inc.,
2.800%, 3–15–22	3,500	3,505

		30,933

Air Freight & Logistics – 0.9%
FedEx Corp.:
3.250%, 4–1–26	4,000	4,030
4.750%, 11–15–45	3,000	3,356
4.400%, 1–15–47	3,000	3,198

		10,584

Airlines – 1.2%
Aviation Capital Group Corp.,
2.875%, 1–20–22 (A)	2,000	1,998
Aviation Capital Group LLC,
3.500%, 11–1–27 (A)	3,000	2,939
Delta Air Lines, Inc.,
2.600%, 12–4–20	2,000	1,994
Sydney Airport Finance,
3.625%, 4–28–26 (A)	6,000	6,059

		12,990

Building Products – 0.5%
WESCO Distribution, Inc. (GTD by WESCO International, Inc.),
5.375%, 12–15–21	5,852	5,998

Electrical Components & Equipment – 0.2%
Arrow Electronics, Inc.,
3.250%, 9–8–24	2,000	1,959

Environmental & Facilities Services – 1.0%
Republic Services, Inc.:
3.800%, 5–15–18	4,000	4,027
2.900%, 7–1–26	3,000	2,937
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.),
2.400%, 5–15–23	4,000	3,922

		10,886

Industrial Conglomerates – 1.5%
General Electric Capital Corp.:
6.000%, 8–7–19	1,432	1,517
2.342%, 11–15–20	7,787	7,751
General Electric Co.,
2.700%, 10–9–22	2,000	1,996
Honeywell International, Inc.,
1.850%, 11–1–21	5,000	4,909

		16,173

Industrial Machinery – 0.2%
Parker Hannifin Corp.,
3.250%, 3–1–27	2,000	2,017

Railroads – 0.2%
Burlington Northern Santa Fe LLC,
3.400%, 9–1–24	2,275	2,356

Total Industrials – 8.5%		93,896
Information Technology

Communications Equipment – 0.4%
L-3 Communications Corp.,
3.850%, 12–15–26	4,000	4,112

Data Processing & Outsourced Services – 0.7%
Visa, Inc.:
2.800%, 12–14–22	4,000	4,058
3.150%, 12–14–25	3,000	3,066

		7,124

Electronic Components – 0.5%
Amphenol Corp.,
3.200%, 4–1–24	2,500	2,517
Maxim Integrated Products, Inc.,
3.450%, 6–15–27	2,500	2,511

		5,028

Electronic Manufacturing Services – 0.2%
Jabil Circuit, Inc.,
5.625%, 12–15–20	2,480	2,647

Home Entertainment Software – 0.7%
Activision Blizzard, Inc.:
2.300%, 9–15–21	4,000	3,947
2.600%, 6–15–22	3,000	2,977
3.400%, 6–15–27	1,000	1,007

		7,931

IT Consulting & Other Services – 0.3%
Keysight Technologies, Inc.,
4.600%, 4–6–27	3,500	3,683

Semiconductors – 2.2%
Broadcom Corp. and Broadcom Cayman Finance Ltd. (GTD by Broadcom Ltd.),
3.125%, 1–15–25 (A)	4,250	4,062
Intel Corp.:
3.100%, 7–29–22	4,000	4,114
2.875%, 5–11–24	6,000	6,054
QUALCOMM, Inc.:
2.100%, 5–20–20	2,000	1,992
2.900%, 5–20–24	5,000	4,877
4.300%, 5–20–47	3,000	3,019

		24,118

Systems Software – 1.2%
CA, Inc.,
5.375%, 12–1–19	6,195	6,497
Microsoft Corp.:
2.650%, 11–3–22	3,000	3,022
2.000%, 8–8–23	1,500	1,457
2.875%, 2–6–24	2,000	2,028

		13,004

Technology Hardware, Storage & Peripherals – 0.3%
Apple, Inc.:
2.400%, 5–3–23	1,000	989
2.500%, 2–9–25	2,500	2,437

		3,426

Total Information Technology – 6.5%		71,073
Materials

Construction Materials – 0.3%
Martin Marietta Materials, Inc.,
3.500%, 12–15–27	3,000	2,977

Fertilizers & Agricultural Chemicals – 0.2%
Mosaic Co. (The),
3.250%, 11–15–22	2,500	2,478

Specialty Chemicals – 0.6%
Methanex Corp.,
5.250%, 3–1–22	6,500	6,894

Total Materials – 1.1%		12,349
Real Estate

Health Care REITs – 0.5%
Health Care REIT, Inc.,
4.000%, 6–1–25	5,700	5,893

Hotel & Resort REITs – 0.2%
Hospitality Properties Trust,
3.950%, 1–15–28	2,500	2,424

Industrial REITs – 0.6%
Aircastle Ltd.:
5.500%, 2–15–22	4,909	5,259
5.000%, 4–1–23	1,660	1,749

		7,008

Retail REITs – 0.2%
DDR Corp.,
3.900%, 8–15–24	1,500	1,511

Specialized REITs – 1.8%
American Tower Corp.:
3.000%, 6–15–23	2,500	2,493
3.125%, 1–15–27	13,500	12,994
Crown Castle International Corp.:
2.250%, 9–1–21	3,000	2,949
5.250%, 1–15–23	844	924

		19,360

Total Real Estate – 3.3%		36,196
Telecommunication Services

Integrated Telecommunication Services – 1.2%
AT&T, Inc.:
3.600%, 2–17–23	1,000	1,023
3.900%, 8–14–27	2,000	2,012
5.150%, 2–14–50	1,000	1,005
Verizon Communications, Inc.:
2.625%, 8–15–26	6,500	6,121
4.812%, 3–15–39	2,797	2,924

		13,085

Wireless Telecommunication Service – 1.3%
Crown Castle Towers LLC:
3.222%, 5–15–22 (A)	2,000	2,020
3.663%, 5–15–25 (A)	4,000	4,069
Sprint Spectrum L.P.,
3.360%, 9–20–21 (A)	8,438	8,490

		14,579

Total Telecommunication Services – 2.5%		27,664
Utilities

Electric Utilities – 1.8%
Commonwealth Edison Co.,
3.650%, 6–15–46	2,500	2,523
Edison International:
2.125%, 4–15–20	1,000	991
2.950%, 3–15–23	5,000	5,007
Kansas City Power & Light Co.,
6.375%, 3–1–18	6,500	6,546
MidAmerican Energy Co.,
3.950%, 8–1–47	1,000	1,068
Sierra Pacific Power Co.,
2.600%, 5–1–26	4,000	3,864

		19,999

Multi-Utilities – 2.1%
Dominion Resources, Inc.,
2.750%, 1–15–22	1,000	998
Duke Energy Carolinas LLC:
4.300%, 6–15–20	3,250	3,404
3.750%, 6–1–45	9,000	9,260
Duke Energy Indiana LLC,
3.750%, 5–15–46	1,000	1,025
Pacific Gas and Electric Co.:
3.300%, 12–1–27 (A)	2,000	1,982
3.950%, 12–1–47 (A)	3,000	2,979
Public Service Electric and Gas Co.,
2.250%, 9–15–26	3,500	3,291

		22,939

Water Utilities – 0.3%
California Water Service Co.,
5.875%, 5–1–19	3,000	3,123

Total Utilities – 4.2%		46,061

TOTAL CORPORATE DEBT SECURITIES – 86.2%		$947,477
(Cost: $934,095)

MORTGAGE-BACKED SECURITIES
Non-Agency REMIC/CMO – 0.1%
MASTR Adjustable Rate Mortgage Trust 2005-1 (Mortgage spread to 10-year U.S. Treasury index),
3.240%, 3–25–35 (B)	2,670	986
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-1 (Mortgage spread to 3-year U.S. Treasury index),
3.465%, 2–25–34 (B)	415	36
Structured Adjustable Rate Mortgage Loan Trust, Mortgage Pass-Through Certificates, Series 2004-3AC (Mortgage spread to 7-year U.S. Treasury index),
3.420%, 3–25–34 (B)	392	11

		1,033

TOTAL MORTGAGE-BACKED SECURITIES – 0.1%		$1,033
(Cost: $3,468)
MUNICIPAL BONDS – TAXABLE
Massachusetts – 0.4%
MA Hlth and Edu Fac Auth, Rev Bonds, Harvard Univ Issue, Ser 2008C,
5.260%, 10–1–18	3,985	4,085

New York – 0.7%
NYC GO Bonds, Fiscal 2017 Ser A-2,
2.460%, 8–1–26	3,000	2,906
NYC Indl Dev Agy, Rental Rev Bonds (Yankee Stadium Proj), Ser 2009,
11.000%, 3–1–29 (A)	3,932	5,359

		8,265

Ohio – 0.5%
OH State Univ, Gen Receipts Bonds (Multiyear Debt Issuance Prog), Ser 2016A,
3.798%, 12–1–46	5,500	5,702

Pennsylvania – 0.3%
Cmnwlth of PA, GO Bonds, Third Ser B of 2010 (Federally Taxable – Build America Bonds),
4.750%, 7–15–22	3,075	3,253

TOTAL MUNICIPAL BONDS – TAXABLE – 1.9%		$21,305
(Cost: $19,672)

OTHER GOVERNMENT SECURITIES (C)

Canada – 1.1%
Province de Quebec,
7.140%, 2–27–26	$9,365	11,805

Spain – 0.2%
Telefonica Emisiones S.A.U.,
4.103%, 3–8–27	2,000	2,066

TOTAL OTHER GOVERNMENT SECURITIES – 1.3%		$13,871
(Cost: $11,550)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations – 0.7%
Federal Farm Credit Bank,
4.600%, 1–29–20	7,500	7,893

Mortgage-Backed Obligations – 2.7%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO,
2.790%, 6–25–22	2,000	2,007

Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index):
4.341%, 12–25–44 (A)(B)	17,760	18,608
4.400%, 1–25–45 (A)(B)	4,500	4,698
Federal National Mortgage Association Fixed Rate Pass-Through Certificates,
3.850%, 3–1–18	4,595	4,600

		29,913

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 3.4%		$37,806
(Cost: $37,489)

UNITED STATES GOVERNMENT OBLIGATIONS

Treasury Obligations – 0.6%
U.S. Treasury Bonds:
3.000%, 11–15–44	210	220
2.750%, 11–15–47	1,000	1,001
U.S. Treasury Notes:
2.125%, 11–30–24	5,000	4,933
2.000%, 8–15–25	19	18

		6,172

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 0.6%		$6,172
(Cost: $6,198)

SHORT-TERM SECURITIES
Commercial Paper (D) – 2.5%
Archer Daniels Midland Co.,
1.720%, 1–10–18	5,000	4,998
Caterpillar Financial Services Corp. (GTD by Caterpillar, Inc.),
1.960%, 1–10–18	2,157	2,156
Corporacion Andina de Fomento,
1.551%, 1–8–18	2,000	1,999
Hewlett Packard Enterprise Corp.,
1.542%, 1–3–18	5,000	4,999
Rockwell Automation, Inc.,
1.311%, 1–3–18	2,000	1,999
Walgreens Boots Alliance, Inc.,
1.591%, 1–3–18	6,250	6,249
Wisconsin Electric Power Co.,
1.622%, 1–9–18	5,000	4,997

		27,397

Master Note – 0.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.740%, 1–5–18 (E)	3,782	3,782

Municipal Obligations – 0.5%
Columbus Rgnl Arpt Auth, Cap Funding Rev Bonds (OASBO Expanded Asset Pooled Fin Prog), Sr Ser 2006 (GTD by U.S. Bank N.A.) (BVAL plus 13 bps),
1.740%, 1–7–18 (E)	2,000	2,000
LA Pub Fac Auth, Var Rate Rev Rfdg Bonds (CHRISTUS Hlth), Ser 2009B-1 (GTD by Bank of New York Mellon (The)) (BVAL plus 25 bps),
1.650%, 1–7–18 (E)	3,500	3,500

		5,500

TOTAL SHORT-TERM SECURITIES – 3.3%		$36,679
(Cost: $36,683)

TOTAL INVESTMENT SECURITIES – 99.3%		$1,091,959
(Cost: $1,076,474)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.7%		7,862

NET ASSETS – 100.0%		$1,099,821

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017 the total value of these securities amounted to $205,999 or 18.7% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(C)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.

(D)	Rate shown is the yield to maturity at December 31, 2017.

(E)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Preferred Stocks	$542	$—	$—
Asset-Backed Securities	—	27,074	—
Corporate Debt Securities	—	947,477	—
Mortgage-Backed Securities	—	1,033	—
Municipal Bonds	—	21,305	—
Other Government Securities	—	13,871	—
United States Government Agency Obligations	—	37,806	—
United States Government Obligations	—	6,172	—
Short-Term Securities	—	36,679	—
Total	$542	$1,091,417	$—

During the period ended December 31, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

BVAL = Bloomberg Valuation Municipal AAA Benchmark

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

ICE = Intercontinental Exchange

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trust

REMIC = Real Estate Mortgage Investment Conduit

For Federal income tax purposes, cost of investments owned at December 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,076,474

Gross unrealized appreciation	24,410
Gross unrealized depreciation	(8,925)

Net unrealized appreciation	$15,485

SCHEDULE OF INVESTMENTS Ivy Government Securities Fund (in thousands)	DECEMBER 31, 2017 (UNAUDITED)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS	Principal	Value

Agency Obligations – 6.8%
Federal Farm Credit Bank:
3.560%, 10–6–32	$5,000	$5,287
3.460%, 2–22–33	3,500	3,659
Federal Home Loan Bank,
2.500%, 4–27–26	5,000	4,835
Tennessee Valley Authority,
2.875%, 2–1–27	5,000	5,094
U.S. Department of Transportation,
6.001%, 12–7–21 (A)	8,000	9,098

		27,973

Mortgage-Backed Obligations – 32.6%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO:
5.000%, 4–15–18	92	92
2.790%, 6–25–22	7,250	7,276
5.000%, 5–15–23	1,103	1,160
3.000%, 10–15–36	3,674	3,714
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (3-Year U.S. Treasury index plus 68 bps),
4.186%, 12–25–20(B)	4,000	4,198
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates:
3.000%, 1–1–33	4,332	4,428
4.000%, 10–1–44	2,670	2,794
3.000%, 4–15–46	3,374	3,382
3.000%, 4–15–53	4,220	4,118
Federal National Mortgage Association Agency REMIC/CMO:
2.717%, 2–25–22	5,880	5,956
2.640%, 6–1–22	5,721	5,763
3.360%, 12–1–22	1,900	1,954
3.020%, 1–1–23	1,177	1,199
2.630%, 2–1–23	4,890	4,878
2.357%, 3–1–23	6,081	6,053
3.320%, 8–1–24	2,735	2,826
2.390%, 6–1–25	5,780	5,760
3.360%, 7–1–25	2,590	2,692
4.000%, 3–25–33	1,791	1,885
2.000%, 4–25–39	2,341	2,310
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
2.790%, 11–1–18	7,687	7,728
2.580%, 5–1–19	6,448	6,479
4.503%, 12–1–19	4,678	4,843
5.380%, 11–1–20	340	340
4.381%, 6–1–21	6,816	7,227
2.759%, 4–1–22	6,707	6,784
2.705%, 4–1–23	3,194	3,222
3.500%, 8–1–26	1,735	1,796
4.000%, 12–1–31	1,630	1,720
5.500%, 12–1–34	502	557
3.500%, 4–25–37	3,037	3,103
6.000%, 4–1–39	502	561
4.500%, 2–1–44	3,062	3,321
4.000%, 10–1–44	2,937	3,076
Government National Mortgage Association Agency REMIC/CMO:
5.000%, 4–16–39	89	91
2.000%, 3–16–42	11,122	10,891

		134,177

United States Government Agency Obligations – 1.2%
Overseas Private Investment Corp. (GTD by U.S. Government),
5.142%, 12–15–23	2,039	2,215
Ukraine Government AID Bond,
1.844%, 5–16–19	2,500	2,497

		4,712

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 40.6%		$166,862
(Cost: $168,228)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations – 55.7%
U.S. Treasury Bonds:
9.000%, 11–15–18	8,000	8,499
5.250%, 2–15–29	3,000	3,819
3.500%, 2–15–39	1,000	1,141
2.750%, 8–15–42	3,000	3,018
2.750%, 11–15–42	5,000	5,026
2.500%, 2–15–45	2,500	2,381
2.500%, 2–15–46	2,500	2,377
2.250%, 8–15–46	4,000	3,604
3.000%, 5–15–47	6,000	6,301
U.S. Treasury Notes:
1.000%, 3–15–18	5,000	4,996
1.375%, 7–31–19	12,500	12,405
3.625%, 8–15–19	6,000	6,166
1.625%, 3–15–20	1,000	994
1.500%, 7–15–20	15,000	14,838
1.375%, 9–30–20	4,000	3,939
1.125%, 6–30–21	2,000	1,937
1.125%, 9–30–21	1,500	1,447
2.000%, 12–31–21	5,000	4,974
1.875%, 4–30–22	6,000	5,928
1.750%, 5–15–22	3,500	3,443
1.750%, 5–31–22	3,000	2,947
1.875%, 7–31–22	13,000	12,822
1.625%, 8–31–22	8,000	7,801
2.000%, 10–31–22	6,000	5,947
2.000%, 11–30–22	1,000	991
2.000%, 4–30–24	15,500	15,217
2.125%, 7–31–24	17,500	17,288
1.875%, 8–31–24	4,000	3,891
2.125%, 9–30–24	1,000	987
2.250%, 10–31–24	7,000	6,966
2.250%, 11–15–24	6,380	6,346
2.125%, 11–30–24	6,500	6,413
2.000%, 8–15–25	4,000	3,899
1.625%, 2–15–26	5,000	4,721
1.625%, 5–15–26	5,500	5,179
2.250%, 2–15–27	7,500	7,399
2.375%, 5–15–27	11,000	10,965
2.250%, 8–15–27	8,500	8,378
2.250%, 11–15–27	3,500	3,450

		228,840

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 55.7%		$228,840
(Cost: $231,280)

SHORT-TERM SECURITIES
Treasury Bills – 0.8%
U.S. Treasury Cash Management Bills,
1.030%, 1–2–18	3,055	3,055

United States Government Agency Obligations – 2.6%
Overseas Private Investment Corp. (GTD by U.S. Government) (3-Month U.S. TB Rate):
1.450%, 1–7–18 (C)	318	318
1.490%, 1–7–18 (C)	10,556	10,556

		10,874

TOTAL SHORT-TERM SECURITIES – 3.4%		$13,929
(Cost: $13,929)

TOTAL INVESTMENT SECURITIES – 99.7%		$409,631
(Cost: $413,437)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		1,437

NET ASSETS – 100.0%		$411,068

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017 the total value of these securities amounted to $9,098 or 2.2% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Description of the reference rate and spread, if applicable, are included in the security description.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
United States Government Agency Obligations	$—	$166,862	$—
United States Government Obligations	—	228,840	—
Short-Term Securities	—	13,929	—
Total	$—	$409,631	$—

During the period ended December 31, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

AID = Agency International Development

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

REMIC = Real Estate Mortgage Investment Conduit

TB = Treasury Bill

For Federal income tax purposes, cost of investments owned at December 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$413,437

Gross unrealized appreciation	1,171
Gross unrealized depreciation	(4,977)

Net unrealized appreciation	$(3,806)

SCHEDULE OF INVESTMENTS Ivy ProShares Interest Rate Hedged High Yield Index Fund (in thousands)	DECEMBER 31, 2017 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value

Consumer Discretionary
Automobile Manufacturers – 0.7%
Tesla, Inc. (GTD by SolarCity Corp.),
5.300%, 8–15–25 (A)	$150	$143

Automotive Retail – 0.3%
Allison Transmission, Inc.,
5.000%, 10–1–24 (A)	65	67

Broadcasting – 3.9%
AMC Networks, Inc.,
5.000%, 4–1–24	100	101
Clear Channel Outdoor Holdings, Inc.,
6.500%, 11–15–22	185	188
Sirius XM Radio, Inc.:
6.000%, 7–15–24 (A)	150	159
5.000%, 8–1–27 (A)	205	205
Univision Communications, Inc.:
5.125%, 5–15–23 (A)	96	96
5.125%, 2–15–25 (A)	100	98

		847

Cable & Satellite – 3.7%
CCO Holdings LLC and CCO Holdings Capital Corp.,
5.125%, 5–1–27 (A)	481	474
DISH DBS Corp.:
5.875%, 11–15–24	226	219
7.750%, 7–1–26	115	121

		814

Casinos & Gaming – 4.7%
CRC Escrow Issuer LLC and CRC Finco, Inc.,
5.250%, 10–15–25 (A)	130	131
ESH Hospitality, Inc.,
5.250%, 5–1–25 (A)	50	51
Golden Nugget, Inc.,
6.750%, 10–15–24 (A)	105	107
MGM Resorts International:
6.625%, 12–15–21	70	77
6.000%, 3–15–23	69	74
Scientific Games International, Inc. (GTD by Scientific Games Corp.),
10.000%, 12–1–22	374	411
Wynn Las Vegas LLC and Wynn Las Vegas Capital Corp.,
5.500%, 3–1–25 (A)	180	185

		1,036

Consumer Electronics – 0.5%
Spectrum Brands, Inc. (GTD by SB/RH Holdings),
5.750%, 7–15–25	115	121

General Merchandise Stores – 0.9%
Dollar Tree, Inc.,
5.750%, 3–1–23	196	205

Internet & Direct Marketing Retail – 1.9%
Argos Merger Sub, Inc.,
7.125%, 3–15–23 (A)	280	166
Netflix, Inc.,
4.375%, 11–15–26	253	247

		413

Leisure Facilities – 0.2%
Six Flags Entertainment Corp.,
4.875%, 7–31–24 (A)	50	51

Restaurants – 2.6%
1011778 B.C. Unlimited Liability Co. and New Red Finance, Inc.:
4.250%, 5–15–24 (A)	211	210
5.000%, 10–15–25 (A)	116	117
KFC Holding Co., Pizza Hut Holdings LLC and Taco Bell of America LLC,
5.000%, 6–1–24 (A)	235	243

		570

Specialized Consumer Services – 0.6%
Nielsen Finance LLC and Nielsen Finance Co.,
5.000%, 4–15–22 (A)	128	132

Specialty Stores – 0.5%
Arch Merger Sub, Inc.,
8.500%, 9–15–25 (A)	110	102

Total Consumer Discretionary – 20.5%		4,501
Consumer Staples

Drug Retail – 0.7%
Rite Aid Corp.,
6.125%, 4–1–23 (A)	175	158

Food Retail – 0.7%
Albertsons Cos. LLC, Safeway, Inc., New Albertson’s, Inc. and Albertson’s LLC:
6.625%, 6–15–24	100	96
5.750%, 3–15–25	50	45

		141

Packaged Foods & Meats – 1.6%
Post Holdings, Inc.,
5.000%, 8–15–26 (A)	364	358

Total Consumer Staples – 3.0%		657
Energy

Coal & Consumable Fuels – 0.7%
CONSOL Energy, Inc.,
5.875%, 4–15–22	124	127
Murray Energy Corp. (GTD by Murray Energy Holdings Co.),
11.250%, 4–15–21 (A)	50	25

		152

Oil & Gas Drilling – 0.9%
Ensco plc,
5.750%, 10–1–44	153	105
Transocean, Inc.,
9.000%, 7–15–23 (A)	80	86

		191

Oil & Gas Exploration & Production – 6.4%
Antero Resources Corp.,
5.375%, 11–1–21	190	195
Ascent Resources Utica Holdings LLC and ARU Finance Corp. (GTD by Ascent Resources - Utica LLC),
10.000%, 4–1–22 (A)	163	175
California Resources Corp.,
8.000%, 12–15–22 (A)	238	196
Chesapeake Energy Corp.:
8.000%, 12–15–22 (A)	50	54
8.000%, 6–15–27 (A)	127	122
Continental Resources, Inc.,
4.500%, 4–15–23	135	138
Continental Resources, Inc. (GTD by Banner Pipeline Co. LLC and CLR Asset Holdings LLC),
3.800%, 6–1–24	100	99
Crownrock L.P.,
5.625%, 10–15–25 (A)	100	100
Jupiter Resources, Inc.,
8.500%, 10–1–22 (A)	173	107
MEG Energy Corp.,
7.000%, 3–31–24 (A)	150	127
Sanchez Energy Corp.,
6.125%, 1–15–23	115	97

		1,410

Oil & Gas Refining & Marketing – 0.3%
EP Energy LLC and Everest Acquisition Finance, Inc.,
8.000%, 2–15–25 (A)	102	75

Oil & Gas Storage & Transportation – 2.5%
Cheniere Corpus Christi Holdings LLC:
5.875%, 3–31–25	164	178
5.125%, 6–30–27	70	72
CITGO Holding, Inc.,
10.750%, 2–15–20 (A)	164	176
Energy Transfer Equity L.P.,
5.875%, 1–15–24	65	68
Williams Co., Inc. (The),
4.550%, 6–24–24	50	52

		546

Total Energy – 10.8%		2,374
Financials

Consumer Finance – 2.5%
Ally Financial, Inc.,
5.750%, 11–20–25	164	179
Quicken Loans, Inc.,
5.750%, 5–1–25 (A)	150	155
Springleaf Finance Corp.:
8.250%, 12–15–20	150	165
6.125%, 5–15–22	58	60

		559

Other Diversified Financial Services – 1.8%
Citigroup, Inc.,
3.875%, 2–19–19	106	107
Icahn Enterprises L.P. and Icahn Enterprises Finance Corp.:
6.000%, 8–1–20	105	108
5.875%, 2–1–22	175	178

		393

Property & Casualty Insurance – 0.5%
Hub International Ltd.,
7.875%, 10–1–21 (A)	102	106

Specialized Finance – 1.7%
Diamond 1 Finance Corp. and Diamond 2 Finance Corp.,
5.875%, 6–15–21 (A)	181	188
SLM Corp.,
5.500%, 1–15–19	182	185

		373

Total Financials – 6.5%		1,431

Health Care

Health Care Equipment – 1.2%
DJO Finco, Inc. and DJO Finance LLC,
8.125%, 6–15–21 (A)	100	94
Hologic, Inc.,
5.250%, 7–15–22 (A)	155	160

		254

Health Care Facilities – 8.8%
AmSurg Escrow Corp.,
5.625%, 7–15–22	196	198
Community Health Systems, Inc.,
6.250%, 3–31–23	239	215
DaVita HealthCare Partners, Inc.:
5.125%, 7–15–24	130	131
5.000%, 5–1–25	201	201
FWCT-2 Escrow Corp.,
6.875%, 2–1–22	215	124
HCA, Inc. (GTD by HCA Holdings, Inc.):
5.375%, 2–1–25	50	52
5.875%, 2–15–26	265	280
LifePoint Health, Inc.,
5.500%, 12–1–21	229	233
MPH Acquisition Holdings LLC,
7.125%, 6–1–24 (A)	141	150
Tenet Healthcare Corp.,
8.125%, 4–1–22	213	217
THC Escrow Corp. II,
6.750%, 6–15–23	140	136

		1,937

Health Care Supplies – 1.0%
Ortho-Clinical Diagnostics,
6.625%, 5–15–22 (A)	100	100
WellCare Health Plans, Inc.,
5.250%, 4–1–25	120	127

		227

Health Care Technology – 0.2%
Change Healthcare Holdings, Inc.,
5.750%, 3–1–25 (A)	50	50

Life Sciences Tools & Services – 1.4%
Avantor, Inc.:
6.000%, 10–1–24 (A)	150	149
9.000%, 10–1–25 (A)	150	148

		297

Managed Health Care – 1.0%
Centene Corp.,
4.750%, 1–15–25	210	214

Pharmaceuticals – 3.1%
Endo Designed Activity Co., Endo Finance LLC and Endo Finco, Inc.,
6.000%, 2–1–25 (A)	200	155
Jaguar Holding Co. II and Pharmaceutical Product Development LLC,
6.375%, 8–1–23 (A)	52	53
VRX Escrow Corp.:
5.875%, 5–15–23 (A)	282	261
6.125%, 4–15–25 (A)	225	206

		675

Total Health Care – 16.7%		3,654
Industrials

Aerospace & Defense – 2.2%
Bombardier, Inc.:
8.750%, 12–1–21 (A)	70	77
7.500%, 3–15–25 (A)	156	157
TransDigm, Inc. (GTD by TransDigm Group, Inc.):
6.000%, 7–15–22	50	51
6.500%, 7–15–24	200	205

		490

Air Freight & Logistics – 0.9%
XPO Logistics, Inc.,
6.500%, 6–15–22 (A)	180	188

Diversified Support Services – 1.1%
United Rentals (North America), Inc. (GTD by United Rentals, Inc.):
5.875%, 9–15–26	50	53
5.500%, 5–15–27	185	195

		248

Industrial Conglomerates – 0.5%
Tribune Media Co.,
5.875%, 7–15–22	105	108

Industrial Machinery – 0.6%
Gates Global LLC and Gates Global Co.,
6.000%, 7–15–22 (A)	125	128

Security & Alarm Services – 1.6%
ADT Corp.,
3.500%, 7–15–22	50	49
Prime Security Services Borrower LLC,
9.250%, 5–15–23 (A)	271	301

		350

Trading Companies & Distributors – 0.3%
HD Supply, Inc.,
5.750%, 4–15–24 (A)	50	53

Trucking – 1.0%
BlueLine Rental Corp. and BlueLine Rental LLC,
9.250%, 3–15–24 (A)	65	70
Hertz Corp. (The),
7.625%, 6–1–22 (A)	151	158

		228

Total Industrials – 8.2%		1,793

Information Technology

Application Software – 1.4%
Infor (U.S.), Inc.,
6.500%, 5–15–22	130	135
Solera LLC and Solera Finance, Inc.,
10.500%, 3–1–24 (A)	155	174

		309

Data Processing & Outsourced Services – 2.3%
Exela Intermediate LLC and Exela Finance, Inc.,
10.000%, 7–15–23 (A)	210	204
First Data Corp.:
7.000%, 12–1–23 (A)	240	254
5.750%, 1–15–24 (A)	42	44

		502

IT Consulting & Other Services – 0.8%
BMC Software Finance, Inc.,
8.125%, 7–15–21 (A)	165	166

Technology Hardware, Storage & Peripherals – 3.0%
EMC Corp.,
2.650%, 6–1–20	202	199
Inception Parent, Inc., Inception Merger Sub, Inc. and Rackspace Hosting, Inc.,
8.625%, 11–15–24 (A)	95	101
Western Digital Corp.,
10.500%, 4–1–24	312	362

		662

Total Information Technology – 7.5%		1,639
Materials

Aluminum – 1.1%
Novelis Corp. (GTD by Novelis, Inc.):
6.250%, 8–15–24 (A)	170	178
5.875%, 9–30–26 (A)	66	67

		245

Commodity Chemicals – 1.0%
NOVA Chemicals Corp.:
4.875%, 6–1–24 (A)	115	115
5.250%, 6–1–27 (A)	96	96

		211

Diversified Chemicals – 0.3%
PSPC Escrow Corp.,
6.500%, 2–1–22 (A)	55	57

Diversified Metals & Mining – 3.2%
Cliffs Natural Resources, Inc.,
5.750%, 3–1–25 (A)	111	106
First Quantum Minerals Ltd.:
7.000%, 2–15–21 (A)	50	52
7.500%, 4–1–25 (A)	200	217
Freeport-McMoRan, Inc.:
3.875%, 3–15–23	235	233
5.450%, 3–15–43	85	85

		693

Metal & Glass Containers – 2.2%
Ball Corp.:
4.375%, 12–15–20	72	74
5.250%, 7–1–25	70	76
BWAY Holding Co.:
5.500%, 4–15–24 (A)	202	210
7.250%, 4–15–25 (A)	80	83
Crown Americas LLC and Crown Americas Capital Corp. IV,
4.500%, 1–15–23	50	51

		494

Paper Packaging – 0.8%
Reynolds Group Issuer, Inc., Reynolds Group Issuer LLC and Reynolds Group Issuer (Luxembourg) S.A.,
5.125%, 7–15–23 (A)	170	176

Specialty Chemicals – 1.1%
Ashland, Inc.,
4.750%, 8–15–22	55	57
Chemours Co. (The),
6.625%, 5–15–23	100	106
Momentive Performance Materials, Inc.,
3.880%, 10–24–21	79	83

		246

Total Materials – 9.7%		2,122
Real Estate

Specialized REITs – 2.5%
Equinix, Inc.:
5.875%, 1–15–26	141	151
5.375%, 5–15–27	150	161
Iron Mountain, Inc.,
4.875%, 9–15–27 (A)	100	100
Uniti Group L.P., Uniti Group Finance, Inc. and CSL Capital LLC,
8.250%, 10–15–23	150	144

		556

Total Real Estate – 2.5%		556
Telecommunication Services

Alternative Carriers – 1.4%
CommScope Technologies LLC (GTD by CommScope, Inc.),
6.000%, 6–15–25 (A)	60	64
Zayo Group LLC and Zayo Capital, Inc.:
6.000%, 4–1–23	50	52
5.750%, 1–15–27 (A)	193	197

		313

Integrated Telecommunication Services – 4.3%
CenturyLink, Inc.:
5.625%, 4–1–20	100	101
7.500%, 4–1–24	120	119
Frontier Communications Corp.:
10.500%, 9–15–22	224	169
11.000%, 9–15–25	235	173
Sprint Corp.:
7.875%, 9–15–23	205	218
7.125%, 6–15–24	154	157

		937

Wireless Telecommunication Service – 2.3%
SBA Communications Corp.,
4.875%, 9–1–24	150	154
T-Mobile USA, Inc.:
6.625%, 4–1–23	155	162
6.500%, 1–15–26	180	196

		512

Total Telecommunication Services – 8.0%		1,762
Utilities

Electric Utilities – 2.6%
Calpine Corp.,
5.750%, 1–15–25	220	209
Dynegy, Inc.,
7.625%, 11–1–24	201	215
NRG Energy, Inc.,
6.625%, 1–15–27	134	142

		566

Total Utilities – 2.6%		566

TOTAL CORPORATE DEBT SECURITIES – 96.0%		$21,055
(Cost: $21,378)

SHORT-TERM SECURITIES
Master Note – 1.4%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.740%, 1–5–18 (B)	312	312

TOTAL SHORT-TERM SECURITIES – 1.4%		$312
(Cost: $312)

TOTAL INVESTMENT SECURITIES – 97.4%		$21,367
(Cost: $21,690)

CASH AND OTHER ASSETS, NET OF LIABILITIES (C) – 2.6%		571

NET ASSETS – 100.0%		$21,938

Notes to Schedule of Investments

(A)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017 the total value of these securities amounted to $10,264 or 46.8% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(C)	Cash of $127 has been pledged as collateral on open futures contracts.

The following futures contracts were outstanding at December 31, 2017 (contracts unrounded):

Description	Type	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	Short	58	3-27-18	5,800	$(7,195)	$46
U.S. 2-Year Treasury Note	Short	26	3-27-18	5,200	(5,567)	10
U.S. 5-Year Treasury Note	Short	69	4-4-18	6,900	(8,015)	37
					$(20,777)	$93

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$21,055	$—
Short-Term Securities	—	312	—
Total	$—	$21,367	$—
Futures Contracts	$93	$—	$—

During the period ended December 31, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REIT = Real Estate Investment Trusts

For Federal income tax purposes, cost of investments owned at December 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$21,690

Gross unrealized appreciation	224
Gross unrealized depreciation	(547)

Net unrealized depreciation	$(323)

SCHEDULE OF INVESTMENTS Ivy ProShares MSCI ACWI Index Fund (in thousands)	DECEMBER 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares		Value

Australia
Consumer Discretionary – 0.0%
Aristocrat Leisure Ltd.	2		$29

Consumer Staples – 0.2%
Wesfarmers Ltd.	2		68
Woolworths Ltd.	2		48

			116

Energy – 0.1%
Oil Search Ltd.	4		22
Origin Energy Ltd. (A)	4		30
Woodside Petroleum Ltd.	1		37

			89

Financials – 0.8%
AMP Ltd.	7		28
Australia and New Zealand Banking Group Ltd.	5		111
Commonwealth Bank of Australia	3		178
Insurance Australia Group Ltd.	6		32
Macquarie Group Ltd.	1		48
National Australia Bank Ltd.	4		103
QBE Insurance Group Ltd.	3		29
Suncorp Group Ltd.	3		32
Westpac Banking Corp.	6		137

			698

Health Care – 0.1%
CSL Ltd.	1		94
Ramsay Health Care Ltd.	—	*	17
Sonic Healthcare Ltd.	1		16

			127

Industrials – 0.1%
Aurizon Holdings Ltd.	6		23
Brambles Ltd.	4		28
Sydney Airport	4		21
Transurban Group	4		43

			115

Materials – 0.2%
Amcor Ltd.	2		28
BHP Billiton plc	5		125
Newcrest Mining Ltd.	2		29
South32 Ltd.	12		32

			214

Real Estate – 0.2%
Dexus	2		15
Goodman Group	5		34
GPT Group	6		22
LendLease Group	2		19
Mirvac Group	11		21
Scentre Group	9		30
Stockland Corp. Ltd.	6		22
Vicinity Centres	10		21
Westfield Corp.	5		36

			220

Telecommunication Services – 0.0%
Telstra Corp. Ltd. ADR	6		16

Utilities – 0.1%
AGL Energy Ltd.	2		28
APA Group	4		25

			53

Total Australia – 1.8%			$1,677
Austria

Energy – 0.0%
OMV AG	—	*	19

Financials – 0.0%
Erste Bank der Oesterreichischen Sparkassen AG	1		33

Total Austria – 0.0%			$52
Belgium

Consumer Staples – 0.2%
InBev N.V.	1		151

Financials – 0.2%
ageas N.V.	1		38
KBC Group N.V.	1		51

			89

Health Care – 0.0%
UCB S.A./N.V.	—	*	33

Materials – 0.1%
Solvay S.A.	—	*	47

Total Belgium – 0.5%			$320
Bermuda

Financials – 0.0%
Arch Capital Group Ltd. (A)	—	*	23
Everest Re Group Ltd.	—	*	22

			45

Industrials – 0.0%
Jardine Strategic Holdings Ltd.	1		26

Real Estate – 0.0%
Kerry Properties Ltd.	6		28

Total Bermuda – 0.0%			$99

Brazil

Consumer Discretionary – 0.1%
Kroton Educacional S.A.	4		23
Lojas Renner S.A.	3		30

			53

Consumer Staples – 0.1%
Ambev S.A.	10		62

Energy – 0.1%
Petroleo Brasileiro S.A. (A)	13		67
Ultrapar Participacoes S.A.	1		29

			96

Financials – 0.4%
Banco Bradesco S.A.	8		77
Banco do Brasil S.A.	2		21
BB Seguridade Participacoes S.A.	2		20
BM&F Bovespa S.A.	6		39
Itau Unibanco Holdings S.A.	6		81
Itausa Investimentos Itau S.A.	14		47

			285

Industrials – 0.0%
CCR S.A.	4		22

Information Technology – 0.0%
Cielo S.A.	3		21
MercadoLibre, Inc.	—	*	23

			44

Materials – 0.1%
Vale S.A.	6		73

Telecommunication Services – 0.0%
Telefonica Brasil S.A. ADR	1		21

Utilities – 0.0%
Equatorial Energia S.A.	1		26

Total Brazil – 0.8%			$682
Canada

Consumer Discretionary – 0.1%
Canadian Tire Corp. Ltd., Class A	—	*	24
Dollarama, Inc.	—	*	43
Magna International, Inc.	1		42
Restaurant Brands International, Inc.	—	*	29
Shaw Communications, Inc., Class B	1		30
Thomson Reuters Corp.	—	*	18

			186

Consumer Staples – 0.0%
Alimentation Couche-Tard, Inc., Class B	1		37
Loblaw Cos. Ltd.	—	*	25
Metro, Inc.	1		22
Saputo, Inc.	1		24

			108

Energy – 0.6%
Canadian Natural Resources Ltd.	2		73
Cenovus Energy, Inc.	2		22
Crescent Point Energy Corp.	2		13
Enbridge, Inc.	3		108
EnCana Corp.	2		31
Imperial Oil Ltd.	—	*	13
Inter Pipeline Ltd.	1		29
Keyera Corp.	1		24
Pembina Pipeline Corp.	1		48
Suncor Energy, Inc.	3		105
TransCanada Corp.	1		71

			537

Financials – 1.2%
Bank of Montreal	1		86
Bank of Nova Scotia (The)	2		123
Brookfield Asset Management, Inc., Class A	2		71
Canadian Imperial Bank of Commerce	1		70
CI Financial Corp.	1		33
Fairfax Financial Holdings Ltd.	—	*	34
Intact Financial Corp.	—	*	27
Manulife Financial Corp.	4		78
National Bank of Canada	1		35
Royal Bank of Canada	2		191
Sun Life Financial, Inc.	1		49
Toronto-Dominion Bank	3		171

			968

Industrials – 0.4%
CAE, Inc.	1		27
Canadian National Railway Co.	1		113
Canadian Pacific Railway Ltd.	—	*	56
SNC-Lavalin Group, Inc.	1		26
Waste Connections, Inc.	1		41

			263

Information Technology – 0.0%
CGI Group, Inc., Class A (A)	—	*	19
Constellation Software, Inc.	—	*	31
OpenText Corp.	1		27

			77

Materials – 0.4%
Agnico-Eagle Mines Ltd.	1		25
Agrium, Inc.	—	*	38
Barrick Gold Corp.	2		35

Franco-Nevada Corp.	—	*	38
Goldcorp, Inc.	2		26
Potash Corp. of Saskatchewan, Inc.	2		39
Teck Cominco Ltd.	1		32
Wheaton Precious Metals Corp.	1		28

			261

Telecommunication Services – 0.1%
Rogers Communications, Inc., Class B	1		45
TELUS Corp.	—	*	16

			61

Utilities – 0.1%
Canadian Utilities Ltd., Class A	—	*	14
Fortis, Inc.	1		41

			55

Total Canada – 2.9%			$2,516
Chile

Utilities – 0.1%
Enel Americas S.A.	195		43

Total Chile – 0.1%			$43
China

Consumer Discretionary – 0.4%
Ctrip.com International Ltd. (A)	1		38
Geely Automobile Holdings Ltd.	11		37
JD.com, Inc. ADR (A)	1		57
New Oriental Education & Technology Group, Inc. ADR	—	*	34

			166

Consumer Staples – 0.1%
China Mengniu Dairy Co. Ltd.	10		31
Hengan International Group Co. Ltd.	3		31

			62

Energy – 0.1%
China Petroleum & Chemical Corp., H Shares	38		28
China Shenhua Energy Co. Ltd., H Shares	8		22
CNOOC Ltd.	37		53
PetroChina Co. Ltd., H Shares	44		30

			133

Financials – 0.7%
Bank of Communications Co. Ltd.	19		14
BOC Hong Kong (Holdings) Ltd., H Shares	149		73
China Construction Bank Corp.	148		137
China Life Insurance Co. Ltd., H Shares	16		50
China Merchants Bank Co. Ltd., H Shares	9		34
China Minsheng Banking Corp. Ltd., H Shares	17		17
China Pacific Insurance (Group) Co. Ltd., H Shares	7		33
CITIC Securities Co. Ltd., H Shares	11		23
Industrial and Commercial Bank of China Ltd., H Shares	131		105
Ping An Insurance (Group) Co. of China Ltd., H Shares	10		105

			591

Industrials – 0.0%
China Communications Construction Co. Ltd., H Shares	17		19
China Merchants Holdings (International) Co. Ltd.	9		24

			43

Information Technology – 1.4%
Alibaba Group Holding Ltd. ADR (A)	2		351
Baidu.com, Inc. ADR (A)	1		120
NetEase.com, Inc. ADR	—	*	56
Tencent Holdings Ltd.	10		524

			1,051

Real Estate – 0.0%
China Overseas Land & Investment Ltd.	10		33

Telecommunication Services – 0.1%
China Mobile Ltd.	11		110
China Telecom Corp. Ltd.	32		15
China Unicom Ltd.	18		24

			149

Utilities – 0.0%
China Resources Power Holdings Co. Ltd.	12		22

Total China – 2.8%			$2,250
Denmark

Consumer Discretionary – 0.0%
Pandora Holding A.S.	—	*	28

Financials – 0.1%
Danske Bank A.S.	1		55

Health Care – 0.3%
Genmab A.S. (A)	—	*	26
Novo Nordisk A/S, Class B	3		177
Novozymes A/S, Class B	1		40

			243

Industrials – 0.2%
A.P. Moller - Maersk A/S	—	*	35
DSV A/S	1		45
ISS A/S	1		23
Vestas Wind Systems A/S	—	*	33

			136

Materials – 0.1%
Chr. Hansen Holding A/S	—	*	38

Utilities – 0.0%
DONG Energy A/S	1		29

Total Denmark – 0.7%			$529
Finland

Financials – 0.0%
Sampo plc, A Shares	1		29

Industrials – 0.0%
Kone Oyj, Class B	—	*	22
Wartsila Oyj Abp	—	*	23

			45

Information Technology – 0.1%
Nokia OYJ	11		52

Materials – 0.1%
UPM-Kymmene Corp.	1		34

Total Finland – 0.2%			$160
France

Consumer Discretionary – 0.7%
Accor S.A.	1		30
Compagnie Generale des Etablissements Michelin, Class B	—	*	47
LVMH Moet Hennessy - Louis Vuitton	—	*	146
Peugeot S.A.	1		30
Pinault-Printemps-Redoute S.A.	—	*	76
Publicis Groupe S.A.	1		36
Renault S.A.	—	*	39
Sodexo S.A.	—	*	35
Valeo S.A.	1		38
Vivendi Universal	2		55

			532

Consumer Staples – 0.3%
Carrefour S.A.	1		25
Danone S.A.	1		100
L’Oreal	—	*	100
Pernod Ricard S.A.	—	*	75

			300

Energy – 0.3%
Total S.A.	4		213

Financials – 0.5%
Axa S.A.	3		100
BNP Paribas S.A.	2		147
Credit Agricole Group	2		40
Societe Generale S.A.	1		75

			362

Health Care – 0.3%
Essilor International S.A.	—	*	58
Sanofi-Aventis	2		174

			232

Industrials – 0.7%
Airbus SE	1		106
Bouygues S.A.	1		31
Compagnie de Saint-Gobain	1		58
Legrand S.A.	1		53
Safran	1		70
Schneider Electric S.A.	1		92
Thales	—	*	22
Vinci	1		98

			530

Information Technology – 0.3%
Atos S.A.	—	*	34
Cap Gemini S.A.	—	*	45
Dassault Systemes S.A.	—	*	35

			114

Materials – 0.1%
L Air Liquide S.A.	1		104

Real Estate – 0.3%
Gecina	—	*	37
Klepierre	1		33
Unibail-Rodamco	—	*	55

			125

Telecommunication Services – 0.1%
Orange S.A.	4		63

Utilities – 0.2%
ENGIE	4		61
Veolia Environnement S.A.	1		37

			98

Total France – 3.8%			$2,673
Germany

Consumer Discretionary – 0.5%
adidas AG	—	*	69
Bayerische Motoren Werke AG	1		66
Continental AG	—	*	49
Daimler AG	2		134
Porsche Automobil Holding SE	—	*	32
ProSiebenSat. 1 Media SE	1		24
TUI AG	1		25

			399

Consumer Staples – 0.1%
Beiersdorf Aktiengesellschaft	—	*	37
Henkel AG & Co. KGaA	—	*	24

			61

Financials – 0.6%
Allianz AG, Registered Shares	1		169
Commerzbank AG	2		35
Deutsche Bank AG	4		73
Deutsche Boerse AG	—	*	47
Hannover Ruckversicherungs-Aktiengesellschaft	—	*	14
Munchener Ruckversicherungs-Gesellschaft AG, Registered Shares	—	*	50

			388

Health Care – 0.4%
Bayer AG	1		180
Fresenius Medical Care AG & Co. KGaA	—	*	46
Fresenius SE & Co. KGaA	1		60
Merck KGaA	—	*	26

			312

Industrials – 0.3%
Brenntag AG	—	*	28
Deutsche Post AG	2		88
GEA Group Aktiengesellschaft, Bochum	1		24
Siemens AG	1		178
Thyssenkrupp AG	1		28

			346

Information Technology – 0.3%
Infineon Technologies AG	2		63
SAP AG	2		178

			241

Materials – 0.4%
BASF Aktiengesellschaft	2		167
Covestro AG	—	*	29
HeidelbergCement AG	—	*	29
Lanxess AG	—	*	26
Linde AG (A)	—	*	81
Symrise AG	—	*	29

			361

Real Estate – 0.2%
Deutsche Wohnen AG	1		39
Vonovia SE	1		54

			93

Telecommunication Services – 0.1%
Deutsche Telekom AG, Registered Shares	5		97

Utilities – 0.1%
E.ON AG	5		49
RWE Aktiengesellschaft	1		26

			75

Total Germany – 3.0%			$2,373
Hong Kong

Consumer Discretionary – 0.1%
Techtronic Industries Co. Ltd.	6		39

Consumer Staples – 0.0%
WH Group Ltd.	25		28

Financials – 0.5%
Agricultural Bank of China Ltd., H Shares	58		27
AIA Group Ltd.	22		185
Bank of East Asia Ltd. (The)	7		29
BOC Hong Kong (Holdings) Ltd.	8		43
Hang Seng Bank Ltd.	2		47
Hong Kong Exchanges and Clearing Ltd.	3		87

			418

Health Care – 0.0%
Sinopharm Group Co. Ltd., H Shares	4		19

Industrials – 0.0%
Cheung Kong Infrastructure Holdings Ltd.	3		25
Jardine Matheson Holdings Ltd.	—	*	27
MTR Corp. Ltd.	5		28

			80

Real Estate – 0.8%
Cheung Kong (Holdings) Ltd.	12		126
China Resources Land Ltd.	9		25
Hang Lung Properties Ltd.	16		46
Henderson Land Development Co. Ltd.	6		38
Hongkong Land Holdings Ltd.	4		29
Hysan Development Co. Ltd.	6		33
Link (The)	6		55
New World Development Co. Ltd.	23		34
Sino Land Co. Ltd.	15		26
Sun Hung Kai Properties Ltd.	3		56
Swire Pacific Ltd., Class A	3		25
Wharf (Holdings) Ltd. (The)	10		48
Wheelock and Co. Ltd.	3		24

			565

Utilities – 0.3%
CLP Holdings Ltd.	5		48
Hong Kong & China Gas Co. Ltd.	27		54
Power Assets Holdings Ltd.	4		38

			140

Total Hong Kong – 1.7%			$1,289
India

Consumer Discretionary – 0.1%
Tata Motors Ltd. ADR (A)	2		52

Energy – 0.1%
Reliance Industries Ltd. GDR (B)	4		112

Financials – 0.1%
ICICI Bank Ltd. ADR	7		67

Health Care – 0.1%
Dr. Reddy’s Laboratories Ltd. ADR	1		54

Industrials – 0.1%
Larsen & Toubro Ltd. GDR	5		105

Information Technology – 0.2%
Infosys Technologies Ltd. ADR	7		109
Wipro Ltd. ADR	15		81

			190

Materials – 0.1%
Vedanta Ltd. ADR	3		60

Total India – 0.8%			$640
Indonesia

Consumer Discretionary – 0.0%
PT Astra International Tbk	52		32

Financials – 0.2%
Bank Central Asia Tbk PT	25		40
PT Bank Mandiri (Persero) Tbk	43		25
PT Bank Rakyat Indonesia	145		39

			104

Telecommunication Services – 0.1%
PT Telekomunikasi Indonesia Persero Tbk	113		37

Total Indonesia – 0.3%			$173
Ireland

Consumer Discretionary – 0.0%
Paddy Power Betfair plc	—	*	15

Consumer Staples – 0.1%
Kerry Group plc, Class A	—	*	38

Financials – 0.0%
Bank of Ireland (A)	2		13

Health Care – 0.2%
Medtronic plc	2		182

Industrials – 0.1%
Ingersoll-Rand plc	—	*	36

Information Technology – 0.2%
Accenture plc, Class A	1		143

Materials – 0.1%
CRH plc	1		53
James Hardie Industries plc, Class C	1		22

			75

Total Ireland – 0.7%			$502
Israel

Health Care – 0.0%
Teva Pharmaceutical Industries Ltd. ADR	2		34

Information Technology – 0.0%
Check Point Software Technologies Ltd. (A)	—	*	26

Total Israel – 0.0%			$60
Italy

Consumer Discretionary – 0.0%
Ferrari N.V.	—	*	16
Luxottica Group S.p.A.	—	*	18

			34

Energy – 0.1%
Eni S.p.A.	4		63

Financials – 0.3%
Assicurazioni Generali S.p.A.	2		44
Banca Intesa S.p.A.	26		88
UniCredit S.p.A.	4		70

			202

Industrials – 0.0%
Atlantia S.p.A.	1		30
CNH Industrial N.V.	1		16

			46

Telecommunication Services – 0.0%
Telecom Italia S.p.A. (A)	32		28

Utilities – 0.2%
ENEL S.p.A.	14		83
Snam S.p.A.	6		30
Terna Rete Elettrica Nazionale S.p.A.	5		28

			141

Total Italy – 0.6%			$514
Japan

Consumer Discretionary – 1.5%
Aisin Seiki Co. Ltd.	—	*	25
Bridgestone Corp.	1		57
Denso Corp.	1		55
Dentsu, Inc.	1		23
Fast Retailing Co. Ltd.	—	*	49
Fuji Heavy Industries Ltd.	1		41
Honda Motor Co. Ltd.	3		106
Isuzu Motors Ltd.	2		29
Koito Manufacturing Co. Ltd.	—	*	25
Mazda Motor Corp.	1		15
Nissan Motor Co. Ltd.	3		35
Nitori Co. Ltd.	—	*	25
Oriental Land Co. Ltd.	1		48

Panasonic Corp.	4		64
Rakuten, Inc.	2		19
Sekisui Chemicals Co. Ltd.	1		29
Sekisui House Ltd.	2		31
Shimano, Inc.	—	*	29
Sony Corp.	2		105
Suzuki Motor Corp.	1		38
Toyota Industries Corp.	—	*	29
Toyota Motor Corp.	4		280
Yamaha Motor Co. Ltd.	1		27

			1,184

Consumer Staples – 0.5%
Aeon Co. Ltd.	2		26
Ajinomoto Co., Inc.	2		30
Asahi Breweries Ltd.	1		42
Japan Tobacco, Inc.	2		64
Kao Corp.	1		69
Kirin Brewery Co. Ltd.	2		47
Meiji Holdings Co. Ltd.	—	*	24
Seven & i Holdings Co. Ltd.	1		62
Shiseido Co. Ltd.	1		41
Suntory Beverage & Food Ltd.	1		24
Unicharm Corp.	1		29

			458

Energy – 0.1%
Inpex Corp.	2		30
JXTG Holdings, Inc.	7		45

			75

Financials – 0.9%
Dai-ichi Mutual Life Insurance Co. (The)	2		48
Daiwa Securities Group, Inc.	5		33
Japan Exchange Group, Inc.	1		26
Kabushiki Kaisha Mitsubishi Tokyo Financial Group	22		158
Mizuho Financial Group, Inc.	46		82
MS&AD Insurance Group Holdings, Inc.	1		35
NKSJ Holdings, Inc.	1		32
Nomura Holdings, Inc.	8		49
ORIX Corp.	3		49
Resona Holdings, Inc.	6		34
Sumitomo Mitsui Financial Group, Inc.	2		103
Sumitomo Mitsui Trust Holdings, Inc.	1		35
T&D Holdings, Inc.	2		26
Tokio Marine Holdings, Inc.	1		62

			772

Health Care – 0.7%
Alfresa Holdings Corp.	1		20
Astellas Pharma, Inc.	4		55
Chugai Pharmaceutical Co. Ltd.	1		36
Daiichi Sankyo Co. Ltd.	2		40
Eisai Co. Ltd.	1		45
Olympus Corp.	1		28
Ono Pharmaceutical Co. Ltd.	1		23
Otsuka Holdings Co. Ltd.	1		40
Shionogi & Co. Ltd.	1		41
Sysmex Corp.	—	*	30
Takeda Pharmaceutical Co. Ltd.	1		80
Terumo Corp.	1		34

			472

Industrials – 1.9%
Asahi Glass Co. Ltd.	1		27
Canon, Inc.	2		81
Central Japan Railway Co.	—	*	48
Dai Nippon Printing Co. Ltd.	1		25
Dakin Industries Ltd.	—	*	57
East Japan Railway Co.	1		59
FANUC Ltd.	—	*	87
Hankyu Hanshin Holdings, Inc.	1		29
ITOCHU Corp.	3		50
Kajima Corp.	3		27
Kawasaki Heavy Industries Ltd.	1		23
Keio Corp.	1		23
Kintetsu Group Holdings Co. Ltd.	1		24
Komatsu Ltd.	2		67
Kubota Corp.	2		42
LIXIL Group Corp.	1		21
Marubeni Corp.	4		32
Mitsubishi Corp.	3		79
Mitsubishi Electric Corp.	4		61
Mitsubishi Heavy Industries Ltd.	1		28
Mitsui & Co. Ltd.	3		54
Nihon Densan Kabushiki Kaisha	—	*	66
NSK Ltd.	2		24
Obayashi Corp.	2		25
Odakyu Electric Railway Co. Ltd.	1		26
Recruit Holdings Co. Ltd.	2		53
Ricoh Co. Ltd.	2		20
Secom Co. Ltd.	1		40
Shimizu Corp.	2		23
SMC Corp.	—	*	49
Sumitomo Corp.	3		47
Sumitomo Electric Industries Ltd.	2		32
Taisei Corp.	1		28
Tobu Railway Co. Ltd.	1		35
Tokyo Corp.	1		20
Toppan Printing Co. Ltd.	2		18
Toshiba Corp.	9		24
Toyota Tsusho Corp.	1		28
West Japan Railway Co.	—	*	30

			1,532

Information Technology – 0.7%
FUJIFILM Holdings Corp.	1		39
Fujitsu Ltd.	4		30
Hitachi Ltd.	10		75
Hoya Corp.	1		41
Keyence Corp.	—	*	113
Kyocera Corp.	1		48
Murata Manufacturing Co. Ltd.	—	*	49
Nintendo Co. Ltd.	—	*	75
NTT Data Corp.	2		23

TDK Corp.	—	*	29
Tokyo Electron Ltd.	—	*	60

			582

Materials – 0.6%
Asahi Kasei Corp.	3		39
JFE Holdings, Inc.	1		32
Kuraray Co. Ltd.	2		37
Mitsubishi Chemical Holdings Corp.	4		45
Nippon Steel & Sumitomo Metal Corp.	2		40
Nitto Denko Corp.	—	*	36
Shin-Etsu Chemical Co. Ltd.	1		77
Sumitomo Chemical Co. Ltd.	5		33
Sumitomo Metal Mining Co. Ltd.	1		35
Toray Industries, Inc.	4		40

			414

Real Estate – 0.3%
Daito Trust Construction Co. Ltd.	—	*	32
Daiwa House Industry Co. Ltd.	1		48
Mitsubishi Estate Co. Ltd.	3		46
Mitsui Fudosan Co. Ltd.	2		42
Sumitomo Realty & Development Co. Ltd.	1		33
Tokyu Fudosan Holdings Corp.	3		23

			224

Telecommunication Services – 0.4%
KDDI Corp.	3		76
Nippon Telegraph and Telephone Corp.	1		54
NTT DoCoMo, Inc.	2		52
SoftBank Group Corp.	1		116

			298

Utilities – 0.0%
Chubu Electric Power Co., Inc.	2		24
Kansai Electric Power Co., Inc.	2		25
Osaka Gas Co. Ltd.	1		24
Tokyo Gas Co. Ltd.	1		25

			98

Total Japan – 7.6%			$6,109
Luxembourg

Consumer Discretionary – 0.0%
SES Global S.A.	1		16

Materials – 0.1%
ArcelorMittal	1		45

Total Luxembourg – 0.1%			$61
Macau

Consumer Discretionary – 0.2%
Galaxy Entertainment Group	6		44
Sands China Ltd.	6		33

			77

Total Macau – 0.2%			$77
Malaysia

Consumer Discretionary – 0.0%
Genting Berhad	10		22

Consumer Staples – 0.0%
IOI Corp. Berhad	26		29

Financials – 0.0%
Malayan Banking Berhad	14		34

Industrials – 0.3%
Gamuda Berhad	22		27
IJM Corp. Bhd	47		35
MISC Berhad	14		26
Sime Darby Berhad	54		38

			126

Utilities – 0.1%
Tenaga Nasional Berhad	9		34

Total Malaysia – 0.4%			$245
Mexico

Consumer Discretionary – 0.1%
Grupo Televisa S.A.B. de C.V.	7		26

Consumer Staples – 0.2%
Coca-Cola FEMSA S.A.B. de C.V., Series L	3		23
Fomento Economico Mexicano S.A.B. de C.V.	4		41
Wal-Mart de Mexico S.A.B. de C.V.	14		35

			99

Financials – 0.0%
Grupo Financiero Banorte S.A.B. de C.V.	5		30

Industrials – 0.0%
Alfa S.A.B de C.V.	9		10

Materials – 0.0%
CEMEX S.A.B. de C.V. (A)	36		27
Grupo Mexico S.A.B. de C.V.	9		29

			56

Real Estate – 0.0%
Fibra Uno Administracion S.A. de C.V.	15		22

Telecommunication Services – 0.1%
America Movil S.A.B. de C.V., Series L	68		59

Total Mexico – 0.4%			$302
Netherlands

Consumer Discretionary – 0.1%
Altice N.V., Class A (A)	1		15
Reed Elsevier N.V.	1		33

			48

Consumer Staples – 0.4%
Heineken N.V.	1		52
Koninklijke Ahold Delhaize N.V.	3		58
Unilever N.V., Certicaaten Van Aandelen	3		159

			269

Energy – 0.3%
Royal Dutch Shell plc, Class A	7		249

Financials – 0.3%
Aegon N.V.	4		25
ING Groep N.V., Certicaaten Van Aandelen	7		124
NN Group N.V.	1		32

			181

Health Care – 0.0%
Qiagen N.V.	1		17

Industrials – 0.2%
AerCap Holdings N.V. (A)	—	*	10
Koninklijke Philips Electronics N.V., Ordinary Shares	2		62
Wolters Kluwer N.V.	1		40

			112

Information Technology – 0.3%
ASML Holding N.V., Ordinary Shares	1		129
NXP Semiconductors N.V. (A)	1		65

			194

Materials – 0.2%
Akzo Nobel N.V.	1		45
Royal DSM Heerlen	—	*	43

			88

Telecommunication Services – 0.0%
Koninklijke KPN N.V.	8		28

Total Netherlands – 1.8%			$1,186
Norway

Consumer Staples – 0.0%
Marine Harvest ASA	1		19

Energy – 0.1%
StatoilHydro ASA	2		38

Financials – 0.1%
DNB ASA	2		39
Gjensidige Forsikring ASA	1		15

			54

Industrials – 0.1%
Orkla ASA	3		31

Materials – 0.1%
Norsk Hydro ASA	4		32
Yara International ASA	1		23

			55

Telecommunication Services – 0.0%
Telenor ASA	1		32

Total Norway – 0.4%			$229
Philippines

Financials – 0.0%
Ayala Corp.	1		30

Real Estate – 0.0%
Ayala Land, Inc.	34		31
SM Prime Holdings, Inc.	40		30

			61

Total Philippines – 0.0%			$91
Poland

Energy – 0.0%
Polski Koncern Naftowy Orlen S.A.	1		30

Financials – 0.1%
PKO Bank Polski S.A.	3		44
Powszechny Zaklad Ubezpieczen S.A.	2		29

			73

Total Poland – 0.1%			$103
Portugal

Energy – 0.0%
Galp Energia SGPS S.A., Class B	2		29

Utilities – 0.0%
EDP - Energias de Portugal S.A.	9		30

Total Portugal – 0.0%			$59
Russia

Consumer Staples – 0.0%
Magnit PJSC GDR	1		26

Energy – 0.3%
OAO Novatek GDR	—	*	34
Open Joint Stock Co. Gazprom ADR	11		50

PJSC LUKOIL ADR	1		55
Tatneft PJSC	1		36

			175

Financials – 0.1%
Sberbank of Russia PJSC ADR	5		82

Materials – 0.0%
OJSC PhosAgro GDR	2		27

Telecommunication Services – 0.0%
Mobile TeleSystems OJSC ADR	3		27

Total Russia – 0.4%			$337
Singapore

Consumer Discretionary – 0.0%
Genting Singapore plc	27		27
Singapore Press Holdings Ltd.	10		20

			47

Financials – 0.3%
DBS Group Holdings Ltd.	4		73
Oversea-Chinese Banking Corp. Ltd.	7		62
United Overseas Bank Ltd.	3		60

			195

Industrials – 0.0%
ComfortDelGro Corp. Ltd.	6		9
Keppel Corp. Ltd.	5		29
Singapore Technologies Engineering Ltd.	9		21

			59

Information Technology – 0.0%
Flextronics International Ltd. (A)	1		25

Real Estate – 0.2%
Ascendas Real Estate Investment Trust	19		39
CapitaMall Trust	17		26
Global Logistic Properties Ltd.	13		34

			99

Telecommunication Services – 0.1%
Singapore Telecommunications Ltd.	13		35

Total Singapore – 0.6%			$460
South Africa

Consumer Discretionary – 0.3%
Naspers Ltd., Class N	1		221
Steinhoff International Holdings N.V., Class H	5		2

			223

Consumer Staples – 0.0%
Bid Corp. Ltd.	1		30

Energy – 0.1%
Sasol Ltd.	1		46

Financials – 0.4%
FirstRand Ltd.	10		52
Remgro Ltd.	2		44
Sanlam Ltd.	6		42
Standard Bank Group Ltd.	3		55

			193

Health Care – 0.0%
Aspen Pharmacare Holdings Ltd.	1		29
Life Healthcare Group Holdings Ltd.	9		20

			49

Real Estate – 0.1%
Growthpoint Properties Ltd.	20		44

Telecommunication Services – 0.1%
MTN Group Ltd.	4		49

Total South Africa – 1.0%			$634
South Korea

Consumer Discretionary – 0.1%
Coway Co. Ltd.	—	*	21
Hyundai Mobis (A)	—	*	32
Hyundai Motor Co.	—	*	56
Kangwon Land, Inc. (A)	1		17
Kia Motors Corp. (A)	1		25
LG Electronics, Inc.	—	*	30

			181

Consumer Staples – 0.0%
Amorepacific Corp. (A)	—	*	24
Korea Tobacco & Ginseng Corp.	—	*	31
LG Household & Health Care Ltd. (A)	—	*	29

			84

Energy – 0.1%
SK Energy Co. Ltd.	—	*	35

Financials – 0.3%
Hana Financial Group, Inc.	1		37
KB Financial Group, Inc.	1		53
Samsung Fire & Marine Insurance Co. Ltd. (A)	—	*	29
Samsung Life Insurance Co. Ltd. (A)	—	*	26
Shinhan Financial Group Co. Ltd.	1		47
Woori Finance Holdings Co. Ltd.	2		26

			218

Health Care – 0.0%
Celltrion, Inc. (A)	—	*	35

Industrials – 0.1%
LG Corp. (A)	—	*	31
Samsung C&T Corp. (A)	—	*	24

			55

Information Technology – 0.7%
Naver Corp. (A)	—	*	53
Samsung Electronics Co. Ltd.	—	*	399
Samsung SDI Co. Ltd.	—	*	27
SK C&C Co. Ltd. (A)	—	*	25
SK hynix, Inc.	1		77

			581

Materials – 0.2%
Honam Petrochemical Corp. (A)	—	*	13
Hyundai Steel Co. (A)	—	*	22
LG Chem Ltd.	—	*	42
POSCO	—	*	52

			129

Utilities – 0.0%
Korea Electric Power Corp.	1		21

Total South Korea – 1.5%			$1,339
Spain

Consumer Discretionary – 0.1%
Industria de Diseno Textil S.A.	2		61

Energy – 0.1%
Repsol YPF S.A.	2		32

Financials – 0.3%
Banco Bilbao Vizcaya Argentaria S.A.	11		96
Banco de Sabadell S.A.	13		25
Banco Santander S.A.	28		183
Bankinter S.A.	2		20
CaixaBank S.A.	7		34

			358

Health Care – 0.0%
Grifols S.A.	1		26

Industrials – 0.1%
Abertis Infraestructuras S.A.	1		32
ACS Actividades de Construccion y Servicios S.A.	1		21
Aena S.A.	—	*	30
Ferrovial S.A.	1		24

			107

Information Technology – 0.1%
Amadeus IT Holding S.A.	1		60

Telecommunication Services – 0.1%
Telefonica S.A.	7		72

Utilities – 0.1%
Enagas S.A.	1		22
Gas Natural SDG S.A.	1		17
Iberdrola S.A.	10		78
Red Electrica Corp. S.A.	1		26

			143

Total Spain – 0.9%			$859
Sweden

Consumer Discretionary – 0.0%
Autoliv, Inc.	—	*	14
H & M Hennes & Mauritz AB	2		37

			51

Consumer Staples – 0.1%
Svenska Cellulosa Aktiebolaget SCA (publ), Class B (A)	1		36
Swedish Match AB	1		27

			63

Financials – 0.3%
Investor AB, B Shares	1		41
Nordea Bank AB	5		64
Skandinaviska Enskilda Banken AB, Series A	3		34
Svenska Handelsbanken AB, Class A	3		38
Swedbank AB	1		33

			210

Industrials – 0.4%
AB Volvo, Class B	3		60
Assa Abloy AB, Class B	2		41
Atlas Copco AB, Class A	2		80
Sandvik AB	2		41
Skanska AB, Class B	1		17
SKF AB, Class B	1		26

			265

Information Technology – 0.1%
Hexagon AB, Class B	1		31
Telefonaktiebolaget LM Ericsson, B Shares	7		43

			74

Materials – 0.0%
Boliden AB	1		27

Telecommunication Services – 0.0%
TeliaSonera AB	5		23

Total Sweden – 0.9%			$713
Switzerland

Consumer Discretionary – 0.2%
Compagnie Financiere Richemont S.A.	1		90
Dufry AG (A)	—	*	21
Swatch Group Ltd. (The), Bearer Shares	—	*	38

			149

Consumer Staples – 0.6%
Nestle S.A., Registered Shares	5		458

Financials – 0.7%
ACE Ltd.	1		105
Credit Suisse Group AG, Registered Shares	5		82
Julius Baer Group Ltd.	1		39
Swiss Life Holding Zurich	—	*	32
Swiss Re Ltd.	1		54
UBS Group AG	6		119
Zurich Financial Services, Registered Shares	—	*	73

			504

Health Care – 1.0%
Givaudan S.A., Registered Shares	—	*	56
Lonza Group Ltd., Registered Shares	—	*	53
Novartis AG, Registered Shares	4		323
Roche Holdings AG, Genusscheine	1		305
Sonova Holding AG	—	*	26

			763

Industrials – 0.4%
ABB Ltd.	4		95
Adecco S.A.	—	*	35
Ferguson plc	1		48
Geberit AG, Registered	—	*	42
SGS S.A.	—	*	44

			264

Information Technology – 0.1%
STMicroelectronics N.V.	2		36
TE Connectivity Ltd.	1		64

			100

Materials – 0.1%
LafargeHolcim Ltd.	1		49

Real Estate – 0.0%
Swiss Prime Site AG, Registered	—	*	28

Total Switzerland – 3.1%			$2,315
Taiwan

Consumer Staples – 0.0%
Uni-President Enterprises Corp.	13		29

Financials – 0.2%
Cathay Financial Holding Co. Ltd.	19		34
Chailease Holding Co. Ltd.	9		27
China Development Financial Holding Corp.	100		34
Chinatrust Financial Holding Co. Ltd.	46		32
Fubon Financial Holding Co. Ltd.	17		30
Mega Financial Holding Co.	33		26
Yuanta Financial Holdings Co. Ltd.	68		31

			214

Information Technology – 0.5%
Advanced Semiconductor Engineering, Inc.	20		26
Asustek Computer, Inc.	3		26
Catcher Technology Co. Ltd.	2		24
Delta Electronics, Inc.	5		26
Hon Hai Precision Industry Co. Ltd.	29		92
Largan Precision Co. Ltd.	—	*	35
MediaTek, Inc.	4		37
Taiwan Semiconductor Manufacturing Co. Ltd.	44		334

			600

Materials – 0.0%
China Steel Corp.	36		30
Formosa Chemicals & Fiber Corp.	6		21
Formosa Plastics Corp.	11		36
Nan Ya Plastics Corp.	12		32
Taiwan Cement Corp.	13		16

			135

Telecommunication Services – 0.0%
Chunghwa Telecom Co. Ltd.	7		25

Total Taiwan – 0.7%			$1,003
Thailand

Consumer Staples – 0.0%
CP ALL plc	14		32

Energy – 0.0%
PTT Public Co. Ltd.	2		26

Financials – 0.0%
Kasikornbank Public Co. Ltd.	5		34
Siam Commercial Bank Public Co. Ltd.	5		25

			59

Industrials – 0.1%
Airports of Thailand Public Co. Ltd.	17		36

Materials – 0.0%
Siam Cement Public Co. Ltd.	1		15

Telecommunication Services – 0.0%
Advanced Info Service Public Co. Ltd.	4		25

Total Thailand – 0.1%			$193
United Kingdom

Consumer Discretionary – 0.5%
Barratt Developments plc	3		24
British Sky Broadcasting Group plc	3		37
Burberry Group plc	1		26
Carnival plc	—	*	15
Compass Group plc	3		59
Delphi Automotive plc	—	*	42
Fiat S.p.A. (A)	1		26

InterContinental Hotels Group plc	1		32
ITV plc	9		21
Kingfisher plc	4		18
Marks and Spencer Group plc	3		13
NEXT plc	—	*	20
Pearson plc	2		20
Persimmon plc	1		31
Taylor Wimpey plc	9		26
Whitbread plc	—	*	17
WPP Group plc	2		44

			471

Consumer Staples – 1.2%
Associated British Foods plc	1		31
British American Tobacco plc	4		265
Coca-Cola HBC AG	1		34
Diageo plc	5		166
Imperial Tobacco Group plc	2		75
Reckitt Benckiser Group plc	1		108
Tesco plc	16		45
Unilever plc	2		118
Wm Morrison Supermarkets plc	5		15

			857

Energy – 0.6%
BP plc	33		229
FMC Technologies, Inc.	1		24
Royal Dutch Shell plc, Class B	6		209

			462

Financials – 1.0%
3i Group plc	3		34
Aviva plc	6		43
Barclays plc	30		83
HSBC Holdings plc	33		345
Investec plc	2		13
Legal & General Group plc	6		24
Lloyds Banking Group plc	121		111
London Stock Exchange Group plc, New Ordinary Shares	1		34
Old Mutual plc	9		28
Prudential plc	4		109
Royal Bank of Scotland Group plc (The) (A)	7		25
RSA Insurance Group plc	2		16
Standard Chartered plc	6		62
Standard Life Aberdeen plc	5		30
Willis Towers Watson plc	—	*	37

			994

Health Care – 0.5%
AstraZeneca plc	2		155
GlaxoSmithKline plc	8		145
Smith & Nephew plc	2		33

			333

Industrials – 0.6%
Ashtead Group plc	1		33
BAE Systems plc	6		44
Bunzl plc	1		22
Experian plc	2		42
IHS Markit Ltd. (A)	1		36
Intertek Group plc	—	*	34
Pentair, Inc.	—	*	21
RELX plc	2		43
Rolls-Royce Group plc	127		39

			314

Information Technology – 0.0%
Sage Group plc	3		29

Materials – 0.5%
Anglo American plc	2		51
BHP Billiton plc	4		73
Glencore International plc	22		116
Johnson Matthey plc	—	*	20
Mondi plc	1		23
Randgold Resources Ltd.	—	*	25
Rio Tinto Ltd.	1		43
Rio Tinto plc	2		111

			462

Real Estate – 0.1%
British Land Co. plc (The)	2		17
Hammerson plc	3		21
Land Securities Group plc	2		25

			63

Telecommunication Services – 0.3%
BT Group plc	16		58
Vodafone Group plc	44		140

			198

Utilities – 0.1%
Centrica plc	9		16
National Grid plc	6		72
Severn Trent plc	1		22
SSE plc	2		33
United Utilities Group plc	2		19

			162

Total United Kingdom – 5.4%			$4,345
United States

Consumer Discretionary – 6.3%
Advance Auto Parts, Inc.	—	*	11
Amazon.com, Inc. (A)	1		823
AutoZone, Inc. (A)	—	*	40

Best Buy Co., Inc.	1		38
BorgWarner, Inc.	1		27
CarMax, Inc. (A)	—	*	29
Carnival Corp.	1		39
CBS Corp., Class B	1		33
Charter Communications, Inc., Class A (A)	—	*	116
Chipotle Mexican Grill, Inc., Class A (A)	—	*	15
Coach, Inc.	1		24
Comcast Corp., Class A	8		314
D.R. Horton, Inc.	1		43
Discovery Communications, Inc. (A)	1		21
DISH Network Corp., Class A (A)	—	*	21
Dollar General Corp.	1		50
Dollar Tree, Inc. (A)	—	*	53
Expedia, Inc.	—	*	32
Ford Motor Co.	6		80
General Motors Co.	2		94
Genuine Parts Co.	—	*	26
Hanesbrands, Inc.	1		16
Harley-Davidson, Inc.	—	*	17
Hasbro, Inc.	—	*	26
Home Depot, Inc. (The)	2		379
Kohl’s Corp.	—	*	17
Las Vegas Sands, Inc.	1		48
Lear Corp.	—	*	27
Lennar Corp.	1		34
Liberty Global, Inc., Series A (A)	—	*	10
Liberty Global, Inc., Series C (A)	1		33
Liberty Media Corp., Class C (A)	1		24
Liberty Media Corp., Liberty Interactive Series A (A)	1		26
Limited Brands, Inc.	1		31
LKQ Corp. (A)	1		34
Lowe’s Co., Inc.	1		134
Macy’s, Inc.	1		13
Marriott International, Inc., Class A	1		84
Mattel, Inc.	1		10
McDonalds Corp.	1		228
MGM Resorts International	1		27
Mohawk Industries, Inc. (A)	—	*	40
Netflix, Inc. (A)	1		154
Newell Rubbermaid, Inc.	1		31
NIKE, Inc., Class B	2		145
Norwegian Cruise Line Holdings Ltd. (A)	—	*	23
Omnicom Group, Inc.	—	*	23
O’Reilly Automotive, Inc. (A)	—	*	41
priceline.com, Inc. (A)	—	*	148
Ross Stores, Inc.	1		61
Royal Caribbean Cruises Ltd.	—	*	41
Sirius XM Holdings, Inc.	5		24
Snap-on, Inc.	—	*	22
Starbucks Corp.	2		136
Target Corp.	1		66
Tesla Motors, Inc. (A)	—	*	78
Tiffany & Co.	—	*	26
Time Warner, Inc.	1		113
TJX Cos., Inc. (The)	1		77
Tractor Supply Co.	—	*	24
Twenty-First Century Fox, Inc.	1		26
Twenty-First Century Fox, Inc., Class A	2		62
Ulta Beauty, Inc. (A)	—	*	27
V.F. Corp.	1		52
Viacom, Inc., Class B	1		24
Walt Disney Co. (The)	3		273
Whirlpool Corp.	—	*	22
Wyndham Worldwide Corp.	—	*	34
YUM! Brands, Inc.	1		68

			5,008

Consumer Staples – 4.2%
Altria Group, Inc.	3		226
Archer Daniels Midland Co.	1		42
Brown-Forman Corp., Class B	1		35
Campbell Soup Co.	—	*	14
Church & Dwight Co., Inc.	1		31
Clorox Co. (The)	—	*	36
Coca-Cola Co. (The)	7		299
Colgate-Palmolive Co.	1		106
ConAgra Foods, Inc.	1		29
Constellation Brands, Inc.	—	*	70
Costco Wholesale Corp.	1		140
Coty, Inc., Class A	1		20
CVS Caremark Corp.	2		128
Dr Pepper Snapple Group, Inc.	—	*	34
Estee Lauder Co., Inc. (The), Class A	—	*	61
General Mills, Inc.	1		62
Hershey Foods Corp.	—	*	32
Hormel Foods Corp.	1		23
Ingredion, Inc.	—	*	21
J.M. Smucker Co. (The)	—	*	31
Kellogg Co.	—	*	32
Kimberly-Clark Corp.	1		75
Kraft Foods Group, Inc.	1		73
Kroger Co. (The)	2		47
McCormick & Co., Inc.	—	*	26
Molson Coors Brewing Co., Class B	—	*	25
Mondelez International, Inc., Class A	3		107
Monster Beverage Corp. (A)	1		48
PepsiCo, Inc.	2		272
Philip Morris International, Inc.	3		280
Procter & Gamble Co. (The)	4		376
Sysco Corp.	1		51
Tyson Foods, Inc.	1		46
Walgreen Co.	2		112
Wal-Mart Stores, Inc.	2		246

			3,256

Energy – 3.2%
Anadarko Petroleum Corp.	1		58
Andeavor	—	*	41
Apache Corp.	1		31
Baker Hughes, Inc.	1		25
Cabot Oil & Gas Corp.	1		30
CF Industries Holdings, Inc.	1		26
Cheniere Energy, Inc. (A)	1		28
Chevron Corp.	3		384
Cimarex Energy Co.	—	*	29
Concho Resources, Inc. (A)	—	*	46
ConocoPhillips	2		115

Devon Energy Corp.	1		44
Diamondback Energy, Inc. (A)	—	*	31
EOG Resources, Inc.	1		107
Equitable Resources, Inc.	1		31
Exxon Mobil Corp.	7		583
Halliburton Co.	2		80
Hess Corp.	1		30
Kinder Morgan, Inc.	3		62
Marathon Oil Corp.	2		36
Marathon Petroleum Corp.	1		69
National Oilwell Varco, Inc.	1		31
Newfield Exploration Co. (A)	1		21
Noble Energy, Inc.	1		30
Occidental Petroleum Corp.	1		95
ONEOK, Inc.	1		39
Phillips 66	1		79
Pioneer Natural Resources Co.	—	*	59
Schlumberger Ltd.	2		157
Targa Resources Corp.	—	*	24
Valero Energy Corp.	1		80
Williams Co., Inc. (The)	1		45

			2,546

Financials – 7.7%
Affiliated Managers Group, Inc.	—	*	39
Aflac, Inc.	1		53
Alleghany Corp. (A)	—	*	26
Allstate Corp. (The)	1		65
Ally Financial, Inc.	1		33
American Capital Agency Corp.	2		36
American Express Co.	1		127
American International Group, Inc.	1		86
Ameriprise Financial, Inc.	—	*	55
Annaly Capital Management, Inc.	3		33
Aon plc	—	*	56
Arthur J. Gallagher & Co.	—	*	30
Bank of America Corp.	17		507
Bank of New York Mellon Corp. (The)	2		92
BB&T Corp.	1		71
Berkshire Hathaway, Inc., Class B (A)	2		404
BlackRock, Inc., Class A	—	*	106
Brighthouse Financial, Inc. (A)	—	*	12
Capital One Financial Corp.	1		85
Charles Schwab Corp. (The)	2		111
Cincinnati Financial Corp.	—	*	28
CIT Group, Inc.	—	*	19
Citigroup, Inc.	5		341
Citizens Financial Group, Inc.	1		46
CME Group, Inc.	1		85
Comerica, Inc.	—	*	40
Credicorp Ltd.	—	*	39
Discover Financial Services	1		51
E*TRADE Financial Corp. (A)	1		39
Fidelity National Information Services, Inc.	1		52
Fifth Third Bancorp	2		47
First Republic Bank	—	*	31
FNF Group	1		40
Franklin Resources, Inc.	1		27
Goldman Sachs Group, Inc. (The)	1		156
Hartford Financial Services Group, Inc. (The)	1		33
Huntington Bancshares, Inc.	3		41
Intercontinental Exchange, Inc.	1		67
Invesco Ltd.	1		39
JPMorgan Chase & Co.	6		635
KeyCorp	2		45
Leucadia National Corp.	1		24
Lincoln National Corp.	—	*	31
Loews Corp.	—	*	18
M&T Bank Corp.	—	*	46
Markel Corp. (A)	—	*	35
Marsh & McLennan Cos., Inc.	1		67
MetLife, Inc.	1		74
Moody’s Corp.	—	*	52
Morgan Stanley	2		125
MSCI, Inc., Class A	—	*	34
NASDAQ, Inc.	—	*	21
New York Community Bancorp, Inc.	1		18
Northern Trust Corp.	—	*	46
PNC Financial Services Group, Inc. (The)	1		119
Principal Financial Group, Inc.	—	*	34
Progressive Corp. (The)	1		65
Prudential Financial, Inc.	1		83
Raymond James Financial, Inc.	—	*	32
Regions Financial Corp.	2		42
Reinsurance Group of America, Inc.	—	*	27
S&P Global, Inc.	—	*	76
Signature Bank (A)	—	*	25
State Street Corp.	1		65
SunTrust Banks, Inc.	1		62
Synchrony Financial	2		63
T. Rowe Price Group, Inc.	1		54
TD Ameritrade Holding Corp.	1		32
Travelers Co., Inc. (The)	—	*	62
U.S. Bancorp	3		144
Unum Group	1		31
Voya Financial, Inc.	—	*	24
Wells Fargo & Co.	8		483
XL Group Ltd.	1		18

			6,060

Health Care – 7.0%
Abbott Laboratories	3		164
AbbVie, Inc.	3		266
Aetna, Inc.	1		109

Agilent Technologies, Inc.	1		45
Alexion Pharmaceuticals, Inc. (A)	—	*	50
Align Technology, Inc. (A)	—	*	42
Alkermes plc (A)	—	*	22
Allergan plc	1		97
AmerisourceBergen Corp.	—	*	25
Amgen, Inc.	1		217
Anthem, Inc.	—	*	105
Baxter International, Inc.	1		52
Becton Dickinson & Co.	—	*	97
Biogen, Inc. (A)	—	*	121
BioMarin Pharmaceutical, Inc. (A)	—	*	34
Boston Scientific Corp. (A)	2		57
Bristol-Myers Squibb Co.	3		176
Cardinal Health, Inc.	1		39
Celgene Corp. (A)	1		144
Centene Corp. (A)	—	*	38
Cerner Corp. (A)	1		39
Cigna Corp.	—	*	89
Cooper Cos., Inc. (The)	—	*	26
Da Vita, Inc. (A)	—	*	23
Danaher Corp.	1		88
Dentsply Sirona, Inc.	1		37
Edwards Lifesciences Corp. (A)	—	*	48
Eli Lilly and Co.	2		143
Envision Healthcare Holdings, Inc. (A)	—	*	13
Express Scripts, Inc. (A)	1		70
Gilead Sciences, Inc.	2		163
HCA Holdings, Inc. (A)	1		45
Henry Schein, Inc. (A)	—	*	21
Hologic, Inc. (A)	1		29
Humana, Inc.	—	*	62
IDEXX Laboratories, Inc. (A)	—	*	33
Illumina, Inc. (A)	—	*	61
Incyte Corp. (A)	—	*	34
Intuitive Surgical, Inc. (A)	—	*	87
Jazz Pharmaceuticals plc (A)	—	*	24
Johnson & Johnson	5		631
Laboratory Corp. of America Holdings (A)	—	*	35
McKesson Corp.	—	*	60
Merck & Co., Inc.	5		259
Mettler-Toledo International, Inc. (A)	—	*	34
Mylan, Inc. (A)	1		43
Perrigo Co. Ltd.	—	*	26
Pfizer, Inc.	10		357
Quest Diagnostics, Inc.	—	*	31
Quintiles Transnational Holdings, Inc. (A)	—	*	32
Regeneron Pharmaceuticals, Inc. (A)	—	*	55
ResMed, Inc.	—	*	24
Shire plc	2		89
Stryker Corp.	1		86
Teleflex, Inc.	—	*	30
Thermo Fisher Scientific, Inc.	1		130
UnitedHealth Group, Inc.	2		359
Universal Health Services, Inc., Class B	—	*	19
Varian Medical Systems, Inc. (A)	—	*	24
Vertex Pharmaceuticals, Inc. (A)	—	*	70
Waters Corp. (A)	—	*	30
Zimmer Holdings, Inc.	—	*	49
Zoetis, Inc.	1		69

			5,577

Industrials – 4.7%
3M Co.	1		236
Acuity Brands, Inc.	—	*	13
AMETEK, Inc.	1		40
Arconic, Inc.	1		28
Boeing Co. (The)	1		287
C.H. Robinson Worldwide, Inc.	—	*	23
Caterpillar, Inc.	1		164
Cintas Corp.	—	*	30
CSX Corp.	2		95
Cummins, Inc.	—	*	57
Deere & Co.	—	*	74
Delta Air Lines, Inc.	—	*	21
Dover Corp.	—	*	36
Eaton Corp.	1		62
Emerson Electric Co.	1		79
Equifax, Inc.	—	*	31
Expeditors International of Washington, Inc.	—	*	31
Fastenal Co.	1		33
FedEx Corp.	—	*	108
Flowserve Corp.	—	*	16
Fluor Corp.	—	*	20
Fortive Corp.	1		43
Fortune Brands Home & Security, Inc.	—	*	29
General Dynamics Corp.	—	*	82
General Electric Co.	15		253
Honeywell International, Inc.	1		172
Huntington Ingalls Industries, Inc.	—	*	28
Illinois Tool Works, Inc.	1		85
J.B. Hunt Transport Services, Inc.	—	*	26
Jacobs Engineering Group, Inc.	—	*	17
Johnson Controls, Inc.	2		65
L3 Technolgies, Inc.	—	*	38
Lockheed Martin Corp.	—	*	127
Masco Corp.	1		36
Middleby Corp. (A)	—	*	22
Nielsen Holdings plc	1		22
Norfolk Southern Corp.	1		77
Northrop Grumman Corp.	—	*	81
PACCAR, Inc.	1		48
Parker Hannifin Corp.	—	*	56
Raytheon Co.	—	*	89

Republic Services, Inc., Class A	—	*	29
Rockwell Automation, Inc.	—	*	58
Rockwell Collins, Inc.	—	*	49
Roper Industries, Inc.	—	*	54
Sensata Technologies Holding N.V. (A)	1		31
Southwest Airlines Co.	—	*	22
Stanley Black & Decker, Inc.	—	*	48
Stericycle, Inc. (A)	—	*	17
Textron, Inc.	1		30
TransDigm Group, Inc.	—	*	38
Union Pacific Corp.	1		186
United Parcel Service, Inc., Class B	1		134
United Rentals, Inc. (A)	—	*	37
United Technologies Corp.	1		150
Verisk Analytics, Inc., Class A (A)	—	*	31
W.W. Grainger, Inc.	—	*	26
Waste Management, Inc.	1		62
Westinghouse Air Brake Technologies Corp.	—	*	22
Xylem, Inc.	—	*	32

			3,936

Information Technology – 12.1%
Activision Blizzard, Inc.	1		83
Adobe Systems, Inc. (A)	1		156
Advanced Micro Devices, Inc. (A)	2		19
Akamai Technologies, Inc. (A)	—	*	26
Alliance Data Systems Corp.	—	*	23
Alphabet, Inc., Class A (A)	1		538
Alphabet, Inc., Class C (A)	1		562
Amphenol Corp., Class A	1		50
Analog Devices, Inc.	1		64
Apple, Inc.	9		1,498
Applied Materials, Inc.	2		100
Autodesk, Inc. (A)	—	*	46
Automatic Data Processing, Inc.	1		88
Broadcom Corp., Class A	1		186
CA, Inc.	1		19
Cadence Design Systems, Inc. (A)	1		29
CDW Corp.	—	*	26
Cisco Systems, Inc.	8		323
Citrix Systems, Inc. (A)	—	*	32
Cognizant Technology Solutions Corp., Class A	1		76
Computer Sciences Corp.	—	*	47
Corning, Inc.	2		60
Dell Technologies, Inc., Class V (A)	—	*	31
eBay, Inc. (A)	2		68
Electronic Arts, Inc. (A)	1		60
Facebook, Inc., Class A (A)	4		722
Fiserv, Inc. (A)	—	*	45
FleetCor Technologies, Inc. (A)	—	*	42
Garter, Inc., Class A (A)	—	*	26
Global Payments, Inc.	—	*	36
Harris Corp.	—	*	38
Hewlett Packard Enterprise Co.	3		44
Hewlett-Packard Co.	3		63
Intel Corp.	8		370
International Business Machines Corp.	1		214
Intuit, Inc.	—	*	66
Juniper Networks, Inc.	1		24
KLA-Tencor Corp.	—	*	31
Lam Research Corp.	—	*	60
MasterCard, Inc., Class A	2		241
Maxim Integrated Products, Inc.	1		29
Microchip Technology, Inc.	1		48
Micron Technology, Inc. (A)	2		80
Microsoft Corp.	12		1,054
Motorola, Inc.	—	*	33
NetApp, Inc.	1		35
NVIDIA Corp.	1		202
Oracle Corp.	5		244
Palo Alto Networks, Inc. (A)	—	*	31
Paychex, Inc.	1		39
PayPal, Inc. (A)	2		154
QUALCOMM, Inc.	3		167
Red Hat, Inc. (A)	—	*	47
RF Micro Devices, Inc. (A)	—	*	21
salesforce.com, Inc. (A)	1		121
Seagate Technology	1		26
ServiceNow, Inc. (A)	—	*	49
Skyworks Solutions, Inc.	—	*	39
Splunk, Inc. (A)	—	*	30
Symantec Corp.	1		36
Texas Instruments, Inc.	2		176
Total System Services, Inc.	—	*	31
Trimble Navigation Ltd. (A)	1		28
Twitter, Inc. (A)	1		32
Vantiv, Inc., Class A (A)	—	*	27
VeriSign, Inc.	—	*	31
Visa, Inc., Class A	3		348
Western Digital Corp.	1		44
Western Union Co. (The)	1		20
Workday, Inc., Class A (A)	—	*	32
Xilinx, Inc.	1		38

			9,524

Materials – 1.7%
Air Products and Chemicals, Inc.	—	*	65
Albemarle Corp.	—	*	30
Avery Dennison Corp.	—	*	29
Axalta Coating Systems Ltd. (A)	1		18
Ball Corp.	1		24
Celanese Corp., Series A	—	*	32
Dow Chemical Co. (The)	4		282
Eastman Chemical Co.	—	*	33
Ecolab, Inc.	—	*	51
FMC Corp.	—	*	37
Freeport-McMoRan Copper & Gold, Inc., Class B (A)	3		53
International Flavors & Fragrances, Inc.	—	*	29
International Paper Co.	1		42
LyondellBasell Industries N.V., Class A	1		66
Martin Marietta Materials, Inc.	—	*	27
Monsanto Co.	1		79
Mosaic Co. (The)	1		21

Newmont Mining Corp.	1		40
Nucor Corp.	1		36
Packaging Corp. of America	—	*	32
PPG Industries, Inc.	—	*	57
Praxair, Inc.	—	*	77
Sealed Air Corp.	—	*	22
Sherwin-Williams Co. (The)	—	*	68
Vulcan Materials Co.	—	*	33
WestRock Co.	—	*	31
Weyerhaeuser Co.	1		53

			1,367

Real Estate – 1.2%
American Tower Corp., Class A	1		106
AvalonBay Communities, Inc.	—	*	39
Boston Properties, Inc.	—	*	36
Brixmor Property Group, Inc.	1		15
CB Richard Ellis Group, Inc. (A)	1		34
Crown Castle International Corp.	1		81
Digital Realty Trust, Inc.	—	*	45
Duke Realty Corp.	1		24
Equinix, Inc.	—	*	64
Equity Residential	1		38
Essex Property Trust, Inc.	—	*	30
Extra Space Storage, Inc.	—	*	27
Federal Realty Investment Trust	—	*	24
GGP, Inc.	1		29
HCP, Inc.	1		27
Hilton Worldwide Holdings, Inc.	—	*	37
Host Hotels & Resorts, Inc.	2		32
Iron Mountain, Inc.	1		24
Kimco Realty Corp.	1		19
Macerich Co. (The)	—	*	21
Mid-America Apartment Communities, Inc.	—	*	25
ProLogis, Inc.	1		59
Public Storage, Inc.	—	*	54
Realty Income Corp.	—	*	26
Regency Centers Corp.	—	*	24
Simon Property Group, Inc.	1		87
UDR, Inc.	1		25
Ventas, Inc.	1		37
Vornado Realty Trust	—	*	25
Welltower, Inc.	1		34

			1,148

Telecommunication Services – 1.2%
AT&T, Inc.	10		396
CenturyLink, Inc.	2		38
MetroPCS Communications, Inc. (A)	1		32
SBA Communications Corp. (A)	—	*	38
Verizon Communications, Inc.	7		357

			861

Utilities – 1.4%
AES Corp. (The)	1		15
Alliant Energy Corp.	1		22
Ameren Corp.	—	*	27
American Electric Power Co., Inc.	1		56
American Water Works Co., Inc.	—	*	37
Atmos Energy Corp.	—	*	19
CenterPoint Energy, Inc.	1		20
CMS Energy Corp.	1		24
Consolidated Edison, Inc.	—	*	39
Dominion Energy, Inc.	1		80
DTE Energy Co.	—	*	29
Duke Energy Corp.	1		88
Edison International	1		32
Entergy Corp.	—	*	29
Eversource Energy	1		32
Exelon Corp.	1		57
FirstEnergy Corp.	1		23
NextEra Energy, Inc.	1		114
NiSource, Inc.	1		23
PG&E Corp.	1		40
PPL Corp.	1		33
Public Service Enterprise Group, Inc.	1		43
SCANA Corp.	—	*	9
Sempra Energy	—	*	40
Southern Co. (The)	2		76
UGI Corp.	—	*	15
WEC Energy Group, Inc.	1		36
Xcel Energy, Inc.	1		38

			1,096

Total United States – 50.7%			$40,379

TOTAL COMMON STOCKS – 97.0%			$77,591
(Cost: $71,772)

INVESTMENT FUNDS
United States – 2.2%
iShares MSCI ACWI ETF	25		1,799

TOTAL INVESTMENT FUNDS – 2.2%			$1,799
(Cost: $1,798)

PREFERRED STOCKS
Germany

Consumer Discretionary – 0.1%
Volkswagen AG, 2.260%	—	*	71

Consumer Staples – 0.1%
Henkel AG & Co. KGaA	—	*	44

Total Germany – 0.2%			$115

South Korea

Information Technology – 0.1%
Samsung Electronics Co. Ltd.	—	*	62

Total South Korea – 0.1%			$62

TOTAL PREFERRED STOCKS – 0.3%			$177
(Cost: $158)

SHORT-TERM SECURITIES	Principal
Master Note – 0.0%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps)
1.740%, 1–5–18 (C)	$9		9

TOTAL SHORT-TERM SECURITIES – 0.0%			$9
(Cost: $9)

TOTAL INVESTMENT SECURITIES – 99.5%			$79,576
(Cost: $73,737)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.5%			381

NET ASSETS – 100.0%			$79,957

Notes to Schedule of Investments

*	Not shown due to rounding.

(A)	No dividends were paid during the preceding 12 months.

(B)	Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2017 the total value of these securities amounted to $112 or 0.1% of net assets.

(C)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Consumer Discretionary	$5,619	$3,510	$—
Consumer Staples	3,683	2,952	—
Energy	3,215	1,790	—
Financials	7,474	7,134	—
Health Care	5,830	2,678	—
Industrials	4,590	4,050	—
Information Technology	10,690	3,017	—
Materials	1,863	2,273	—
Real Estate	1,375	1,378	—
Telecommunication Services	1,091	1,113	—
Utilities	1,336	930	—
Total Common Stocks	$46,766	$30,825	$—
Investment Funds	1,799	—	—
Preferred Stocks	—	177	—
Short-Term Securities	—	9	—
Total	$48,565	$31,011	$—

During the period ended December 31, 2017, securities totaling $21,162 were transferred from Level 1 to Level 2. These transfers were the result of fair value procedures applied to international securities due to significant market movement of the S&P 500 on December 31, 2017. Transfers out of Level 1 represent the values as of the beginning of the reporting period.

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipts

GDR = Global Depositary Receipts

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at December 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$73,737

Gross unrealized appreciation	6,635
Gross unrealized depreciation	(796)

Net unrealized appreciation	$5,839

SCHEDULE OF INVESTMENTS Ivy ProShares Russell 2000 Dividend Growers Index Fund (in thousands)	DECEMBER 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Homefurnishing Retail – 1.9%
Aaron Rents, Inc.	38	$1,503

Leisure Facilities – 1.7%
International Speedway Corp., Class A	35	1,394

Publishing – 1.6%
Meredith Corp.	20	1,329

Total Consumer Discretionary – 5.2%		4,226
Consumer Staples

Food Distributors – 1.7%
Andersons, Inc. (The)	45	1,389

Packaged Foods & Meats – 7.1%
Calavo Growers, Inc.	18	1,553
J&J Snack Foods Corp.	9	1,425
Lancaster Colony Corp.	11	1,365
Tootsie Roll Industries, Inc.	38	1,380

		5,723

Tobacco – 3.4%
Universal Corp.	26	1,348
Vector Group Ltd.	62	1,384

		2,732

Total Consumer Staples – 12.2%		9,844
Financials

Asset Management & Custody Banks – 1.7%
Westwood Holdings Group, Inc.	21	1,393

Life & Health Insurance – 1.7%
American Equity Investment Life Holding Co.	45	1,372

Property & Casualty Insurance – 5.3%
AmTrust Financial Services, Inc.	140	1,414
Infinity Property and Casualty Corp.	13	1,399
RLI Corp.	24	1,448

		4,261

Regional Banks – 9.8%
BancFirst Corp.	25	1,273
Community Bank System, Inc.	25	1,356
Southside Bancshares, Inc.	39	1,318
Tompkins Financial Corp.	16	1,315
UMB Financial Corp.	19	1,353
United Bankshares, Inc.	38	1,312

		7,927

Total Financials – 18.5%		14,953
Health Care

Health Care Distributors – 1.7%
Owens & Minor, Inc.	73	1,380

Health Care Facilities – 1.6%
National HealthCare Corp.	22	1,326

Health Care Supplies – 1.7%
Atrion Corp.	2	1,353

Total Health Care – 5.0%		4,059
Industrials

Agricultural & Farm Machinery – 1.7%
Lindsay Corp.	15	1,337

Commercial Printing – 1.7%
Brady Corp., Class A	36	1,380

Diversified Support Services – 5.2%
Healthcare Services Group, Inc.	27	1,447
Matthews International Corp.	25	1,312
McGrath RentCorp	30	1,416

		4,175

Environmental & Facilities Services – 1.5%
ABM Industries, Inc.	32	1,217

Industrial Machinery – 1.8%
Franklin Electric Co., Inc.	31	1,415

Office Services & Supplies – 1.6%
MSA Safety, Inc.	17	1,326

Trading Companies & Distributors – 1.7%
GATX Corp.	22	1,393

Total Industrials – 15.2%		12,243

Information Technology

Electronic Equipment & Instruments – 1.8%
Badger Meter, Inc.	31	1,483

Total Information Technology – 1.8%		1,483
Materials

Commodity Chemicals – 1.6%
Hawkins, Inc.	38	1,322

Diversified Metals & Mining – 1.9%
Compass Minerals International, Inc.	21	1,492

Specialty Chemicals – 6.7%
H.B. Fuller Co.	25	1,362
Quaker Chemical Corp.	9	1,347
Sensient Technologies Corp.	18	1,345
Stepan Co.	17	1,377

		5,431

Total Materials – 10.2%		8,245
Real Estate

Health Care REITs – 3.5%
National Health Investors, Inc.	18	1,367
Universal Health Realty Income Trust	19	1,445

		2,812

Retail REITs – 1.6%
Urstadt Biddle Properties, Inc., Class A	60	1,309

Total Real Estate – 5.1%		4,121
Telecommunication Services

Integrated Telecommunication Services – 1.6%
ATN International, Inc.	24	1,318

Total Telecommunication Services – 1.6%		1,318
Utilities

Electric Utilities – 3.2%
ALLETE, Inc.	18	1,314
Portland General Electric Co.	29	1,316

		2,630

Gas Utilities – 9.8%
Chesapeake Utilities Corp.	17	1,330
New Jersey Resources Corp.	32	1,288
Northwest Natural Gas Co.	21	1,232
South Jersey Industries, Inc.	42	1,317
Spire, Inc.	17	1,305
WGL Holdings, Inc.	17	1,431

		7,903

Independent Power Producers & Energy Traders – 1.8%
Black Hills Corp.	24	1,468

Multi-Utilities – 3.4%
Avista Corp.	27	1,410
NorthWestern Corp.	22	1,335

		2,745

Water Utilities – 6.7%
California Water Service Group	32	1,434
Connecticut Water Service, Inc.	23	1,339
Middlesex Water Co.	31	1,256
SJW Corp.	21	1,356

		5,385

Total Utilities – 24.9%		20,131

TOTAL COMMON STOCKS – 99.7%		$80,623
(Cost: $80,176)

SHORT-TERM SECURITIES	Principal
Master Note – 0.7%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.740%, 1–5–18 (A)	$552	552

TOTAL SHORT-TERM SECURITIES – 0.7%		$552
(Cost: $552)

TOTAL INVESTMENT SECURITIES – 100.4%		$81,175
(Cost: $80,728)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.4)%		(347)

NET ASSETS – 100.0%		$80,828

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$80,623	$—	$—
Short-Term Securities	—	552	—
Total	$80,623	$552	$—

During the period ended December 31, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT= Real Estate Investment Trusts

For Federal income tax purposes, cost of investments owned at December 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$80,728

Gross unrealized appreciation	2,538
Gross unrealized depreciation	(2,091)

Net unrealized appreciation	$447

SCHEDULE OF INVESTMENTS Ivy ProShares S&P 500 Bond Index Fund (in thousands)	DECEMBER 31, 2017 (UNAUDITED)

CORPORATE DEBT SECURITIES	Principal	Value
Consumer Discretionary

Advertising – 0.1%
Omnicom Group, Inc.,
3.600%, 4–15–26	$100	$101

Automobile Manufacturers – 2.1%
Ford Motor Co.:
4.346%, 12–8–26	265	276
7.450%, 7–16–31	455	595
5.291%, 12–8–46	150	163
General Motors Co.:
4.875%, 10–2–23	231	250
5.200%, 4–1–45	200	211

		1,495

Broadcasting – 1.0%
Discovery Communications, Inc.,
4.875%, 4–1–43	298	296
NBCUniversal Media LLC,
4.375%, 4–1–21	360	381

		677

Cable & Satellite – 1.8%
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal):
5.150%, 3–1–20	50	53
3.000%, 2–1–24	350	352
3.150%, 3–1–26	200	202
3.300%, 2–1–27	150	153
Time Warner, Inc. (GTD by Historic TW, Inc.):
3.800%, 2–15–27	200	200
4.850%, 7–15–45	105	110
Viacom, Inc.,
4.250%, 9–1–23	205	209

		1,279

General Merchandise Stores – 0.3%
Target Corp.,
3.500%, 7–1–24	220	229

Home Improvement Retail – 0.9%
Home Depot, Inc. (The):
2.700%, 4–1–23	290	293
4.250%, 4–1–46	50	56
3.900%, 6–15–47	95	100
Lowe’s Co., Inc.,
3.700%, 4–15–46	183	183

		632

Housewares & Specialties – 0.5%
Newell Rubbermaid, Inc.:
3.850%, 4–1–23	300	310
5.500%, 4–1–46	50	60

		370

Internet & Direct Marketing Retail – 0.4%
Amazon.com, Inc.:
3.800%, 12–5–24	139	147
4.950%, 12–5–44	100	121

		268

Movies & Entertainment – 0.3%
Walt Disney Co. (The),
2.950%, 6–15–27	190	189

Publishing – 0.3%
News America, Inc. (GTD by News Corp.),
6.150%, 2–15–41	140	186

Restaurants – 0.4%
McDonalds Corp.,
3.500%, 3–1–27	300	309

Total Consumer Discretionary – 8.1%		5,735
Consumer Staples

Brewers – 0.3%
Molson Coors Brewing Co.:
2.100%, 7–15–21	100	98
4.200%, 7–15–46	107	109

		207

Distillers & Vintners – 0.1%
Constellation Brands, Inc.,
4.250%, 5–1–23	95	100

Drug Retail – 1.0%
CVS Caremark Corp.,
3.875%, 7–20–25	150	155
CVS Health Corp.:
2.125%, 6–1–21	386	376
3.500%, 7–20–22	150	153

		684

Food Distributors – 0.2%
McCormick & Co., Inc.,
2.700%, 8–15–22	105	105

Food Retail – 0.1%
Kroger Co. (The),
4.450%, 2–1–47	100	100

Household Products – 0.3%
Procter & Gamble Co. (The),
2.450%, 11–3–26	200	193

Hypermarkets & Super Centers – 0.8%
Costco Wholesale Corp.,
3.000%, 5–18–27	200	200
Wal-Mart Stores, Inc.,
2.550%, 4–11–23	377	379

		579

Packaged Foods & Meats – 0.8%
Kraft Heinz Foods Co.:
3.500%, 6–6–22	150	153
4.375%, 6–1–46	340	337
Tyson Foods, Inc.,
3.550%, 6–2–27	100	102

		592

Soft Drinks – 1.0%
Coca-Cola Co. (The),
3.200%, 11–1–23	200	207
PepsiCo, Inc.:
2.150%, 10–14–20	355	355
3.450%, 10–6–46	155	150

		712

Tobacco – 0.8%
Altria Group, Inc.,
4.750%, 5–5–21	350	375
Philip Morris International, Inc.,
2.375%, 8–17–22	200	197

		572

Total Consumer Staples – 5.4%		3,844
Energy

Integrated Oil & Gas – 0.9%
Chevron Corp.:
1.561%, 5–16–19	105	105
2.355%, 12–5–22	100	99
2.954%, 5–16–26	140	140
Phillips 66 (GTD by Phillips 66 Co.),
4.875%, 11–15–44	250	286

		630

Oil & Gas Equipment & Services – 0.2%
Halliburton Co.,
5.000%, 11–15–45	150	172

Oil & Gas Exploration & Production – 2.1%
Apache Corp.,
4.250%, 1–15–44	88	85
ConocoPhillips Co. (GTD by ConocoPhillips),
6.500%, 2–1–39	150	210
EOG Resources, Inc.,
2.625%, 3–15–23	100	99
EQT Corp.,
3.000%, 10–1–22	100	99
Exxon Mobil Corp.:
3.043%, 3–1–26	280	284
4.114%, 3–1–46	375	419
Noble Energy, Inc.,
5.250%, 11–15–43	100	110
Occidental Petroleum Corp.,
4.100%, 2–15–47	150	159

		1,465

Oil & Gas Refining & Marketing – 0.5%
Marathon Petroleum Corp.,
6.500%, 3–1–41	100	125
Valero Energy Corp.,
6.625%, 6–15–37	195	257

		382

Oil & Gas Storage & Transportation – 0.8%
Kinder Morgan, Inc.:
3.050%, 12–1–19	100	101
4.300%, 6–1–25	103	107
5.050%, 2–15–46	150	156
Williams Partners L.P.,
3.750%, 6–15–27	200	200

		564

Total Energy – 4.5%		3,213
Financials

Consumer Finance – 3.6%
American Express Credit Corp.:
2.125%, 3–18–19	100	100
2.375%, 5–26–20	210	210
2.250%, 5–5–21	200	198
2.700%, 3–3–22	250	251
3.300%, 5–3–27	204	207
Capital One Financial Corp.:
2.500%, 5–12–20	105	105
3.750%, 7–28–26	443	441
Caterpillar Financial Services Corp.,
1.700%, 8–9–21	138	134
General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.100%, 1–15–19	100	101
2.400%, 5–9–19	100	100
3.200%, 7–13–20	97	98
3.150%, 6–30–22	300	300
4.350%, 1–17–27	160	166
Synchrony Financial:
2.600%, 1–15–19	50	50
4.250%, 8–15–24	105	109

		2,570

Diversified Banks – 10.2%
Bank of America Corp.:
2.600%, 1–15–19	200	201
2.151%, 11–9–20	161	160

2.503%, 10–21–22	304	301
4.200%, 8–26–24	252	265
3.950%, 4–21–25	105	109
4.450%, 3–3–26	150	160
4.250%, 10–22–26	251	265
3.248%, 10–21–27	705	699
4.183%, 11–25–27	805	840
Bank of New York Mellon Corp. (The),
3.300%, 8–23–29	250	249
BB&T Corp.:
2.450%, 1–15–20	250	251
2.750%, 4–1–22	56	56
Fifth Third Bank N.A.,
2.250%, 6–14–21	200	198
KeyCorp.,
2.900%, 9–15–20	200	202
U.S. Bancorp:
2.950%, 7–15–22	110	112
3.150%, 4–27–27	190	190
Wells Fargo & Co.:
2.150%, 1–15–19	56	56
2.125%, 4–22–19	190	190
2.600%, 7–22–20	116	117
2.550%, 12–7–20	105	105
4.600%, 4–1–21	366	389
3.500%, 3–8–22	246	254
3.069%, 1–24–23	152	153
3.450%, 2–13–23	115	117
3.000%, 2–19–25	110	109
4.100%, 6–3–26	150	157
3.000%, 10–23–26	310	304
4.300%, 7–22–27	220	234
5.606%, 1–15–44	78	96
3.900%, 5–1–45	208	216
4.400%, 6–14–46	255	269
4.750%, 12–7–46	195	218

		7,242

Investment Banking & Brokerage – 8.7%
Goldman Sachs Group, Inc. (The):
7.500%, 2–15–19	270	285
2.550%, 10–23–19	200	200
2.300%, 12–13–19	334	334
2.750%, 9–15–20	150	151
2.600%, 12–27–20	180	180
2.875%, 2–25–21	150	151
2.625%, 4–25–21	150	150
2.350%, 11–15–21	200	197
3.000%, 4–26–22	250	251
3.750%, 5–22–25	168	173
4.250%, 10–21–25	150	157
3.500%, 11–16–26	150	151
3.850%, 1–26–27	255	262
6.750%, 10–1–37	200	267
5.150%, 5–22–45	200	232
4.750%, 10–21–45	111	127
Morgan Stanley:
2.500%, 1–24–19	50	50
2.375%, 7–23–19	150	150
2.650%, 1–27–20	250	251
2.800%, 6–16–20	150	151
2.500%, 4–21–21	150	150
2.625%, 11–17–21	170	169
2.750%, 5–19–22	245	244
4.100%, 5–22–23	264	275
4.000%, 7–23–25	200	209
3.875%, 1–27–26	203	212
4.350%, 9–8–26	282	296
3.950%, 4–23–27	190	193
6.375%, 7–24–42	280	389
4.375%, 1–22–47	150	164

		6,171

Life & Health Insurance – 0.8%
MetLife, Inc.:
4.050%, 3–1–45	254	266
4.600%, 5–13–46	150	171
Prudential Financial, Inc.,
4.600%, 5–15–44	90	102

		539

Multi-Line Insurance – 0.5%
American International Group, Inc.,
4.875%, 6–1–22	340	370

Other Diversified Financial Services – 7.9%
Citigroup, Inc.:
2.050%, 12–7–18	110	110
2.550%, 4–8–19	180	181
2.450%, 1–10–20	300	300
2.400%, 2–18–20	375	375
2.650%, 10–26–20	105	105
2.700%, 3–30–21	100	100
2.900%, 12–8–21	210	211
4.500%, 1–14–22	100	107
3.700%, 1–12–26	180	185
4.600%, 3–9–26	200	213
3.400%, 5–1–26	350	352
3.200%, 10–21–26	250	248
Fidelity National Information Services, Inc.,
3.625%, 10–15–20	180	185
JPMorgan Chase & Co.:
2.350%, 1–28–19	190	190
6.300%, 4–23–19	100	105
2.250%, 1–23–20	233	233
4.250%, 10–15–20	185	194
2.550%, 3–1–21	100	100
2.295%, 8–15–21	100	99
4.350%, 8–15–21	150	159
2.972%, 1–15–23	260	262
2.700%, 5–18–23	230	228
3.875%, 9–10–24	150	156
3.200%, 6–15–26	55	55
2.950%, 10–1–26	205	201
4.125%, 12–15–26	140	148
3.625%, 12–1–27	155	157
5.625%, 8–16–43	100	124
4.850%, 2–1–44	125	148
4.950%, 6–1–45	315	366

		5,597

Property & Casualty Insurance – 0.6%
Berkshire Hathaway, Inc.,
2.750%, 3–15–23	322	324
Chubb INA Holdings, Inc.,
3.350%, 5–3–26	110	112

		436

Regional Banks – 0.9%
PNC Financial Services Group, Inc. (The),
3.150%, 5–19–27	411	412
Regions Financial Corp.,
2.750%, 8–14–22	120	120
SunTrust Banks, Inc.,
2.450%, 8–1–22	100	99

		631

Specialized Finance – 0.3%
LYB International Finance B.V.,
4.875%, 3–15–44	150	166

Total Financials – 33.5%		23,722
Health Care

Biotechnology – 2.4%
Amgen, Inc.:
3.875%, 11–15–21	105	110
3.625%, 5–15–22	105	109
4.400%, 5–1–45	190	206
4.563%, 6–15–48	165	184
Biogen, Inc.:
2.900%, 9–15–20	110	111
5.200%, 9–15–45	150	178
Gilead Sciences, Inc.:
2.550%, 9–1–20	258	260
3.500%, 2–1–25	200	207
4.150%, 3–1–47	301	320

		1,685

Health Care Equipment – 0.2%
Zimmer Holdings, Inc.,
2.700%, 4–1–20	157	157

Health Care Services – 0.3%
Cardinal Health, Inc.,
2.616%, 6–15–22	180	177

Health Care Supplies – 2.5%
Abbott Laboratories:
2.900%, 11–30–21	130	132
3.750%, 11–30–26	156	160
4.900%, 11–30–46	340	389
Express Scripts Holding Co.:
3.000%, 7–15–23	95	94
4.500%, 2–25–26	150	159
Medtronic Global Holdings SCA,
3.350%, 4–1–27	105	108
Medtronic, Inc. (GTD by Medtronic Global Holdings SCA and Medtronic plc):
2.500%, 3–15–20	350	352
4.375%, 3–15–35	100	113
4.625%, 3–15–45	225	262

		1,769

Life Sciences Tools & Services – 0.1%
Thermo Fisher Scientific, Inc.,
3.200%, 8–15–27	100	99

Managed Health Care – 1.9%
Aetna, Inc.,
2.800%, 6–15–23	253	249
Anthem, Inc.:
2.250%, 8–15–19	100	100
4.650%, 8–15–44	250	274
Cigna Corp.,
3.875%, 10–15–47	100	100
Humana, Inc.,
4.950%, 10–1–44	100	115
UnitedHealth Group, Inc.,
4.200%, 1–15–47	465	501

		1,339

Pharmaceuticals – 6.4%
AbbVie, Inc.:
2.300%, 5–14–21	559	555
2.900%, 11–6–22	295	295
4.450%, 5–14–46	182	198
Actavis Funding SCS (GTD by Warner Chilcott Ltd., Actavis Capital S.a.r.l. and Actavis, Inc.):
3.000%, 3–12–20	100	101
3.450%, 3–15–22	175	178
3.800%, 3–15–25	100	102
4.850%, 6–15–44	190	203
Allergan Funding SCS (GTD by Warner Chilcott Ltd., Allergan Capital S.a.r.l. and Allergan Finance LLC),
4.550%, 3–15–35	175	185
Celgene Corp.:
2.875%, 8–15–20	205	207
3.625%, 5–15–24	100	103
5.000%, 8–15–45	150	170
Eli Lilly and Co.,
3.950%, 5–15–47	100	107
Johnson & Johnson:
2.950%, 3–3–27	190	192
3.625%, 3–3–37	100	106
Merck & Co., Inc.:
1.850%, 2–10–20	265	263
4.150%, 5–18–43	100	111
3.700%, 2–10–45	90	94
Mylan N.V.:
3.150%, 6–15–21	100	101
5.250%, 6–15–46	150	164
Pfizer, Inc.:
1.450%, 6–3–19	200	198

3.000%, 6–15–23	100	102
3.000%, 12–15–26	150	151
Walgreens Boots Alliance, Inc.:
3.450%, 6–1–26	150	148
4.800%, 11–18–44	210	226
Zoetis, Inc.,
3.250%, 2–1–23	250	254

		4,514

Total Health Care – 13.8%		9,740
Industrials

Aerospace & Defense – 2.1%
Lockheed Martin Corp.,
3.550%, 1–15–26	230	239
Northrop Grumman Corp.:
2.080%, 10–15–20	190	188
3.250%, 8–1–23	130	133
4.030%, 10–15–47	180	188
Rockwell Collins, Inc.,
4.350%, 4–15–47	180	195
United Technologies Corp.:
2.800%, 5–4–24	245	243
4.500%, 6–1–42	301	334

		1,520

Air Freight & Logistics – 0.7%
FedEx Corp.:
4.550%, 4–1–46	105	115
4.400%, 1–15–47	150	160
United Parcel Service, Inc.,
3.125%, 1–15–21	200	205

		480

Electrical Components & Equipment – 0.2%
Eaton Corp. (GTD by Eaton Corp. plc),
2.750%, 11–2–22	105	105

Industrial Conglomerates – 3.1%
3M Co.,
2.875%, 10–15–27	100	99
E.I. du Pont de Nemours and Co.,
2.200%, 5–1–20	200	200
General Electric Capital Corp.:
3.100%, 1–9–23	100	102
6.750%, 3–15–32	376	515
5.875%, 1–14–38	200	258
General Electric Co.:
4.375%, 9–16–20	250	262
2.700%, 10–9–22	205	205
4.500%, 3–11–44	312	345
Honeywell International, Inc.,
1.400%, 10–30–19	200	198

		2,184

Office Services & Supplies – 0.4%
Xerox Corp.:
4.500%, 5–15–21	190	199
3.625%, 3–15–23	105	102

		301

Railroads – 0.6%
Burlington Northern Santa Fe LLC,
4.150%, 4–1–45	300	326
CSX Corp.,
3.250%, 6–1–27	100	100

		426

Total Industrials – 7.1%		5,016
Information Technology

Communications Equipment – 1.0%
Cisco Systems, Inc.:
2.125%, 3–1–19	105	105
4.450%, 1–15–20	194	203
1.850%, 9–20–21	400	393

		701

Data Processing & Outsourced Services – 1.2%
Automatic Data Processing, Inc.,
2.250%, 9–15–20	100	100
Visa, Inc.:
4.150%, 12–14–35	375	416
4.300%, 12–14–45	313	356

		872

Internet Software & Services – 0.7%
Alphabet, Inc.,
1.998%, 8–15–26	270	255
eBay, Inc.:
2.600%, 7–15–22	105	104
2.750%, 1–30–23	105	104

		463

IT Consulting & Other Services – 0.4%
International Business Machines Corp.:
3.450%, 2–19–26	100	103
4.000%, 6–20–42	200	212

		315

Semiconductor Equipment – 0.2%
Applied Materials, Inc.,
4.350%, 4–1–47	100	112

Semiconductors – 1.7%
Intel Corp.:
2.450%, 7–29–20	180	182
3.300%, 10–1–21	105	109
2.350%, 5–11–22	107	107
4.100%, 5–19–46	250	275
QUALCOMM, Inc.:
2.600%, 1–30–23	130	127
3.250%, 5–20–27	210	205
4.800%, 5–20–45	200	215

		1,220

Systems Software – 4.9%
Microsoft Corp.:
1.850%, 2–6–20	262	261
2.000%, 11–3–20	510	508
2.875%, 2–6–24	200	203
3.125%, 11–3–25	185	189
2.400%, 8–8–26	80	77
3.300%, 2–6–27	250	258
4.100%, 2–6–37	50	56
3.700%, 8–8–46	100	104
4.000%, 2–12–55	150	160
Oracle Corp.:
2.375%, 1–15–19	171	172
2.250%, 10–8–19	343	344
2.500%, 5–15–22	300	300
2.500%, 10–15–22	350	349
2.400%, 9–15–23	192	190
2.650%, 7–15–26	330	322

		3,493

Technology Hardware, Storage & Peripherals – 4.3%
Apple, Inc.:
2.100%, 5–6–19	241	242
1.800%, 5–11–20	230	228
2.850%, 5–6–21	222	226
3.000%, 2–9–24	260	263
3.250%, 2–23–26	150	153
3.350%, 2–9–27	348	356
3.200%, 5–11–27	200	202
3.450%, 2–9–45	250	244
4.650%, 2–23–46	255	298
3.850%, 8–4–46	380	396
4.250%, 2–9–47	159	176
Hewlett Packard Enterprise Co.,
4.400%, 10–15–22	150	158
Hewlett-Packard Co.,
4.650%, 12–9–21	100	106

		3,048

Total Information Technology – 14.4%		10,224
Materials

Diversified Chemicals – 0.2%
Dow Chemical Co. (The),
8.550%, 5–15–19	100	108

Diversified Metals & Mining – 0.2%
Newmont Mining Corp.,
4.875%, 3–15–42	100	111

Fertilizers & Agricultural Chemicals – 0.1%
Monsanto Co.,
4.400%, 7–15–44	100	107

Paper Packaging – 0.3%
International Paper Co.,
3.000%, 2–15–27	200	194

Specialty Chemicals – 0.4%
LYB International Finance II B.V.,
3.500%, 3–2–27	100	100
Sherwin-Williams Co. (The),
4.500%, 6–1–47	182	199

		299

Total Materials – 1.2%		819
Real Estate

Health Care REITs – 0.3%
HCP, Inc.,
4.250%, 11–15–23	100	105
Health Care REIT, Inc.,
4.000%, 6–1–25	100	103

		208

Office REITs – 0.2%
Boston Properties L.P.,
2.750%, 10–1–26	150	142

Specialized REITs – 0.4%
Crown Castle International Corp.,
5.250%, 1–15–23	197	215
Digital Realty Trust L.P. (GTD by Digital Realty Trust, Inc.),
3.700%, 8–15–27	100	101

		316

Total Real Estate – 0.9%		666
Telecommunication Services

Integrated Telecommunication Services – 8.4%
AT&T, Inc.:
2.300%, 3–11–19	210	210
3.200%, 3–1–22	200	202
3.800%, 3–1–24	355	363
4.450%, 4–1–24	210	222
3.950%, 1–15–25	246	252
4.250%, 3–1–27	255	260
4.500%, 5–15–35	290	288
4.300%, 12–15–42	300	282
4.350%, 6–15–45	200	184
5.450%, 3–1–47	150	160
4.500%, 3–9–48	382	358
4.550%, 3–9–49	100	94
5.700%, 3–1–57	252	277
Verizon Communications, Inc.:
2.946%, 3–15–22	250	252
2.450%, 11–1–22	200	196
5.150%, 9–15–23	172	191
3.500%, 11–1–24	300	305
2.625%, 8–15–26	300	283
4.125%, 3–16–27	160	167
5.250%, 3–16–37	196	215
4.812%, 3–15–39	250	261
4.862%, 8–21–46	247	257
5.500%, 3–16–47	195	222
4.522%, 9–15–48	241	237
5.012%, 8–21–54	95	97

4.672%, 3–15–55	100	97

		5,932

Total Telecommunication Services – 8.4%		5,932
Utilities

Electric Utilities – 1.2%
Duke Energy Corp.,
3.750%, 9–1–46	150	149
Entergy Corp.,
2.950%, 9–1–26	105	102
Exelon Corp.,
2.500%, 6–1–22 (A)	102	104
Exelon Generation Co. LLC,
2.950%, 1–15–20	100	101
Georgia Power Co.,
4.300%, 3–15–42	80	85
Southern Co. (The),
2.350%, 7–1–21	300	298

		839

Multi-Utilities – 0.7%
NiSource Finance Corp. (GTD by NiSource, Inc.),
3.490%, 5–15–27	150	153
Pacific Gas and Electric Co.:
5.800%, 3–1–37	100	125
5.400%, 1–15–40	100	120
Sempra Energy,
3.250%, 6–15–27	100	99

		497

Total Utilities – 1.9%		1,336

TOTAL CORPORATE DEBT SECURITIES – 99.2%		$70,247
(Cost: $69,910)

TOTAL INVESTMENT SECURITIES – 99.2%		$70,247
(Cost: $69,910)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.8%		551

NET ASSETS – 100.0%		$70,798

Notes to Schedule of Investments

(A)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at December 31, 2017.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2017:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Corporate Debt Securities	$—	$70,247	$—
Total	$—	$70,247	$—

During the period ended December 31, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

GTD = Guaranteed

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at December 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$69,910

Gross unrealized appreciation	624
Gross unrealized depreciation	(287)

Net unrealized appreciation	$337

SCHEDULE OF INVESTMENTS Ivy ProShares S&P 500 Dividend Aristocrats Index Fund (in thousands)	DECEMBER 31, 2017 (UNAUDITED)

COMMON STOCKS	Shares	Value

Consumer Discretionary
Apparel, Accessories & Luxury Goods – 2.0%
V.F. Corp.	71	$5,250

Distributors – 2.0%
Genuine Parts Co.	57	5,400

General Merchandise Stores – 2.0%
Target Corp.	80	5,239

Home Furnishings – 1.9%
Leggett & Platt, Inc.	104	4,968

Home Improvement Retail – 2.2%
Lowe’s Co., Inc.	62	5,787

Restaurants – 2.0%
McDonalds Corp.	31	5,307

Total Consumer Discretionary – 12.1%		31,951
Consumer Staples

Agricultural Products – 1.7%
Archer Daniels Midland Co.	116	4,631

Distillers & Vintners – 2.3%
Brown-Forman Corp., Class B	90	6,206

Drug Retail – 2.1%
Walgreen Co.	75	5,454

Food Distributors – 4.1%
McCormick & Co., Inc.	51	5,194
Sysco Corp.	92	5,606

		10,800

Household Products – 6.2%
Clorox Co. (The)	40	5,908
Colgate-Palmolive Co.	70	5,307
Procter & Gamble Co. (The)	58	5,338

		16,553

Hypermarkets & Super Centers – 2.1%
Wal-Mart Stores, Inc.	57	5,672

Packaged Foods & Meats – 2.3%
Hormel Foods Corp.	167	6,075

Personal Products – 2.1%
Kimberly-Clark Corp.	45	5,442

Soft Drinks – 4.0%
Coca-Cola Co. (The)	109	5,020
PepsiCo, Inc.	46	5,472

		10,492

Total Consumer Staples – 26.9%		71,325
Energy

Integrated Oil & Gas – 2.0%
Chevron Corp.	42	5,306

Oil & Gas Exploration & Production – 1.9%
Exxon Mobil Corp.	61	5,063

Total Energy – 3.9%		10,369
Financials

Asset Management & Custody Banks – 3.9%
Franklin Resources, Inc.	113	4,887
T. Rowe Price Group, Inc.	52	5,496

		10,383

Financial Exchanges & Data – 2.0%
S&P Global, Inc.	31	5,287

Life & Health Insurance – 2.0%
Aflac, Inc.	60	5,246

Property & Casualty Insurance – 1.9%
Cincinnati Financial Corp.	66	4,968

Total Financials – 9.8%		25,884
Health Care

Health Care Equipment – 3.9%
Becton Dickinson & Co.	24	5,127
Medtronic plc	64	5,188

		10,315

Health Care Services – 1.7%
Cardinal Health, Inc.	76	4,660

Health Care Supplies – 2.0%
Abbott Laboratories	91	5,207

Pharmaceuticals – 3.9%
AbbVie, Inc.	55	5,330
Johnson & Johnson	36	4,985

		10,315

Total Health Care – 11.5%		30,497
Industrials

Aerospace & Defense – 1.8%
General Dynamics Corp.	24	4,847

Diversified Support Services – 1.9%
Cintas Corp.	33	5,220

Electrical Components & Equipment – 2.0%
Emerson Electric Co.	76	5,276

Industrial Conglomerates – 1.9%
3M Co.	22	5,069

Industrial Machinery – 7.9%
Dover Corp.	53	5,322
Illinois Tool Works, Inc.	32	5,322
Pentair, Inc.	72	5,056
Stanley Black & Decker, Inc.	30	5,174

		20,874

Trading Companies & Distributors – 2.3%
W.W. Grainger, Inc.	25	6,019

Total Industrials – 17.8%		47,305
Information Technology

Data Processing & Outsourced Services – 1.9%
Automatic Data Processing, Inc.	43	5,085

Total Information Technology – 1.9%		5,085
Materials

Industrial Gases – 2.0%
Air Products and Chemicals, Inc.	33	5,389

Specialty Chemicals – 5.9%
Ecolab, Inc.	38	5,125
PPG Industries, Inc.	43	5,026
Sherwin-Williams Co. (The)	13	5,328

		15,479

Steel – 2.0%
Nucor Corp.	85	5,375

Total Materials – 9.9%		26,243
Real Estate

Retail REITs – 2.0%
Federal Realty Investment Trust	40	5,373

Total Real Estate – 2.0%		5,373
Telecommunication Services

Integrated Telecommunication Services – 2.1%
AT&T, Inc.	145	5,636

Total Telecommunication Services – 2.1%		5,636
Utilities

Multi-Utilities – 1.9%
Consolidated Edison, Inc.	59	5,005

Total Utilities – 1.9%		5,005

TOTAL COMMON STOCKS – 99.8%		$264,673
(Cost: $247,557)

SHORT-TERM SECURITIES	Principal

Master Note – 0.5%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps),
1.740%, 1–5–18 (A)	$1,355	1,355

TOTAL SHORT-TERM SECURITIES – 0.5%		$1,355
(Cost: $1,355)

TOTAL INVESTMENT SECURITIES – 100.3%		$266,028
(Cost: $248,912)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.3)%		(774)

NET ASSETS – 100.0%		$265,254

Notes to Schedule of Investments

(A)	Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2017. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 – Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 – Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2017.

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$264,673	$—	$—
Short-Term Securities	—	1,355	—
Total	$264,673	$1,355	$—

During the period ended December 31, 2017, there were no transfers between Level 1 and 2.

The following acronyms are used throughout this schedule:

LIBOR = London Interbank Offered Rate

REIT= Real Estate Investment Trusts

For Federal income tax purposes, cost of investments owned at December 31, 2017 and the related unrealized appreciation (depreciation) were as follows:

Cost	$248,912

Gross unrealized appreciation	17,459
Gross unrealized depreciation	(343)

Net unrealized appreciation	$17,116

ITEM 2.    CONTROLS AND PROCEDURES.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant’s management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.    EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ivy Funds
(Registrant)

By	/s/ Jennifer K. Dulski
Jennifer K. Dulski, Secretary

Date: February 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Philip J. Sanders
Philip J. Sanders, Principal Executive Officer

Date: February 28, 2018

By	/s/ Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: February 28, 2018